UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23165

CION ARES DIVERSIFIED CREDIT FUND

______________________________________________________________________________

(Exact name of registrant as specified in charter)

3 PARK AVENUE

36TH FLOOR

NEW YORK, NEW YORK 10016

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

Eric A. Pinero

3 Park Avenue, 36th Floor

New York, New York 10016

(Name and Address of Agent for Service)

Copy to:

Michael A. Reisner Mark Gatto CION Ares Management, LLC 3 Park Avenue, 36th Floor New York, New York 10016	Richard Horowitz, Esq. Matthew K. Kerfoot, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code: (646) 845-2577

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Report to Stockholders.

(a)

CION Ares Diversified Credit Fund

SEMI-ANNUAL REPORT

JUNE 30, 2021

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling 888-729-4266 toll-free or by sending an e-mail request to CION Ares Diversified Credit Fund Investor Relations Department at ir@cioninvestments.com if you invest directly with the Fund, or by contacting your financial intermediary (such as a broker-dealer or bank) if you invest through your financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 888-729-4266 toll-free or by sending an e-mail request to CION Ares Diversified Credit Fund Investor Relations Department at ir@cioninvestments.com, or by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

CION Ares Diversified Credit Fund

Contents

Letter to Shareholders	2
Fund Profile & Financial Data	5
Consolidated Schedule of Investments	7
Consolidated Statement of Assets and Liabilities	78
Consolidated Statement of Operations	80
Consolidated Statements of Changes in Net Assets	81
Consolidated Statement of Cash Flows	83
Financial Highlights	85
Notes to Consolidated Financial Statements	93
Proxy & Portfolio Information	119
Dividend Reinvestment Plan	120
Corporate Information	122
Privacy Notice	123
Trustees and Executive Officers	124
Approval of Investment Sub-Advisory Agreement	128

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Letter to Shareholders

June 30, 2021

Fellow Shareholders,

We hope this semi-annual report for the CION Ares Diversified Credit Fund (the "Fund"), for the period ending June 30, 2021, finds you and your loved ones healthy and safe.

We are pleased to report that the Fund has continued to experience steady asset growth over the last six months, bringing total assets to $1.7 billion as of June 30, 2021. The Fund has delivered a 6.51% annualized return since inception1. As of period-end, the Fund had 520 total investments, spread across 24 unique industries. Secured debt instruments accounted for 92.4%2 of the Fund and more than 50% of the Fund was deployed in investments directly originated by affiliates of the investment sub-advisor, Ares Capital Management II. The Fund's relative value strategy across liquid and illiquid credit has allowed us to capitalize quickly on market opportunities, which has been beneficial as markets and economies continue to work through the impact of the pandemic.

Investment Philosophy and Process

The Fund employs a dynamic asset allocation framework that seeks to offer enhanced yield and downside risk mitigation, while enabling the manager to respond to changing market conditions. We believe that the differentiated, diversified portfolio of directly originated and liquid investments can provide superior risk-adjusted returns for our shareholders. Active management across a broad spectrum of credit asset classes, including high yield bonds, leveraged loans, structured credit, real estate debt, and direct lending in the United States and Europe provides the opportunity to generate attractive risk-adjusted returns by capturing the best relative value.

The Fund's investment process is rigorous and incorporates top-down and bottom-up factors. The Fund's Advisor, CION Ares Management ("CAM" or the "Advisor"), leverages the resources of the broader Ares platform to conduct ongoing proprietary analysis at the asset-class level that compares current market conditions with historical and industry-level precedents to examine the rate environment, correlation to public markets, and local/regional risks. This information is brought before the 15-member investment allocation committee in semimonthly meetings, where senior members in each of the underlying asset classes within the Ares Credit and Real Estate Debt Groups share their observations with the Advisor's portfolio managers.

Investment Environment

Capital markets sentiment has been "risk on" throughout 2021 due to mass vaccinations, continued stimulus, and increased confidence in the global economic recovery. Citing effective vaccine distribution and additional fiscal support measures, the Organization for Economic Co-operation and Development (OECD) revised their forecast for global GDP growth from +4.2% to +6.5%, and from +3.2% to +6.5% for the U.S. Treasury yields have varied throughout the year, rising sharply in the first quarter due to revised growth expectations and inflation fears, before declining in recent periods behind growing confidence that inflation will prove transitory. Within global credit markets, elevated rate volatility and reopening of the global economy have contributed to increased demand for sub-investment grade credit instruments due to their low interest rate sensitivity and improving corporate fundamental profile. Markets have grinded tighter throughout the year, with yields in the high yield bond market reaching a record low in June3. Year-to-date, the high yield markets in the U.S. and Europe have returned +3.70% and +3.02%, respectively4. Bank loans have returned +3.48% in the U.S. and +2.91% in Europe5 on the back of strong demand from retail funds and robust CLO formation. In alignment with early cycle sentiment, returns have been driven by cyclical sectors and lower quality paper in both markets. Though both credit sectors have rallied this year, levels remain favorable when compared to traditional fixed income asset categories due to their yield premium and relatively muted rate sensitivity.

Sub-investment grade credit markets in the U.S. have experienced positive returns owing to the continued economic recovery and resulting appetite for risk. The syndicated loan market benefitted from rising Treasury yields in the first quarter, fueling an uptick in loan fund inflows which, combined with strong CLO issuance, pushed yields and spreads tighter. The primary market for syndicated loans has been robust behind low funding costs as issuers seek to lower their cost of capital. Year-to-date, $495 billion of new issue syndicated loan volume has come to market, surpassing 2020's full year total of $422 billion6. The high yield market has exhibited similar trends over the year-to-date period, though to a lesser

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2021

extent given the shifting rate environment. Pivoting to the CLO market, conditions have been healthy, highlighted by the most active quarter on record in Q2'217, due to stable liability spreads and robust supply in the syndicated loan market. These issuance trends filtered through to the middle market as M&A activity surged during the second quarter as companies sought to execute deals prior to proposed tax increases and position themselves for a post-COVID economy8.

European markets have exhibited similar trends as the U.S. for the year-to-date period. Economic data prints continue to show improvement, the European Central Bank's quantitative easing program has been operating at an accelerated pace, vaccine programs have ramped up across the region and governments have outlined a pathway to lift lockdown measures and reopen sectors such as hospitality and travel. Across the rating spectrum, lower rated credits have lead the rally, along with sectors that have been directly impacted by the global pandemic as investors increasingly looked to these segments to pick up yield and potentially benefit from price appreciation on the expectation that the re-opening of economies would endure. The primary market has been printing new loan and bond deals at a frenetic pace. Total volumes in the syndicated loan market have surpassed 2020 levels, while high yield has already reached ~80% of last year's total9. Loan and bond new issue proceeds have been wide ranging, with elevated acquisition, recapitalization and refinancing activity all contributing to total issuance figures.

As the second half of 2021 begins, the macroeconomic backdrop for leveraged credit seems to be well positioned in that the global economy is recovering, credit fundamentals are improving, default rates have decreased significantly, and central banks continue to be accommodative for the near-term. However, there are still headwinds facing our markets. The proliferation of the new Delta strain of the COVID-19 virus presents a challenge to investor confidence as the contagious variant has impeded hopes for a sooner end to the crisis and return to total normalcy. We have seen rates drop across the globe, with the 10-year Treasury falling below 1.30% during the first week of July, as opposed to its high of almost 1.75% at the end of March10. Additionally, the growing pains of supply chain challenges and low labor-force participation and employment rates causing longer-term inflation pressure on earnings could impede a full recovery. The labor-force participation rate has recovered slightly over the last few months, but not as consistently as the unemployment rate, though both remain well below pre-pandemic levels. Although we are positive on economic growth overall, we are continuing to keep a close eye on macroeconomic data and any signals from central banks. We believe our scaled platform, tenured experience and cycle-tested investment process will allow us to successfully navigate these changing market environments.

Summary

With a third stimulus package, positive economic data, and accelerated vaccine rollouts, investor appetite for risk was a consistent theme in the first half of the year. Increased inflation led to a challenging environment for long duration credit sectors. As a result, the Bloomberg Barclays U.S. Aggregate Index had its worst quarter ever in 1Q'21, and remains negative on a year-to-date basis as of June 30, 202111. In combination with the Federal Reserve's latest "dot plot" suggesting two potential rate increases in 2023, the go-forward environment for traditional fixed income assets is expected to remain challenging.

While economic forecasts are positive, we remain cautiously optimistic in our outlook. We continue to monitor fiscal and monetary policy in response to the recovery and elevated growth expectations, as well as labor market conditions and the potential for wage inflation. Rising infection rates, slower vaccine uptake and the proliferation of new virus strains are also potential concerns.

We are pleased with the ongoing construction of the Fund's diversified portfolio, and we believe the Fund is well positioned to find relative value opportunities as we move through the recovery phase and into the new market cycle ahead of us. Our Advisor will continue to leverage its position as a global leader in credit markets to identify attractive investment opportunities in line with the stated objective of the Fund.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2021

We thank you for your investment in and continued support of CION Ares Diversified Credit Fund.

Sincerely,

Mark Gatto Co-CEO CION Ares Management	Michael A. Reisner Co-CEO CION Ares Management

Views expressed are those of CION Ares Management as of the date of this communication, are subject to change at any time, and may differ from the views of other portfolio managers or of Ares as a whole. Although these views are not intended to be a forecast of future events, a guarantee of futures results, or investment advice, any forward-looking statements are not reliable indicators of future events and no guarantee is given that such activities will occur as expected or at all. Information contained herein has been obtained from sources believed to be reliable, but the accuracy and completeness of the information cannot be guaranteed. CION Ares Management does not undertake any obligation to publicly update or review any forward-looking information, whether as a result of new information, future developments or otherwise, except as required by law. All investments involve risk, including possible loss of principal. Past performance is not indicative of future results.

The outbreak of a novel and highly contagious form of coronavirus ("COVID-19"), which the World Health Organization has declared to constitute a pandemic, has resulted in numerous deaths, adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. The global impact of the outbreak is rapidly evolving, and many countries have reacted by instituting quarantines, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues. Businesses are also implementing similar precautionary measures. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on energy, transportation, hospitality, tourism, entertainment and other industries. The impact of COVID-19 has led to significant volatility and declines in the global financial markets and oil prices and it is uncertain how long this volatility will continue. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. Any public health emergency, including any outbreak of COVID-19 or other existing or new epidemic diseases, or the threat thereof, and the resulting financial and economic market uncertainty could have a significant adverse impact on the Fund, the value of its investments and its portfolio companies. The performance information herein is as of June 30, 2021 and not all of the effects, directly and indirectly, resulting from COVID-19 and/or the current market environment, may be reflected herein. The full impact of COVID-19 and its ultimate potential effects on portfolio company performance and valuations is particularly uncertain and difficult to predict.

CION Securities, LLC ("CSL") is the wholesale marketing agent for CION Ares Diversified Credit Fund ("CADC" or the "Fund"), advised by CION Ares Management, LLC ("CAM") and distributed by ALPS Distributors, Inc ("ADI"). CSL, member FINRA, and CAM are not affiliated with ADI, member FINRA. Certain Ares fund securities may be offered through its affiliate, Ares Investor Services LLC ("AIS"), a broker-dealer registered with the SEC, and a member of FINRA and SIPC.

REF: CP?00845

1   Past performance is not indicative of future results. Portfolio characteristics of the Fund are as of June 30, 2021 and are subject to change. Performance shown here is the I-Share Class. The I-Share was incepted on July 12, 2017. Returns include reinvestment of distributions and reflect fund expenses inclusive of recoupment of previously provided expense support. The estimated expense ratio is 3.52%. Expense ratios are annualized and calculated as a percentage of estimated average net assets. Share values will fluctuate, therefore if repurchased, they may be worth more or less than their original cost.

2   Secured Debt Includes First and Second Lien assets, Structured Credit Debt, Structured Credit Equity.

3   Source: JP Morgan High Yield Market Monitor.

4   Source: ICE BofA HY Indices. European returns are hedged to Euro. As of June 30, 2021.

5   Source: Credit Suisse. European returns are hedged to Euro. As of June 30, 2021.

6   Source: JP Morgan Leveraged Loan Market Monitor.

7   Source: JP Morgan Leveraged Loan Market Monitor.

8   Source: Reuters, Dealmakers drown in deals in second-quarter M&A frenzy. July 1, 2021.

9   Source: Credit Suisse, ICE BofA. As of June 30, 2021.

10   Source: Bloomberg. As of July 28, 2021.

11   Source: Bloomberg Barclays U.S. Aggregate Index. As of June 30, 2021.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2021

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX
CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

FUND OVERVIEW

CION Ares Diversified Credit Fund (CADC) is a diversified, unlisted closed-end management investment company registered under the 1940 Act as an interval fund. The Fund will seek to capitalize on market inefficiencies and relative value opportunities by dynamically allocating a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments which, under normal circumstances, will represent at least 80% of the Fund's assets.

Fixed vs. Floating Rate

Excludes cash, other net assets and equity instruments.

KEY FACTS

TOTAL MANAGED ASSETS*	~$1.68B
TOTAL ISSUES	520

DISTRIBUTIONS[1]	Monthly
SHARE CLASS	INCEPTION	CURRENT DISTRIBUTION RATE[2]	STANDARD DEVIATION[3]	SHARPE RATIO[4] (ANNUALIZED)
CLASS A	1/26/2017	5.50%	4.36%	1.02
CLASS C	7/12/2017	5.51%	4.39%	1.01
CLASS I	7/12/2017	5.45%	4.38%	1.07
CLASS L	11/2/2017	5.48%	4.54%	0.95
CLASS U	7/25/2019	5.45%	5.95%	0.75
CLASS U-2	4/13/2020	5.47%	3.63%	5.07
CLASS W	12/4/2018	5.47%	5.29%	1.00

Portfolio Allocation*

  Allocation by Asset Type

  Allocation by Geography

Top 10 Holdings* % of Portfolio

CEP V I 5 Midco Limited (aka Mak System)	1.5%
DigiCert	1.3%
DecoPac, Inc.	1.3%
True Potential Group Limited	1.1%
Culligan	0.9%
TurnPoint Services	0.9%
Symplr Software, Inc.	0.9%
Dr. Scholl's (Scholl's Wellness Company)	0.9%
Commercial Trailer Leasing, Inc.	0.8%
eResearch Technology	0.8%

Allocation by Industry* % of Portfolio

Software & Services	23.0%
Structured Products (CLOs & Private ABS)	10.1%
Health Care Equipment & Services	9.1%
Capital Goods	6.9%
Diversified Financials	6.7%
Commercial & Professional Services	6.4%
Insurance	5.8%
Consumer Services	5.8%
Other	26.7%
Cash	(0.5)%

* Holdings and allocations, unless otherwise indicated, are based on the total managed assets and subject to change without notice. Total managed assets is defined as the total assets (including any assets attributable to financial leverage) minus accrued liabilities (other than debt representing financial leverage). Data shown is for informational purposes only and not a recommendation to buy or sell any security.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2021 (continued)

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX
CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

MANAGEMENT TEAM

• Mitch Goldstein, Co-Head of Ares Credit Group | 25 Years of Experience

• Greg Margolies, Head of Markets, Ares Management | 31 Years of Experience

• CADC's allocation committee consists of an additional 13 members, averaging nearly 25 years of experience.

ABOUT CION INVESTMENTS

CION Investments is a leading manager of investment solutions designed to redefine the way individual investors can build their portfolios and help meet their long-term investment goals. With more than 30 years of experience in the alternative asset management industry, CION strives to level the playing field. CION currently manages CION Investment Corporation, a leading non-traded BDC, and sponsors, through CION Ares Management, CION Ares Diversified Credit Fund, a globally diversified interval fund.

ABOUT ARES MANAGEMENT

Ares Management Corporation (NYSE: ARES) is a leading global alternative investment manager operating three integrated businesses across Credit, Private Equity and Real Estate. Ares Management's investment groups collaborate to deliver innovative investment solutions which seeks to provide consistent and attractive investment returns throughout market cycles. Ares Management's global platform had $262 billion of assets under management as of June 30, 2021 with over 2,000+ employees in over 25+ offices in more than 10 countries. Please visit www.aresmgmt.com for additional information.

RISK DISCLOSURES & GLOSSARY

Risks and limitations include, but are not limited to, the following: investment instruments may be susceptible to economic downturns; most of the underlying credit instruments are rated below investment grade and considered speculative; there is no guarantee all shares can be repurchased; the Fund's business and operations may be impacted by fluctuations in the capital markets; the Fund is a diversified, closed-end investment company with limited operating history; diversification does not eliminate the risk of investment losses.

1 Monthly Distributions — There is no assurance monthly distributions paid by the fund will be maintained at the targeted level or paid at all.

2 Current Distribution Rate — Current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current cash distribution per share without compounding), divided by the net asset value. The current distribution rate shown may be rounded.

3 Sharpe Ratio — a risk-adjusted measure that measures reward per unit of risk. The higher the Sharpe Ratio, the better. The numerator is the difference between a portfolio's return and the return of a risk-free instrument. The denominator is the portfolio's standard deviation. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

4 Standard Deviation — a widely used measure of an investment's performance volatility. Standard deviation shows how much variation from the mean exists with a larger number indicating the data points are more spread out over a larger range of values. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

A portion of distributions may be a direct result of expense support payments provided by CION Ares Management, LLC (CAM), which are subject to repayment by CADC within three years. The purpose of this arrangement is to ensure that CADC bears an appropriate level of expenses. Any such distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or CAM continues to make such expense support payments. Future repayments will reduce cash otherwise potentially available for distributions. There can be no assurance that such performance will be achieved in order to sustain these distributions. CAM has no obligation to provide expense support payments in future periods.

CADC may fund distributions from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital, as well as net income from operations, capital and non-capital gains from the sale of assets, dividends or distributions from equity investments and expense support payments from CAM, which are subject to repayment. For the year ending December 31, 2020, distributions were paid from taxable income and did not include a return of capital for tax purposes. If expense support payments from CAM were not provided, some or all of the distributions may have been a return of capital which would reduce the available capital for investment. The sources of distributions may vary periodically. Please refer to the semi-annual or annu-al reports filed with the SEC for the sources of distributions.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Automobiles & Components
Automotive Keys Group, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	11/6/2025			$674	$674	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Revolver	4.50% (3M LIBOR + 3.50%)	1/20/2026			1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	1/20/2027			3,984	3,944	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan		1/20/2027			1,461	(15	)(e)(h)
GB Auto Service, Inc.		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	10/19/2024			264	101	(e)(h)
GB Auto Service, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	10/19/2024			1,189	1,189	(e)(f)
GB Auto Service, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	10/21/2024			433	433	(e)(f)
GB Auto Service, Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	10/19/2024			12,170	8,215	(e)(h)
Highline Aftermarket Acquisition, LLC		1st Lien Revolver	3.83% (1M LIBOR + 3.75%)	11/10/2025			1	—	(e)(h)
Highline Aftermarket Acquisition, LLC		2nd Lien Term Loan	8.75% (3M LIBOR + 8.00%)	11/9/2028			5,942	5,883	(e)(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Delayed Draw Term Loan	8.75% (3M LIBOR + 8.00%)	11/9/2028			4,209	4,167	(e)
Mavis Tire Express Services Topco Corp.		1st Lien Revolver		5/4/2026			1	—	(e)(h)
Wand Newco 3, Inc.		2nd Lien Term Loan	7.34% (1M LIBOR + 7.25%)	2/5/2027			3,000	2,970	(e)(f)
								27,562		2.00%
Banks
Invictus U.S., LLC (SK Invictus Intermediate II, S.A.R.L.)		2nd Lien Term Loan	6.85% (1M LIBOR + 6.75%)	3/30/2026			690	690	(i)
								690		0.05%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Capital Goods
Alliance Laundry Systems LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.50%)	10/8/2027				$2,953	$2,955
Artera Services, LLC		1st Lien Term Loan		3/6/2025				1,847	1,838	(i)
Brookfield WEC Holdings Inc.		1st Lien Term Loan	3.25% (1M LIBOR + 2.75%)	8/1/2025				2,854	2,824
Clarios Global LP	Canada	1st Lien Term Loan	3.35% (1M LIBOR + 3.25%)	4/30/2026				1,075	1,064
Conair Holdings LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.75%)	5/17/2028				1,035	1,037
Core & Main LP		1st Lien Term Loan	3.75% (1M LIBOR + 2.75%)	8/1/2024				4,004	3,998
CP Atlas Buyer, Inc.		1st Lien Term Loan	4.25% (1M LIBOR + 3.75%)	11/23/2027				5,797	5,779
Creation Holdings Inc.		1st Lien Revolver	6.75% (1M LIBOR + 5.75%)	8/15/2024				545	454	(e)(h)
Creation Holdings Inc.		1st Lien Term Loan	6.75% (1M LIBOR + 5.75%)	8/15/2025				2,355	2,355	(e)(f)
Creation Holdings Inc.		1st Lien Delayed Draw Term Loan	6.75% (1M LIBOR + 5.75%)	8/15/2025				444	444	(e)
Crown Subsea Communications Holding, Inc.		1st Lien Term Loan	5.75% (1M LIBOR + 5.00%)	4/27/2027				1,451	1,459
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolver		12/30/2025				1,296	(13	)(e)(h)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	12/30/2026				3,331	3,298	(e)(f)
Eleda BidCo AB	Sweden	1st Lien Term Loan		6/30/2026			SEK	8,000	—	(e)(h)
Eleda BidCo AB	Sweden	1st Lien Term Loan	6.50% (3M STIBOR + 6.50%)	6/30/2026			SEK	30,070	3,514	(e)(f)
EPS NASS Parent, Inc.		1st Lien Revolver		4/17/2026				158	(3	)(e)(h)
EPS NASS Parent, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	4/19/2028				5,847	5,788	(e)(f)
EPS NASS Parent, Inc.		1st Lien Delayed Draw Term Loan		4/19/2028				585	(6	)(e)(h)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Flow Control Solutions, Inc.		1st Lien Revolver		11/21/2024			$373	$—	(e)(h)
Flow Control Solutions, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	11/21/2024			1,275	1,275	(e)(f)
Flow Control Solutions, Inc.		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	11/21/2024			1,599	1,125	(e)(h)
Fluid-Flow Products, Inc.		1st Lien Term Loan	4.25% (3M LIBOR + 3.75%)	3/31/2028			1,680	1,680
Fluid-Flow Products, Inc.		1st Lien Delayed Draw Term Loan		3/31/2028			320	—	(h)
Foundation Building Materials, Inc.		1st Lien Term Loan	3.75% (3M LIBOR + 3.25%)	1/31/2028			1,000	993
Kene Acquisition, Inc.		1st Lien Revolver		8/8/2024			676	—	(e)(h)
Kene Acquisition, Inc.		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	8/10/2026			2,863	2,863	(e)(f)
Kene Acquisition, Inc.		1st Lien Delayed Draw Term Loan	5.25% (1M LIBOR + 4.25%)	8/10/2026			479	479	(e)
Kodiak BP, LLC		1st Lien Term Loan	4.00% (3M LIBOR + 3.25%)	3/12/2028			3,047	3,041
Madison IAQ LLC		1st Lien Term Loan		6/21/2028			869	869	(i)
Maverick Acquisition, Inc.		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	6/1/2027			5,361	5,307	(e)(f)
Maverick Acquisition, Inc.		1st Lien Delayed Draw Term Loan		6/1/2027			1,915	(19	)(e)(h)
Osmose Utilities Services, Inc.		2nd Lien Term Loan	7.25% (1M LIBOR + 6.75%)	6/25/2029			8,237	8,155	(e)
Peraton Corp.		1st Lien Term Loan	4.50% (1M LIBOR + 3.75%)	2/1/2028			1,995	1,999
Radius Aerospace Europe Limited	Great Britain	1st Lien Revolver		3/29/2025			£186	(13	)(e)(h)
Radius Aerospace Europe Limited	Great Britain	1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	3/29/2025			1,602	1,522	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolver		3/29/2025			429	(21	)(e)(h)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Radius Aerospace, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	3/29/2025			$2,416	$2,295	(e)(f)
Restaurant Technologies, Inc.		1st Lien Term Loan	7.25% (1M LIBOR + 6.25%)	10/1/2025			248	248	(e)
Sigma Electric Manufacturing Corporation		1st Lien Revolver		10/31/2022			1	—	(e)(h)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	10/31/2023			435	435	(e)(f)
SRS Distribution Inc.		1st Lien Term Loan	4.25% (1M LIBOR + 3.75%)	6/2/2028			2,283	2,281
Star US Bidco LLC		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	3/17/2027			3,594	3,587
Sunk Rock Foundry Partners LP		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	10/31/2023			202	202	(e)(f)
Tank Holding Corp.		1st Lien Term Loan	3.60% (1M LIBOR + 3.50%)	3/26/2026			3,405	3,376
Tank Holding Corp.		1st Lien Term Loan	5.75% (6M LIBOR + 5.00%)	3/26/2026			2,047	2,052
Titan Acquisition, Ltd.	Canada	1st Lien Term Loan	3.17% (6M LIBOR + 3.00%)	3/28/2025			4,116	4,041
Transdigm Inc		1st Lien Term Loan	2.35% (1M LIBOR + 2.25%)	8/22/2024			425	420
Transdigm Inc		1st Lien Term Loan	2.35% (1M LIBOR + 2.25%)	12/9/2025			2,985	2,938
Turbo Acquisitions 10 Bidco Limited	Great Britain	1st Lien Term Loan		2/26/2027			£673	—	(e)(h)
Turbo Acquisitions 10 Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (3M GBP LIBOR + 7.25%)	2/26/2027			£2,827	3,911	(e)(f)
Welbilt, Inc.		1st Lien Term Loan	2.60% (1M LIBOR + 2.50%)	10/23/2025			3,902	3,868	(i)
Wilsonart LLC		1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	12/31/2026			5,581	5,579
								101,273		7.37%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Commercial & Professional Services
Aero Operating LLC		1st Lien Term Loan	8.00% (1M LIBOR + 6.50%)	2/9/2026			$2,882	$2,882	(e)(f)
Aero Operating LLC		1st Lien Delayed Draw Term Loan	8.00% (1M LIBOR + 6.50%)	2/9/2026			827	827	(e)
AlixPartners, LLP		1st Lien Term Loan	3.25% (1M LIBOR + 2.75%)	2/4/2028			1,995	1,986
AMCP Clean Intermediate, LLC		1st Lien Revolver		10/1/2024			1	—	(e)(h)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (12M LIBOR + 6.25%)	10/1/2024			2,686	2,686	(e)(f)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (12M LIBOR + 6.25%)	10/1/2024			359	359	(e)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	10/1/2024			85	85	(e)(f)
ASG Bidco Limited	Great Britain	1st Lien Term Loan		4/27/2027			£553	—	(e)(h)
ASG Bidco Limited	Great Britain	1st Lien Term Loan	7.17% (SONIA + 7.00%)	4/27/2027			£2,947	4,077	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Revolver	7.00% (PRIME + 3.75%)	11/12/2025			1,150	89	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	5.75% (1M LIBOR + 4.75%)	11/12/2027			11,008	11,008	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan		11/12/2027			1,681	—	(e)(h)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	9.75% (1M LIBOR + 8.75%)	11/13/2028			3,008	3,008	(e)(f)
Capstone Acquisition Holdings, Inc.		2nd Lien Delayed Draw Term Loan		11/13/2028			531	—	(e)(h)
CED France Holding	France	1st Lien Term Loan	7.00% (3M EURIBOR + 7.00%)	12/10/2025			€1,095	1,298	(e)(f)
Deerfield Dakota Holding, LLC		2nd Lien Term Loan	7.50% (1M LIBOR + 6.75%)	4/7/2028			2,050	2,096	(e)
Dun & Bradstreet Corporation		1st Lien Term Loan	3.35% (1M LIBOR + 3.25%)	2/6/2026			5,323	5,296

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Elevation Services Parent Holdings, LLC		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	12/18/2026				$386	$167	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	12/18/2026				1,343	1,343	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan	6.50% (6M LIBOR + 5.50%)	12/18/2026				1,796	1,796	(e)
GFL Environmental Inc.	Canada	1st Lien Term Loan	3.50% (1M LIBOR + 3.00%)	5/30/2025				1,588	1,589
HH-Stella, Inc.		1st Lien Revolver		4/22/2027				444	(11	)(e)(h)
HH-Stella, Inc.		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	4/24/2028				6,185	6,123	(e)(f)
HH-Stella, Inc.		1st Lien Delayed Draw Term Loan		4/24/2028				1,979	(20	)(e)(h)
IRI Holdings, Inc.		1st Lien Term Loan	4.35% (1M LIBOR + 4.25%)	12/1/2025				1,643	1,643	(e)(f)
IRI Holdings, Inc.		2nd Lien Term Loan	8.10% (1M LIBOR + 8.00%)	11/30/2026				1,472	1,472	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	11/7/2026				1,773	1,773	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	7.50% (6M LIBOR + 6.50%)	11/7/2026				929	555	(e)(h)
Laboratories Bidco LLC		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	6/25/2024				881	327	(e)(h)
Laboratories Bidco LLC		1st Lien Term Loan	7.00% (3M CDOR + 6.00%)	6/25/2024			CAD	1,780	1,436	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	6/25/2024				5,841	5,841	(e)(f)
Lavatio Midco Sarl	Luxembourg	1st Lien Term Loan	7.50% (6M EURIBOR + 7.25%)	11/30/2026				€793	893	(e)(f)(g)
Lavatio Midco Sarl	Luxembourg	1st Lien Term Loan	7.50% (6M EURIBOR + 7.25%)	11/30/2026				€982	668	(e)(g)(h)
Marmic Purchaser, LLC		1st Lien Revolver		3/5/2027				287	(6	)(e)(h)
Marmic Purchaser, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	3/5/2027				2,057	2,037	(e)(f)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Marmic Purchaser, LLC		1st Lien Delayed Draw Term Loan		3/5/2027			$1,196	$(12	)(e)(h)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.25%)	1/7/2027			£1,052	1,455	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	8.75% (6M LIBOR + 7.25%)	1/7/2027			2,100	2,100	(e)(f)
North American Fire Holdings, LLC		1st Lien Revolver		5/19/2027			411	(8	)(e)(h)
North American Fire Holdings, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	5/19/2027			2,339	2,316	(e)(f)
North American Fire Holdings, LLC		1st Lien Delayed Draw Term Loan		5/19/2027			2,462	(25	)(e)(h)
P27 BIDCO LIMITED	Great Britain	1st Lien Term Loan	8.25% (6M GBP LIBOR + 7.50%)	7/31/2026			£2,031	2,196	(e)(h)
P27 BIDCO LIMITED	Great Britain	1st Lien Term Loan	8.25% (6M LIBOR + 7.50%)	7/31/2026			610	555	(e)
Packers Holdings, LLC		1st Lien Term Loan	4.00% (6M LIBOR + 3.25%)	3/9/2028			2,719	2,703
Petroleum Service Group LLC		1st Lien Revolver		7/23/2025			2,106	—	(e)(h)
Petroleum Service Group LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/23/2025			5,353	5,353	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.25%)	7/23/2025			1,313	107	(e)(h)
RSK Group Limited	Great Britain	1st Lien Term Loan	7.50% (3M GBP LIBOR + 7.00%)	10/27/2025			£1,302	1,801	(e)(f)(g)
RSK Group Limited	Great Britain	1st Lien Term Loan	7.50% (3M GBP LIBOR + 7.00%)	10/27/2025			£501	373	(e)(g)(h)
SSE Buyer, Inc.		1st Lien Revolver	3.00% (1M LIBOR + 2.00%)	6/30/2025			3	2	(e)(h)
SSE Buyer, Inc.		1st Lien Term Loan	10.22% (3M LIBOR + 9.22%)	6/30/2026			629	629	(e)(f)
SSE Buyer, Inc.		1st Lien Delayed Draw Term Loan		6/30/2026			189	—	(e)(h)
Stealth Holding LLC		1st Lien Term Loan	7.75% (2M LIBOR + 6.75%)	3/2/2026			2,486	2,461	(e)(f)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Stealth Holding LLC		1st Lien Delayed Draw Term Loan	7.75% (3M LIBOR + 6.75%)	3/2/2026			$989	$69	(e)(h)
Summer (BC) Bidco B LLC		1st Lien Term Loan		12/4/2026			1,450	1,449	(i)
Survitec Group Holdco Limited	Great Britain	1st Lien Term Loan	7.75% (3M GBP LIBOR + 7.50%)	4/6/2027			£9,000	12,450	(e)(f)
Tempo Acquisition, LLC		1st Lien Term Loan		5/1/2024			1,496	1,493	(i)
Tempo Acquisition, LLC		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	11/2/2026			1,316	1,318
UCIT Online Security Inc.	Canada	1st Lien Term Loan	7.75% (2M LIBOR + 6.75%)	3/2/2026			1,657	1,641	(e)(f)
Visual Edge Technology, Inc.		1st Lien Term Loan	8.50% (3M LIBOR + 7.00%)	8/31/2022			161	154	(e)(f)(g)
Visual Edge Technology, Inc.		1st Lien Delayed Draw Term Loan	8.50% (3M LIBOR + 7.00%)	8/31/2022			1,973	1,894	(e)(f)(g)
VLS Recovery Services, LLC		1st Lien Revolver		10/17/2023			1	—	(e)(h)
VLS Recovery Services, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	10/17/2023			977	977	(e)(f)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan	7.00% (2M LIBOR + 6.00%)	10/17/2023			1,070	214	(e)(h)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	10/17/2023			43	43	(e)(f)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	10/17/2023			88	88	(e)
								107,119		7.79%
Consumer Durables & Apparel
AI Aqua Merger Sub, Inc.		1st Lien Term Loan		6/16/2028			7,904	7,924	(i)
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	4.25% (1M LIBOR + 3.25%)	12/13/2023			1,954	1,955
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	4.75% (3M LIBOR + 3.75%)	12/13/2023			4,080	4,080
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	12/13/2023			1,759	1,759

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
AI Aqua Merger Sub, Inc.		1st Lien Delayed Draw Term Loan		6/16/2028			$988	$990	(i)
Big Ass Fans, LLC		1st Lien Term Loan	4.75% (1M LIBOR + 3.75%)	5/21/2024			2,676	2,678
Centric Brands LLC		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	10/9/2024			269	115	(e)(h)
Centric Brands LLC		1st Lien Term Loan	10.00% (3M LIBOR + 9.00%)	10/9/2025			2,196	2,086	(e)(g)
DRS Holdings III, Inc.		1st Lien Revolver		11/1/2025			173	(2	)(e)(h)
DRS Holdings III, Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	11/1/2025			15,773	15,615	(e)(f)
MSG National Properties, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.25%)	11/12/2025			733	755	(e)
Rawlings Sporting Goods Company, Inc		1st Lien Revolver		12/31/2025			1	—	(e)(h)
Rawlings Sporting Goods Company, Inc		1st Lien Term Loan	8.50% (3M LIBOR + 7.50%)	12/31/2026			5,646	5,646	(e)(f)
TGP Holdings III LLC		1st Lien Term Loan		6/29/2028			773	774	(i)
TGP Holdings III LLC		1st Lien Delayed Draw Term Loan		6/29/2028			76	—	(h)
								44,375		3.23%
Consumer Services
A.U.L. Corp.		1st Lien Revolver		6/5/2023			1	—	(e)(h)
A.U.L. Corp.		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	6/5/2023			29	29	(e)(f)
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	7.59% (1M LIBOR + 7.50%)	2/1/2027			4,788	4,405	(e)(f)
American Residential Services L.L.C.		1st Lien Revolver		10/15/2025			1	—	(e)(h)
American Residential Services L.L.C.		2nd Lien Term Loan	9.50% (2M LIBOR + 8.50%)	10/16/2028			8,314	8,314	(e)
Caesars Resort Collection, LLC		1st Lien Term Loan	4.60% (1M LIBOR + 4.50%)	7/21/2025			2,116	2,122

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Canopy Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.25%)	12/18/2024				£1,011	$829	(e)(f)(h)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.50% (3M CIBOR + 9.00%)	5/9/2025			DKK	7,899	1,122	(e)(f)(g)(h)
Compass IV Limited	Great Britain	1st Lien Term Loan		5/9/2025				€1,034	1,223	(i)
Concert Golf Partners Holdco LLC		1st Lien Revolver		8/20/2025				765	—	(e)(h)
Concert Golf Partners Holdco LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	8/20/2025				3,382	3,382	(e)(f)
Concert Golf Partners Holdco LLC		1st Lien Delayed Draw Term Loan	5.25% (3M LIBOR + 4.25%)	8/20/2025				270	270	(e)
Eagle Bidco Limited	Great Britain	1st Lien Term Loan	4.81% (1M GBP LIBOR+ 4.75%)	3/20/2028				£2,000	2,764
Equinox Holdings Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.00%)	3/8/2024				2,586	2,474
Equinox Holdings Inc.		2nd Lien Term Loan	8.00% (3M LIBOR + 7.00%)	9/6/2024				5,736	5,148
Essential Services Holding Corporation		1st Lien Revolver		11/17/2025				1,560	—	(e)(h)
Essential Services Holding Corporation		1st Lien Term Loan	6.75% (2M LIBOR + 5.75%)	11/16/2026				9,767	9,767	(e)(f)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	6.75% (2M LIBOR + 5.75%)	11/16/2026				5,221	5,138	(e)(h)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	11/16/2026				6,454	1,635	(e)(h)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	6.00% (3M EURIBOR + 6.00%)	7/3/2026				€2,500	2,964	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	6.50% (3M EURIBOR + 6.50%)	7/3/2026				€2,830	3,355	(e)(h)
FWR Holding Corporation		1st Lien Revolver		8/21/2023				1	—	(e)(h)
FWR Holding Corporation		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	8/21/2023				340	323	(e)(f)(g)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
FWR Holding Corporation		1st Lien Delayed Draw Term Loan		8/21/2023				$4	$—	(e)(h)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/21/2023				—	—	(e)(f)(g)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/21/2023				220	209	(e)(g)
Goldcup 16786 AB	Sweden	1st Lien Term Loan	7.50% (6M STIBOR + 7.00%)	8/18/2025			SEK	10,000	1,169	(e)(f)
IRB Holding Corp.		1st Lien Term Loan	3.75% (6M LIBOR + 2.75%)	2/5/2025				1,533	1,529
IRB Holding Corp.		1st Lien Term Loan	4.25% (3M LIBOR + 3.25%)	12/15/2027				3,675	3,672
Jim N Nicks Management LLC		1st Lien Revolver	6.25% (3M LIBOR + 5.25%)	7/10/2023				1	1	(e)(h)
Jim N Nicks Management LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/10/2023				48	47	(e)(f)
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	4.25% (6M LIBOR + 3.25%)	3/13/2025				1,953	1,919
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	9.50% (6M LIBOR + 8.50%)	3/13/2025				990	995
LGDN Finco Limited	Great Britain	1st Lien Revolver		7/9/2027				£100	—	(e)(h)
LGDN Finco Limited	Great Britain	1st Lien Term Loan		7/9/2027				£359	—	(e)(f)(h)
LGDN Finco Limited	Great Britain	1st Lien Term Loan		7/9/2027				£641	—	(e)(h)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	3.10% (1M LIBOR + 3.00%)	5/14/2026				2,703	2,690
Movati Athletic (Group) Inc.	Canada	1st Lien Term Loan	7.50% (3M CDOR + 6.00%)	10/5/2024			CAD	243	173	(e)(f)(g)
Movati Athletic (Group) Inc.	Canada	1st Lien Delayed Draw Term Loan	7.50% (3M CDOR + 6.00%)	10/5/2024			CAD	177	125	(e)(g)
Portillo's Holdings, LLC		2nd Lien Term Loan	10.75% (3M LIBOR + 9.50%)	12/6/2024				2,466	2,466	(e)
Redwood Services, LLC		1st Lien Revolver		12/31/2025				158	—	(e)(h)
Redwood Services, LLC		1st Lien Term Loan	8.00% (3M LIBOR + 7.00%)	12/31/2025				797	797	(e)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Redwood Services, LLC		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 7.00%)	12/31/2025			$1,069	$128	(e)(h)
Safe Home Security, Inc.		1st Lien Term Loan	8.25% (1M LIBOR + 7.25%)	8/4/2024			1,303	1,303	(e)(f)
Safe Home Security, Inc.		1st Lien Delayed Draw Term Loan		8/4/2024			287	—	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Revolver		10/30/2025			1,007	(5	)(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	4.75% (3M LIBOR + 4.00%)	10/29/2027			5,258	5,271
Service Logic Acquisition, Inc.		1st Lien Delayed Draw Term Loan		10/29/2027			1,290	3	(h)
Spectra Finance, LLC		1st Lien Revolver	6.75% (1M LIBOR + 5.75%)	4/3/2023			1	1	(e)(g)(h)
Spectra Finance, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	4/2/2024			914	822	(e)(f)(g)
Sunshine Cadence HoldCo, LLC		1st Lien Term Loan	4.40% (3M LIBOR + 4.25%)	3/23/2027			1,068	961	(e)
Sunshine Cadence HoldCo, LLC		2nd Lien Term Loan	8.52% (3M LIBOR + 8.37%)	3/23/2028			383	330	(e)
Sunshine Sub, LLC		1st Lien Revolver		5/27/2024			144	(4	)(e)(h)
Sunshine Sub, LLC		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	5/27/2024			696	675	(e)(f)
Sunshine Sub, LLC		1st Lien Delayed Draw Term Loan	6.25% (1M LIBOR + 5.25%)	5/27/2024			409	397	(e)
United PF Holdings, LLC		1st Lien Term Loan	4.15% (3M LIBOR + 4.00%)	12/30/2026			2,737	2,653
								83,591		6.08%
Diversified Financials
Alchemy Copyrights, LLC		1st Lien Term Loan	3.50% (1M LIBOR + 3.00%)	3/10/2028			921	920	(e)
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Term Loan	6.25% (3M EURIBOR + 5.75%)	1/9/2025			€1,005	1,191	(e)(f)(g)
AqGen Ascensus, Inc.		1st Lien Revolver		5/19/2028			376	372	(e)(i)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
AqGen Ascensus, Inc.		1st Lien Term Loan		5/20/2028			$969	$966	(i)
AqGen Ascensus, Inc.		2nd Lien Term Loan		7/1/2029			965	955	(e)(i)
Awaze Limited	Great Britain	1st Lien Term Loan		5/9/2025			€1,000	1,183	(i)
Brookfield Property REIT Inc.		1st Lien Term Loan	2.60% (1M LIBOR + 2.50%)	8/27/2025			123	120	(i)
CabinCo Limited	Jersey	1st Lien Term Loan		9/9/2025			£113	—	(e)(h)
CabinCo Limited	Jersey	1st Lien Term Loan	7.50% (3M GBP LIBOR + 7.00%)	9/9/2025			£900	1,245	(e)
Cardinal Parent, Inc.		1st Lien Revolver	6.75% (PRIME + 3.50%)	11/12/2025			1	—	(e)(h)
Cardinal Parent, Inc.		2nd Lien Term Loan	8.50% (3M LIBOR + 7.75%)	11/13/2028			6,941	6,941	(e)(f)
CCP Lux Holdings S.a.r.l.	Luxembourg	1st Lien Term Loan		1/10/2025			€2,000	2,362	(i)
Delta Topco, Inc.		1st Lien Term Loan	4.50% (6M LIBOR + 3.75%)	12/1/2027			1,472	1,474
Delta Topco, Inc.		2nd Lien Term Loan	8.00% (6M LIBOR + 7.25%)	12/1/2028			2,223	2,248	(i)
Edelman Financial Center, LLC		1st Lien Term Loan	4.50% (1M LIBOR + 3.75%)	4/7/2028			2,545	2,547
KREF Holdings X LLC		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	9/1/2027			982	987	(e)
LBM Acquisition LLC		1st Lien Term Loan		12/17/2027			1,000	991	(i)
LBM Acquisition LLC		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	12/17/2027			2,427	2,408	(i)
LBM Acquisition LLC		1st Lien Delayed Draw Term Loan		12/17/2027			500	496	(i)
LBM Acquisition LLC		1st Lien Delayed Draw Term Loan	4.50% (3M LIBOR + 3.75%)	12/17/2027			539	355	(h)
Monica Holdco (US), Inc.		1st Lien Revolver		1/8/2026			1,009	—	(e)(h)
Monica Holdco (US), Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	1/7/2028			8,221	8,221	(e)(f)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
New Trojan Parent, Inc.		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	1/6/2028				$2,302	$2,290
NxtGenPay Intressenter BidCo AB	Sweden	1st Lien Term Loan	6.75% (3M STIBOR + 6.75%)	6/30/2025			SEK	8,200	958	(e)
Paysafe Group Holdings II Limited		1st Lien Term Loan		6/28/2028				1,385	1,376	(e)(i)
Project Accelerate Parent LLC		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	1/2/2025				3,702	3,637
Redstone Holdco 2 LP		1st Lien Term Loan	5.50% (3M LIBOR + 4.75%)	4/27/2028				942	938
Redstone Holdco 2 LP		1st Lien Delayed Draw Term Loan		4/27/2028				368	(1	)(h)
SaintMichelCo Limited	Jersey	1st Lien Term Loan		9/9/2025				£2,213	—	(e)(h)
SaintMichelCo Limited	Jersey	1st Lien Term Loan	7.75% (3M GBP LIBOR + 7.25%)	9/9/2025				£1,688	2,296	(e)(h)
Symbol Bidco I Limited	Great Britain	1st Lien Term Loan	6.75% (3M GBP LIBOR + 6.25%)	12/21/2026				£571	790	(e)(f)
Symbol Bidco I Limited	Great Britain	1st Lien Term Loan	6.75% (3M GBP LIBOR + 6.25%)	12/21/2026				£429	205	(e)(h)
TA/WEG Holdings, LLC		1st Lien Revolver	6.75% (2M LIBOR + 5.75%)	10/2/2025				801	200	(e)(h)
TA/WEG Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	10/2/2025				3,502	3,502	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan		10/2/2025				8,365	—	(e)(h)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (2M LIBOR + 5.75%)	10/2/2025				2,499	2,401	(e)(h)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	10/2/2025				2,177	2,177	(e)
The Ultimus Group Midco, LLC		1st Lien Revolver	4.65% (3M LIBOR + 4.50%)	2/1/2024				396	226	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	2/1/2026				3,149	3,149	(e)(f)
Toscafund Limited	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.00%)	4/2/2025				£4,206	5,818	(e)(f)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
True Potential LLP	Great Britain	1st Lien Term Loan	7.00% (6M GBP LIBOR + 6.50%)	10/16/2026			£2,159	$971	(e)(h)
True Potential LLP	Great Britain	1st Lien Term Loan	7.14% (6M GBP LIBOR + 6.64%)	10/16/2026			£8,113	11,222	(e)(f)
True Potential LLP	Great Britain	1st Lien Term Loan	7.14% (6M GBP LIBOR + 6.64%)	10/16/2026			£1,943	2,688	(e)
True Potential LLP	Great Britain	1st Lien Term Loan	7.50% (6M GBP LIBOR + 7.00%)	10/16/2026			£2,159	2,987	(e)
UPC Financing Partnership		1st Lien Term Loan	3.07% (1M LIBOR + 3.00%)	1/31/2029			3,000	2,979
Vertical Midco GmbH	Germany	1st Lien Term Loan	4.48% (6M LIBOR + 4.25%)	7/30/2027			1,990	1,991
								88,782		6.46%
Energy
Birch Permian, LLC		2nd Lien Term Loan	9.50% (3M LIBOR + 8.00%)	4/12/2023			6,981	6,981	(e)
Cheyenne Petroleum Company Limited Partnership		2nd Lien Term Loan	10.50% (3M LIBOR + 8.50%)	1/10/2024			7,244	7,172	(e)
Gulf Finance, LLC		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	8/25/2023			1,124	952	(i)
Penn Virginia Holding Corp.		2nd Lien Term Loan	9.25% (1M LIBOR + 8.25%)	9/29/2024			365	365	(e)
								15,470		1.13%
Food & Staples Retailing
DecoPac, Inc.		1st Lien Revolver	7.00% (1M LIBOR + 6.00%)	5/14/2026			2,382	281	(e)(h)
DecoPac, Inc.		1st Lien Term Loan	7.00% (2M LIBOR + 6.00%)	5/15/2028			21,852	21,634	(e)(f)(g)
SFE Intermediate HoldCo LLC		1st Lien Revolver		7/31/2023			2	—	(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/31/2024			2,118	2,118	(e)(f)
								24,033		1.75%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Food & Beverage
CHG PPC Parent LLC		2nd Lien Term Loan	7.00% (1M LIBOR + 7.00%)	3/30/2026			$3,000	$3,000	(e)(f)
Chobani, LLC		1st Lien Term Loan	4.50% (1M LIBOR + 3.50%)	10/25/2027			2,512	2,516
Hometown Food Company		1st Lien Revolver		8/31/2023			1	—	(e)(h)
Hometown Food Company		1st Lien Term Loan	6.25% (1M LIBOR + 5.00%)	8/31/2023			1,279	1,279	(e)(f)
Labeyrie Fine Foods SAS	France	1st Lien Term Loan	4.25% (3M EURIBOR + 4.25%)	5/23/2023			€3,500	4,148
Quirch Foods Holdings, LLC		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	10/27/2027			624	625
Triton Water Holdings, Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.50%)	3/31/2028			4,000	3,995
Watermill Express, LLC		1st Lien Revolver		4/20/2027			275	(6	)(e)(h)
Watermill Express, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	4/20/2027			2,296	2,296	(e)(f)
Watermill Express, LLC		1st Lien Delayed Draw Term Loan		4/20/2027			219	—	(e)(h)
Winebow Holdings, Inc.		1st Lien Term Loan	7.25% (1M LIBOR + 6.25%)	7/1/2025			3,457	3,422	(e)(f)
Woof Holdings, Inc.		1st Lien Term Loan	4.50% (12M LIBOR + 3.75%)	12/21/2027			2,993	2,990
								24,265		1.77%
Health Care Equipment & Services
Air Methods Corporation		1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	4/22/2024			1,990	1,959
Athenahealth, Inc.		1st Lien Revolver		2/12/2024			232	—	(e)(h)
Auris Luxembourg III S.a r.l.	Luxembourg	1st Lien Term Loan	4.00% (6M EURIBOR + 4.00%)	2/27/2026			€4,000	4,705	(i)
Aveanna Healthcare LLC		1st Lien Term Loan		6/30/2028			958	953	(e)(i)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Aveanna Healthcare LLC		1st Lien Delayed Draw Term Loan		6/30/2028			$223	$222	(e)(i)
Bearcat Buyer, Inc.		1st Lien Revolver		7/9/2024			580	—	(e)(h)
Bearcat Buyer, Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	7/9/2026			5,482	5,482	(e)(f)
Bearcat Buyer, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	7/9/2026			1	1	(e)
Bearcat Buyer, Inc.		1st Lien Delayed Draw Term Loan	5.25% (3M LIBOR + 4.25%)	7/9/2026			972	972	(e)
Bearcat Buyer, Inc.		1st Lien Delayed Draw Term Loan	5.75% (3M LIBOR + 4.75%)	7/9/2026			1	1	(e)(h)
Bearcat Buyer, Inc.		2nd Lien Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027			2,249	2,249	(e)(f)
Bearcat Buyer, Inc.		2nd Lien Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027			617	617	(e)
Bearcat Buyer, Inc.		2nd Lien Delayed Draw Term Loan		7/9/2027			726	—	(e)(h)
Bearcat Buyer, Inc.		2nd Lien Delayed Draw Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027			580	184	(e)(h)
CEP V I 5 UK Limited	Great Britain	1st Lien Term Loan		2/18/2027			6,346	(190	)(e)(h)
CEP V I 5 UK Limited	Great Britain	1st Lien Term Loan	7.16% (3M LIBOR + 7.00%)	2/18/2027			26,654	25,854	(e)(f)
Change Healthcare Holdings LLC		1st Lien Term Loan	3.50% (1M LIBOR + 2.50%)	3/1/2024			2,958	2,954
Comprehensive EyeCare Partners, LLC		1st Lien Revolver	7.00% (3M LIBOR + 5.75%)	2/14/2024			1	—	(e)(h)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 5.75%)	2/14/2024			558	558	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 5.75%)	2/14/2024			417	417	(e)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan	8.00% (PRIME + 4.75%)	2/14/2024			271	31	(e)(h)
Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Convey Health Solutions, Inc.		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	9/4/2026			$2,698	$2,698	(e)(f)
CVP Holdco, Inc.		1st Lien Revolver		10/31/2024			326	—	(e)(h)
CVP Holdco, Inc.		1st Lien Term Loan	6.25% (6M LIBOR + 5.25%)	10/31/2025			3,442	3,442	(e)(f)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan		10/31/2025			7,744	—	(e)(h)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	6.25% (6M LIBOR + 5.25%)	10/31/2025			2,645	2,065	(e)(h)
Ensemble RCM LLC		1st Lien Term Loan	3.94% (3M LIBOR + 3.75%)	8/3/2026			2,213	2,213
Floss Bidco Limited	Great Britain	1st Lien Term Loan	8.50% (3M GBP LIBOR + 8.00%)	9/7/2026			£835	1,155	(e)(f)(g)
Floss Bidco Limited	Great Britain	1st Lien Term Loan	8.50% (3M GBP LIBOR + 8.00%)	9/7/2026			£1,205	558	(e)(g)(h)
Gentiva Health Services, Inc.		1st Lien Term Loan	2.88% (1M LIBOR + 2.75%)	7/2/2025			1,660	1,656
Global Medical Response Inc		1st Lien Term Loan	5.75% (6M LIBOR + 4.75%)	10/2/2025			7,030	7,056
Greatbatch Ltd.		1st Lien Term Loan	3.50% (1M LIBOR + 2.50%)	10/27/2022			748	748
Hanger, Inc.		1st Lien Term Loan	3.60% (1M LIBOR + 3.50%)	3/6/2025			2,962	2,956
JDC Healthcare Management, LLC		1st Lien Term Loan		4/10/2023			114	88	(e)(g)(j)
Kedleston Schools Limited	Great Britain	1st Lien Term Loan	9.00% (3M GBP LIBOR + 8.00%)	5/31/2024			£1,000	1,383	(e)(f)
LivaNova USA Inc.		1st Lien Revolver		6/28/2024			1	—	(e)(h)
LivaNova USA Inc.		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	6/30/2025			1,033	1,033	(e)(f)
MED ParentCo, LP		1st Lien Term Loan	4.35% (1M LIBOR + 4.25%)	8/31/2026			4,955	4,952

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Milano Acquisition Corp.		1st Lien Term Loan	4.75% (3M LIBOR + 4.00%)	10/1/2027			$3,990	$3,999
National Mentor Holdings, Inc.		1st Lien Term Loan	4.50% (1M LIBOR + 3.75%)	3/2/2028			2,129	2,131
National Mentor Holdings, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	3/2/2028			67	67
National Mentor Holdings, Inc.		1st Lien Delayed Draw Term Loan		3/2/2028			99	—	(h)
NueHealth Performance, LLC		1st Lien Revolver	8.25% (1M LIBOR + 7.25%)	9/27/2023			1	1	(e)
NueHealth Performance, LLC		1st Lien Term Loan	8.25% (1M LIBOR + 7.25%)	9/27/2023			2,155	2,155	(e)(f)
NueHealth Performance, LLC		1st Lien Delayed Draw Term Loan	8.25% (1M LIBOR + 7.25%)	9/27/2023			287	287	(e)(f)
NueHealth Performance, LLC		1st Lien Delayed Draw Term Loan	8.25% (1M LIBOR + 7.25%)	9/27/2023			607	394	(e)(h)
Olympia Acquisition, Inc.		1st Lien Revolver	8.50% (1M LIBOR + 7.50%)	9/24/2024			6	6	(e)(g)
Olympia Acquisition, Inc.		1st Lien Revolver	8.50% (3M LIBOR + 7.50%)	9/24/2024			641	559	(e)(g)(h)
Olympia Acquisition, Inc.		1st Lien Term Loan	8.50% (1M LIBOR + 7.50%)	9/24/2026			2,527	2,375	(e)(f)(g)
OMH— HealthEdge Holdings, LLC		1st Lien Revolver		10/24/2024			1	—	(e)(h)
OMH— HealthEdge Holdings, LLC		1st Lien Term Loan	6.25% (6M LIBOR + 5.25%)	10/24/2025			2,245	2,245	(e)(f)
Option Care Health Inc		1st Lien Term Loan	3.85% (1M LIBOR + 3.75%)	8/6/2026			7,491	7,490
Ortho-Clinical Diagnostics, Inc.		1st Lien Term Loan	3.09% (1M LIBOR + 3.00%)	6/30/2025			2,097	2,095
PetVet Care Centers, LLC		1st Lien Term Loan	4.25% (1M LIBOR + 3.50%)	2/14/2025			2,152	2,156
Premise Health Holding Corp.		1st Lien Revolver	3.41% (3M LIBOR + 3.25%)	7/10/2023			1	—	(e)(h)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Premise Health Holding Corp.		1st Lien Term Loan	3.65% (3M LIBOR + 3.50%)	7/10/2025			$11	$11	(e)(f)
Premise Health Holding Corp.		2nd Lien Term Loan	7.65% (3M LIBOR + 7.50%)	7/10/2026			2,000	2,000	(e)(f)
RegionalCare Hospital Partners Holdings, Inc.		1st Lien Term Loan	3.85% (1M LIBOR + 3.75%)	11/16/2025			2,480	2,473
SiroMed Physician Services, Inc.		1st Lien Revolver		3/26/2024			1	—	(e)(h)
SiroMed Physician Services, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	3/26/2024			729	605	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	3.25% (3M LIBOR + 2.75%)	12/11/2026			4,959	4,936
Symplr Software Inc.		1st Lien Revolver	3.85% (1M LIBOR + 3.75%)	12/22/2025			1	1	(e)(h)
Symplr Software Inc.		1st Lien Term Loan	5.25% (6M LIBOR + 4.50%)	12/22/2027			1	1	(e)
Symplr Software Inc.		2nd Lien Term Loan	8.63% (6M LIBOR + 7.88%)	12/22/2028			10,160	10,160	(e)
Teligent, Inc.		1st Lien Revolver		6/13/2024			1	1	(e)(h)(j)
Teligent, Inc.		2nd Lien Term Loan		12/29/2022			1,118	574	(e)(g)(j)
Teligent, Inc.		2nd Lien Delayed Draw Term Loan		12/29/2022			735	335	(e)(g)(h)(j)
Therapy Brands Holdings LLC		2nd Lien Term Loan	7.50% (2M LIBOR + 6.75%)	5/18/2029			3,050	3,019	(e)(f)
Therapy Brands Holdings LLC		2nd Lien Delayed Draw Term Loan		5/18/2029			1,284	(13	)(e)(h)
United Digestive MSO Parent, LLC		1st Lien Revolver		12/14/2023			511	—	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	5.00% (3M LIBOR + 4.00%)	12/16/2024			1,429	1,429	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan	5.00% (3M LIBOR + 4.00%)	12/16/2024			1,023	283	(e)(h)
Veterinary Practice Partners, LLC		1st Lien Revolver		1/20/2027			193	(4	)(e)(h)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Veterinary Practice Partners, LLC		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	1/20/2027			$3,658	$3,621	(e)(f)
Veterinary Practice Partners, LLC		1st Lien Delayed Draw Term Loan	7.00% (1M LIBOR + 6.00%)	1/20/2027			2,265	455	(e)(h)
Waystar Technologies, Inc.		1st Lien Term Loan	4.10% (1M LIBOR + 4.00%)	10/22/2026			589	590
WSHP FC Acquisition LLC		1st Lien Revolver	7.25% (3M LIBOR + 6.25%)	3/28/2024			89	41	(e)(h)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			2,809	2,809	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			168	168	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			1,443	1,276	(e)(h)
								139,703		10.16%
Household & Personal Products
Alphabet Holding Co Inc		1st Lien Term Loan	3.60% (1M LIBOR + 3.50%)	9/26/2024			3,909	3,903
Alphabet Holding Co Inc		2nd Lien Term Loan	7.85% (1M LIBOR + 7.75%)	9/26/2025			263	263
Diamond (BC) B.V.	Netherlands	1st Lien Term Loan	3.19% (3M LIBOR + 3.00%)	9/6/2024			4,632	4,604
Foundation Consumer Brands, LLC		1st Lien Revolver		10/1/2026			389	(10	)(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	7.38% (3M LIBOR + 6.38%)	10/1/2026			5,127	5,076	(e)(f)
Illuminate Merger Sub Corp.		1st Lien Term Loan		6/30/2028			735	731	(e)(i)
Illuminate Merger Sub Corp.		2nd Lien Term Loan		6/30/2029			1,200	1,188	(e)(i)
								15,755		1.15%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Insurance
Acrisure, LLC		1st Lien Term Loan	3.60% (1M LIBOR + 3.50%)	2/15/2027			$6,446	$6,371
Alliant Holdings Intermediate, LLC		1st Lien Term Loan		11/5/2027			1,090	1,091	(i)
Amynta Agency Borrower Inc.		1st Lien Term Loan	4.60% (1M LIBOR + 4.50%)	2/28/2025			2,917	2,917	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	4/15/2024			213	85	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan		4/15/2025			118	118	(e)(i)
AQ Sunshine, Inc.		1st Lien Term Loan	7.00% (6M LIBOR + 6.00%)	4/15/2025			5,099	5,099	(e)(f)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan		4/15/2025			1,623	—	(e)(h)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Term Loan	8.46% (6M GBP LIBOR + 7.71%)	7/14/2026			£1,474	2,040	(e)(f)(g)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Term Loan	8.46% (6M GBP LIBOR + 7.71%)	7/14/2026			£310	429	(e)(g)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Term Loan	8.71% (6M EURIBOR + 7.71%)	7/14/2026			€188	223	(e)(f)(g)
AssuredPartners Capital, Inc.		1st Lien Term Loan		2/12/2027			340	340	(i)
AssuredPartners, Inc.		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	2/12/2027			1,064	1,065
Blackwood Bidco Limited	Great Britain	1st Lien Term Loan	7.80% (6M GBP LIBOR + 7.30%)	10/8/2026			£464	642	(e)(f)
Blackwood Bidco Limited	Great Britain	1st Lien Term Loan	8.05% (6M GBP LIBOR + 7.55%)	10/8/2026			£2,629	3,637	(e)(f)(g)
Blackwood Bidco Limited	Great Britain	1st Lien Term Loan	8.80% (6M LIBOR + 7.55%)	10/8/2026			3,283	3,283	(e)(f)(g)
Foundation Risk Partners, Corp.		1st Lien Revolver		11/10/2023			3	—	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Term Loan	5.75% (6M LIBOR + 4.75%)	11/10/2023			1,234	1,234	(e)(f)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (3M LIBOR + 4.75%)	11/10/2023			$138	$138	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (3M LIBOR + 4.75%)	11/10/2023			5,599	4,721	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (6M LIBOR + 4.75%)	11/10/2023			780	780	(e)
Foundation Risk Partners, Corp.		2nd Lien Term Loan	9.50% (6M LIBOR + 8.50%)	11/10/2024			487	487	(e)
Foundation Risk Partners, Corp.		2nd Lien Delayed Draw Term Loan		11/11/2024			766	—	(e)(h)
Foundation Risk Partners, Corp.		2nd Lien Delayed Draw Term Loan	9.50% (6M LIBOR + 8.50%)	11/10/2024			2,021	2,021	(e)
Hammersmith Bidco Limited	Great Britain	1st Lien Term Loan	7.94% (1M GBP LIBOR + 7.44%)	9/2/2026			£6,924	6,627	(e)(h)
Hammersmith Bidco Limited	Great Britain	1st Lien Term Loan	7.94% (1M GBP LIBOR + 7.44%)	9/2/2026			£4,112	5,689	(e)(f)
High Street Buyer, Inc.		1st Lien Revolver		4/16/2027			688	(14	)(e)(h)
High Street Buyer, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 6.00%)	4/14/2028			4,807	4,759	(e)(f)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan		4/14/2028			6,325	(63	)(e)(h)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 6.00%)	4/14/2028			2,783	2,732	(e)(h)
London Acquisition Bidco B.V.	Netherlands	1st Lien Term Loan	6.50% (3M EURIBOR + 6.00%)	2/9/2026			€391	464	(e)(f)
OneDigital Borrower LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.50%)	11/16/2027			1,439	1,443
OneDigital Borrower LLC		1st Lien Delayed Draw Term Loan		11/16/2027			46	—	(h)
Optio Group Limited	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.00%)	3/16/2026			£598	387	(e)(h)
Optio Group Limited	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.00%)	3/30/2026			£500	692	(e)(f)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
People Corporation	Canada	1st Lien Revolver		2/18/2027			CAD	552	$(12	)(e)(h)
People Corporation	Canada	1st Lien Term Loan	7.25% (3M CDOR + 6.25%)	2/18/2028			CAD	7,202	5,752	(e)(f)
People Corporation	Canada	1st Lien Delayed Draw Term Loan	7.25% (3M CDOR + 6.25%)	2/18/2028			CAD	2,348	1,182	(e)(h)
Right Choice Holdings Limited	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.00%)	6/6/2024				£1,667	1,752	(e)(f)(h)
RSC Acquisition, Inc.		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	10/30/2026				1	—	(e)(h)
RSC Acquisition, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/30/2026				3,194	3,194	(e)(f)
Ryan Specialty Group, LLC		1st Lien Term Loan	3.75% (1M LIBOR + 3.00%)	9/1/2027				993	992
SCM Insurance Services Inc.	Canada	1st Lien Revolver		8/29/2022			CAD	1	—	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	6.00% (1M CDOR + 5.00%)	8/29/2024			CAD	121	97	(e)(f)
SCM Insurance Services Inc.	Canada	2nd Lien Term Loan	10.00% (1M CDOR + 9.00%)	3/1/2025			CAD	125	101	(e)
SelectQuote, Inc.		1st Lien Term Loan	5.75% (1M LIBOR + 5.00%)	11/5/2024				4,853	4,853	(e)
SelectQuote, Inc.		1st Lien Delayed Draw Term Loan		11/5/2024				2,455	—	(e)(h)
SG Acquisition, Inc.		1st Lien Term Loan	5.50% (1M LIBOR + 5.00%)	1/27/2027				2,876	2,876	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	11/24/2025				3,454	3,419	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delayed Draw Term Loan		11/24/2025				1,151	(12	)(e)(h)
Staysure Bidco Limited	Great Britain	1st Lien Term Loan	8.00% (3M GBP LIBOR + 7.25%)	7/1/2025				£1,000	1,300	(e)
USI, Inc.		1st Lien Term Loan	3.40% (3M LIBOR + 3.25%)	12/2/2026				5,315	5,262
									90,193		6.56%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Materials
Anchor Packaging, LLC		1st Lien Term Loan	4.10% (1M LIBOR + 4.00%)	7/18/2026			$3,148	$3,152
Aruba Investments, Inc.		2nd Lien Term Loan	8.50% (6M LIBOR + 7.75%)	11/24/2028			3,000	3,010
Berlin Packaging L.L.C.		1st Lien Term Loan	3.75% (3M LIBOR + 3.25%)	3/11/2028			3,015	3,000
BWAY Holding Company		1st Lien Term Loan	3.35% (1M LIBOR + 3.25%)	4/3/2024			2,734	2,666
DCG Acquisition Corp.		1st Lien Term Loan	4.59% (1M LIBOR + 4.50%)	9/30/2026			2,820	2,820	(e)
Groupe Solmax Inc.	Canada	1st Lien Term Loan		6/28/2028			1,306	1,300	(i)
IntraPac Canada Corporation	Canada	1st Lien Term Loan	5.65% (3M LIBOR + 5.50%)	1/11/2026			798	798	(e)(f)
IntraPac International LLC		1st Lien Revolver	5.65% (3M LIBOR + 5.50%)	1/11/2025			415	167	(e)(h)
IntraPac International LLC		1st Lien Term Loan		1/11/2026			2,773	2,773	(e)(f)(i)
IntraPac International LLC		1st Lien Term Loan	5.65% (3M LIBOR + 5.50%)	1/11/2026			1,567	1,567	(e)(f)
Kleopatra Finco S.a r.l.	Luxembourg	1st Lien Term Loan	4.75% (3M EURIBOR + 4.75%)	2/12/2026			€3,800	4,488	(i)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Revolver		7/2/2024			€582	—	(e)(h)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Term Loan	4.50% (6M EURIBOR + 4.50%)	7/2/2026			€810	960	(e)(f)
Nelipak Holding Company		1st Lien Revolver	5.25% (3M LIBOR + 4.25%)	7/2/2024			605	363	(e)(h)
Nelipak Holding Company		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	7/2/2026			2,984	2,984	(e)(f)
Novipax Buyer, L.L.C.		1st Lien Term Loan	6.75% (6M LIBOR + 5.75%)	12/1/2026			4,366	4,366	(e)(f)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
PAKNK Netherlands Treasury B.V.	Netherlands	1st Lien Term Loan	4.50% (6M EURIBOR + 4.50%)	7/2/2026				€5,281	$6,261	(e)(f)
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	8.00% (12M LIBOR + 7.00%)	12/14/2026				2,960	2,960	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	4.10% (1M LIBOR + 4.00%)	7/31/2026				3,895	3,891
Pregis TopCo LLC		1st Lien Term Loan	4.50% (1M LIBOR + 4.00%)	7/31/2026				1,295	1,295	(i)
Trident TPI Holdings, Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.00%)	10/17/2024				684	681
TWH Infrastructure Industries, Inc.		1st Lien Revolver	5.65% (3M LIBOR + 5.50%)	4/9/2025				464	209	(e)(h)
TWH Infrastructure Industries, Inc.		1st Lien Term Loan	5.65% (3M LIBOR + 5.50%)	4/9/2025				1,345	1,278	(e)(f)
									50,989		3.71%
Media & Entertainment
AVSC Holding Corp.		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	10/15/2026				2,031	1,915	(g)
Diamond Sports Group, LLC		1st Lien Term Loan		8/24/2026				559	335	(i)
Legalzoom.com, Inc.		1st Lien Term Loan	4.60% (1M LIBOR + 4.50%)	11/21/2024				2,427	2,422
MMax Investment Partners, Inc.		1st Lien Term Loan	10.00% (3M LIBOR + 10.00%)	1/19/2026				523	458	(e)(g)
Production Resource Group, LLC		1st Lien Term Loan	9.75% (3M LIBOR + 8.50%)	8/21/2024				658	658	(e)(g)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	8.50% (3M LIBOR + 7.50%)	8/21/2024				294	294	(e)(g)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	8.50% (3M LIBOR + 7.50%)	8/21/2024				16	16	(e)
Rugby Australia Ltd	Australia	1st Lien Term Loan	7.75% (3M BBSY + 7.00%)	3/31/2027			AUD	1,250	928	(e)(i)
Rugby Australia Ltd	Australia	1st Lien Delayed Draw Term Loan		3/31/2027			AUD	1,250	(9	)(e)(h)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%	6/21/2030			€9,193	$10,901	(e)
The E.W. Scripps Company		1st Lien Term Loan	3.75% (1M LIBOR + 3.00%)	1/7/2028			2,212	2,209
Zephyr Bidco Limited	Great Britain	1st Lien Term Loan		7/23/2025			£3,000	4,087	(i)
								24,214		1.76%
Pharmaceuticals, Biotechnology & Life Sciences
Cambrex Corporation		1st Lien Term Loan	4.25% (1M LIBOR + 3.50%)	12/4/2026			4,451	4,460
Da Vinci Purchaser Corp.		1st Lien Term Loan	5.00% (3M LIBOR + 4.00%)	1/8/2027			5,435	5,449
Jazz Financing Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	4.00% (1M LIBOR + 3.50%)	5/5/2028			2,052	2,058
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolver	6.00% (1M LIBOR + 5.00%)	10/31/2024			333	263	(e)(h)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	6.00% (1M LIBOR + 5.00%)	10/31/2024			1,950	1,931	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delayed Draw Term Loan	6.00% (1M LIBOR + 5.00%)	10/31/2024			657	650	(e)
North American Science Associates, LLC		1st Lien Revolver		9/15/2025			706	—	(e)(h)
North American Science Associates, LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	9/15/2026			7,088	7,088	(e)(f)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan		9/15/2026			916	—	(e)(h)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	9/15/2026			1,012	1,012	(e)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Organon & Co.		1st Lien Term Loan		6/2/2028			$2,179	$2,180	(i)
PROTON JVCO S.A R.L.	Luxembourg	1st Lien Term Loan		11/9/2026			€833	—	(e)(h)
PROTON JVCO S.A R.L.	Luxembourg	1st Lien Term Loan	7.50% (6M EURIBOR + 7.25%)	11/9/2026			€1,667	1,976	(e)(f)
TerSera Therapeutics LLC		1st Lien Term Loan	6.60% (3M LIBOR + 5.60%)	3/30/2025			48	48	(e)(f)
								27,115		1.97%
Retailing
Atlas Intermediate III L.L.C.		1st Lien Revolver		4/29/2025			201	(63	)(e)(h)
Atlas Intermediate III L.L.C.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	4/29/2025			1,138	1,138	(e)(f)
Atlas Intermediate III L.L.C.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	4/29/2025			441	441	(e)(f)
Atlas Intermediate III L.L.C.		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	4/29/2025			406	321	(e)(h)
Autokiniton US Holdings, Inc.		1st Lien Term Loan	5.00% (12M LIBOR + 4.50%)	4/6/2028			2,367	2,385
GPM Investments, LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	3/1/2027			8,411	8,411	(e)(f)
GPM Investments, LLC		1st Lien Delayed Draw Term Loan	5.50% (3M LIBOR + 4.50%)	3/1/2027			3,296	3,296	(e)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	6.25% (6M LIBOR + 5.50%)	6/23/2028			8,441	8,441	(e)(f)(i)
Marcone Yellowstone Buyer Inc.		1st Lien Delayed Draw Term Loan		6/23/2028			2,790	—	(e)(h)
Reddy Ice LLC		1st Lien Revolver		7/1/2024			955	—	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	7/1/2025			7,301	7,301	(e)(f)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.50%)	7/1/2025			551	55	(e)(h)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	7.50% (6M LIBOR + 6.50%)	7/1/2025			$688	$688	(e)
Saldon Holdings, Inc.		1st Lien Revolver	6.65% (1M LIBOR + 5.65%)	3/13/2024			381	95	(e)(h)
Saldon Holdings, Inc.		1st Lien Term Loan	6.65% (1M LIBOR + 5.65%)	3/13/2025			7,184	7,184	(e)(f)
SCIH Salt Holdings Inc.		1st Lien Term Loan	4.75% (3M LIBOR + 4.00%)	3/16/2027			2,341	2,345
								42,038		3.06%
Software & Services
2U, Inc.		1st Lien Term Loan		12/30/2024			6,799	6,731	(e)(f)(i)
AffiniPay Midco, LLC		1st Lien Revolver		3/2/2026			766	—	(e)(h)
AffiniPay Midco, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.00%)	3/2/2026			9,815	9,815	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Revolver		10/10/2025			231	—	(e)(h)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	6.25% (6M EURIBOR + 6.25%)	4/10/2026			€669	793	(e)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	4/10/2026			2,006	2,006	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	7.00% (6M LIBOR + 6.00%)	4/10/2026			1,809	1,809	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Delayed Draw Term Loan		4/10/2026			523	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Revolver	6.75% (6M LIBOR + 5.25%)	1/3/2025			1	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Term Loan	6.75% (6M LIBOR + 5.25%)	1/3/2025			1,002	1,002	(e)
APG Intermediate Holdings Corporation		1st Lien Delayed Draw Term Loan	6.75% (6M LIBOR + 5.25%)	1/3/2025			804	60	(e)(h)
Applied Systems, Inc.		1st Lien Term Loan	3.75% (3M LIBOR + 3.25%)	9/19/2024			5,952	5,937

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Applied Systems, Inc.		2nd Lien Term Loan	6.25% (3M LIBOR + 5.50%)	9/19/2025				$989	$1,000
Appriss Health, LLC		1st Lien Revolver		5/6/2027				212	(4	)(e)(h)
Appriss Health, LLC		1st Lien Term Loan	8.25% (2M LIBOR + 7.25%)	5/6/2027				2,912	2,883	(e)
Apttus Corporation		1st Lien Term Loan	5.00% (3M LIBOR + 4.25%)	5/8/2028				1,945	1,953
Asurion, LLC		1st Lien Term Loan	3.10% (1M LIBOR + 3.00%)	11/3/2024				2,511	2,483
Asurion, LLC		1st Lien Term Loan	3.35% (1M LIBOR + 3.25%)	7/31/2027				2,993	2,958
Asurion, LLC		1st Lien Term Loan	3.35% (1M LIBOR + 3.25%)	12/23/2026				1,028	1,016
Asurion, LLC		2nd Lien Term Loan	5.35% (1M LIBOR + 5.25%)	1/31/2028				570	574
Atlanta Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (6M EURIBOR + 7.00%)	8/23/2024				€1,000	1,162	(e)(f)
Avaya Inc.		1st Lien Term Loan		12/15/2027				680	682
Banyan Software Holdings, LLC		1st Lien Revolver		10/30/2025				265	—	(e)(h)
Banyan Software Holdings, LLC		1st Lien Term Loan	8.50% (3M LIBOR + 7.50%)	10/30/2026				2,662	2,662	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan		10/30/2026				1,529	—	(e)(h)
Bock Capital Bidco B.V.		1st Lien Term Loan		4/28/2028				€10,000	11,863	(i)
BY Crown Parent, LLC		1st Lien Term Loan	4.00% (1M LIBOR + 3.00%)	2/2/2026				865	864
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.38% (1M CIBOR + 7.38%)	4/30/2026			DKK	22,065	3,518	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.38% (1M CIBOR + 7.38%)	4/30/2026			DKK	45,968	1,005	(e)(h)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.38% (1M EURIBOR + 7.38%)	4/30/2026				€2,954	3,503	(e)(f)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.38% (1M STIBOR + 7.38%)	4/30/2026			SEK	4,210	$492	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.51% (1M NIBOR + 7.37%)	4/30/2026			NOK	2,551	296	(e)(f)
Cast & Crew Payroll, LLC		1st Lien Term Loan	3.85% (1M LIBOR + 3.75%)	2/9/2026				2,960	2,941
CED Group Holding B.V.	Netherlands	1st Lien Term Loan	7.00% (3M EURIBOR + 7.00%)	12/9/2025				€354	420	(e)(f)
Cologix Holdings, Inc.		1st Lien Term Loan	4.50% (1M LIBOR + 3.75%)	5/1/2028				1,005	1,007
Confirmasoft AB	Sweden	1st Lien Term Loan		6/3/2027				€1,505	—	(e)(h)
Confirmasoft AB	Sweden	1st Lien Term Loan	6.75% (3M EURIBOR + 6.75%)	6/3/2027				€1,995	2,365	(e)(f)
Consilio Midco Limited		1st Lien Revolver		5/26/2028				1	—	(e)(h)
Consilio Midco Limited		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	5/26/2028				6,892	6,824	(e)(f)
Consilio Midco Limited		1st Lien Delayed Draw Term Loan		5/26/2028				2,572	(26	)(e)(h)
Cority Software Inc.	Canada	1st Lien Revolver		7/2/2025				231	—	(e)(h)
Cority Software Inc.	Canada	1st Lien Term Loan	6.00% (2M LIBOR + 5.00%)	7/2/2026				130	130	(e)(i)
Cority Software Inc.	Canada	1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	7/2/2026				1,746	1,746	(e)(f)
Cvent, Inc.		1st Lien Term Loan	3.85% (1M LIBOR + 3.75%)	11/29/2024				2,603	2,565
Datix Bidco Limited	Great Britain	1st Lien Term Loan	4.71% (6M LIBOR + 4.50%)	4/28/2025				2,851	2,851	(e)(f)
Diligent Corporation		1st Lien Revolver		8/4/2025				513	—	(e)(h)
Diligent Corporation		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	8/4/2025				2,267	2,267	(e)(f)
Diligent Corporation		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	8/4/2025				3,067	3,067	(e)(f)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Diligent Corporation		1st Lien Delayed Draw Term Loan		8/4/2025			$877	$—	(e)(h)
Doxim Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	2/28/2024			707	707	(e)(f)
Doxim Inc.		1st Lien Term Loan	8.00% (3M LIBOR + 7.00%)	2/28/2024			832	832	(e)(f)
Doxim Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 8.00%)	2/28/2024			6,330	6,330	(e)(f)
Doxim Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	2/28/2024			325	325	(e)
Drilling Info Holdings, Inc.		2nd Lien Term Loan	8.35% (1M LIBOR + 8.25%)	7/30/2026			8,077	8,077	(e)(f)
DS Admiral Bidco, LLC		1st Lien Revolver		3/16/2026			358	(9	)(e)(h)
DS Admiral Bidco, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	3/16/2028			2,432	2,432	(e)(f)
Elemica Parent, Inc.		1st Lien Revolver		12/31/2021			947	—	(e)(h)
Elemica Parent, Inc.		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	9/18/2025			479	286	(e)(h)
Elemica Parent, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	9/18/2025			877	877	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	9/18/2025			2,851	2,851	(e)
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	9/18/2025			2,831	2,831	(e)
Enigma Acquisition B.V.	Netherlands	1st Lien Term Loan	7.20% (6M EURIBOR + 7.20%)	1/26/2028			€4,019	4,766	(e)(f)(g)
Epicor Software Corporation		1st Lien Term Loan	4.00% (1M LIBOR + 3.25%)	7/30/2027			2,448	2,444
eResearch Technology, Inc.		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	2/4/2027			2,049	2,057
eResearch Technology, Inc.		2nd Lien Term Loan	8.50% (1M LIBOR + 8.00%)	2/4/2028			10,603	10,603	(e)(f)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
eResearch Technology, Inc.		2nd Lien Delayed Draw Term Loan	8.50% (1M LIBOR + 8.00%)	2/4/2028			$1,343	$672	(e)(h)
Frontline Technologies Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	9/18/2023			3,872	3,872	(e)(f)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	9/18/2023			457	457	(e)(f)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	9/18/2023			56	56	(e)
GraphPAD Software, LLC		1st Lien Revolver		4/27/2027			2	—	(e)(h)
GraphPAD Software, LLC		1st Lien Term Loan	6.50% (12M LIBOR + 5.50%)	4/27/2027			1	1	(e)(i)
GraphPAD Software, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	4/27/2027			4,749	4,749	(e)(f)
Huskies Parent, Inc.		1st Lien Term Loan	4.10% (1M LIBOR + 4.00%)	7/31/2026			5,318	5,318
ICON Luxembourg S.A.R.L.	Luxembourg	1st Lien Term Loan		6/16/2028			2,237	2,240	(i)
Idera, Inc.		1st Lien Term Loan	4.50% (6M LIBOR + 3.75%)	3/2/2028			4,095	4,092
Idera, Inc.		2nd Lien Term Loan	7.50% (6M LIBOR + 6.75%)	3/2/2029			3,567	3,540
IG Investments Holdings, LLC		1st Lien Term Loan	4.75% (3M LIBOR + 3.75%)	5/23/2025			1,357	1,358
Indigo IT Bidco Limited	Great Britain	1st Lien Term Loan		2/21/2028			£649	—	(e)(h)
Indigo IT Bidco Limited	Great Britain	1st Lien Term Loan	6.75% (3M GBP LIBOR + 6.50%)	2/21/2028			£7,351	10,169	(e)(f)
Informatica LLC		1st Lien Term Loan	3.35% (1M LIBOR + 3.25%)	2/25/2027			960	953
Informatica LLC		2nd Lien Term Loan	7.13%	2/25/2025			1,591	1,623
Invoice Cloud, Inc.		1st Lien Revolver		2/11/2024			255	—	(e)(h)
Invoice Cloud, Inc.		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	2/11/2024			2,749	2,749	(e)(g)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Invoice Cloud, Inc.		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.50%)	2/11/2024			$1,115	$1,115	(e)(g)
ION Trading Technologies S.a.r.l.	Ireland	1st Lien Term Loan	4.92% (3M LIBOR + 4.75%)	4/1/2028			4,040	4,052
IQS, Inc.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	7/2/2026			1,642	1,642	(e)(f)
IQS, Inc.		1st Lien Term Loan	8.00% (3M LIBOR + 7.00%)	7/2/2026			140	140	(e)(f)
Ishtar Bidco Norway AS	Great Britain	1st Lien Term Loan	8.25% (6M GBP LIBOR + 7.50%)	11/26/2025			£1,000	1,383	(e)(f)
Ivanti Software, Inc.		1st Lien Revolver		12/1/2025			460	(4	)(e)(h)
Ivanti Software, Inc.		1st Lien Term Loan	4.75% (3M LIBOR + 4.00%)	12/1/2027			1,189	1,181
Ivanti Software, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	12/1/2027			4,835	4,836
Ivanti Software, Inc.		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	12/1/2028			2,500	2,488	(i)
MA Financeco., LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	6/5/2025			1,977	2,000
Magenta Buyer LLC		1st Lien Term Loan		4/29/2028			2,505	2,502	(i)
Majesco		1st Lien Revolver		9/21/2026			624	—	(e)(h)
Majesco		1st Lien Term Loan	8.75% (3M LIBOR + 7.75%)	9/21/2027			8,033	8,033	(e)(f)
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	3.60% (1M LIBOR + 3.50%)	9/13/2024			5,493	5,464
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	4.75% (1M LIBOR + 3.75%)	9/13/2024			406	406
Mitchell International, Inc.		1st Lien Term Loan	3.35% (1M LIBOR + 3.25%)	11/29/2024			2,545	2,519
MRI Software LLC		1st Lien Revolver		2/10/2026			508	—	(e)(h)
MRI Software LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	2/10/2026			6,530	6,530	(e)(f)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
MRI Software LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	2/10/2026			$323	$323	(e)(g)
MRI Software LLC		1st Lien Delayed Draw Term Loan		2/10/2026			1,109	—	(e)(h)
Oakley Ekomid Limited	Great Britain	1st Lien Term Loan	6.75% (3M EURIBOR + 6.50%)	6/23/2025			€1,500	1,450	(e)(h)
PDI TA Holdings, Inc.		1st Lien Revolver		10/24/2024			205	—	(e)(h)
PDI TA Holdings, Inc.		1st Lien Term Loan	5.50% (6M LIBOR + 4.50%)	10/24/2024			2,377	2,377	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	9.50% (6M LIBOR + 8.50%)	10/24/2025			131	131	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	9.50% (6M LIBOR + 8.50%)	10/24/2025			1,107	1,107	(e)
PDI TA Holdings, Inc.		2nd Lien Delayed Draw Term Loan		10/24/2025			138	—	(e)(h)
Perforce Software, Inc.		1st Lien Term Loan	3.85% (1M LIBOR + 3.75%)	7/1/2026			1,205	1,194
Pluralsight, Inc.		1st Lien Revolver		4/6/2027			1,204	(24	)(e)(h)
Pluralsight, Inc.		1st Lien Term Loan	9.00% (6M LIBOR + 8.00%)	4/6/2027			13,049	12,919	(e)
Practicetek Purchaser, LLC		1st Lien Revolver		3/31/2027			138	(3	)(e)(h)
Practicetek Purchaser, LLC		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	3/31/2027			555	550	(e)
Practicetek Purchaser, LLC		1st Lien Delayed Draw Term Loan	7.00% (1M LIBOR + 6.00%)	3/31/2027			1,130	627	(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Revolver		3/5/2027			608	(12	)(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	3/5/2027			3,824	3,785	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delayed Draw Term Loan		3/5/2027			2,555	(26	)(e)(h)
Project Boost Purchaser, LLC		1st Lien Term Loan	3.60% (1M LIBOR + 3.50%)	6/1/2026			2,493	2,475

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Project Essential Bidco, Inc.		1st Lien Revolver		4/20/2027			$121	$(2	)(e)(h)
Project Essential Bidco, Inc.		1st Lien Term Loan	6.75% (6M LIBOR + 5.75%)	4/20/2028			4,108	4,067	(e)(f)
Proofpoint, Inc.		1st Lien Revolver		6/10/2026			240	(3	)(e)(h)
Proofpoint, Inc.		1st Lien Term Loan		6/9/2028			2,080	2,067	(i)
Proofpoint, Inc.		2nd Lien Term Loan		6/8/2029			5,431	5,479	(i)
QF Holdings, Inc.		1st Lien Revolver		9/19/2024			1	—	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	9/19/2024			1,313	1,313	(e)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan		9/19/2024			263	—	(e)(h)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan	7.50% (6M LIBOR + 6.50%)	9/19/2024			263	263	(e)
Raptor Technologies, LLC		1st Lien Revolver	7.00% (1M LIBOR + 6.00%)	12/17/2023			1	—	(e)(h)
Raptor Technologies, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	12/17/2024			1,906	1,868	(e)(f)
Raptor Technologies, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	12/17/2024			649	636	(e)
RealPage, Inc.		2nd Lien Term Loan	7.25% (1M LIBOR + 6.50%)	4/23/2029			9,423	9,281	(e)(f)
Relativity ODA LLC		1st Lien Revolver		5/12/2027			1	—	(e)(h)
Relativity ODA LLC		1st Lien Term Loan	8.50% (1M LIBOR + 7.50%)	5/12/2027			6,494	6,429	(e)(g)
Sabre GLBL, Inc.		1st Lien Term Loan	4.75% (1M LIBOR + 4.00%)	12/17/2027			803	807
Sedgwick Claims Management Services, Inc.		1st Lien Term Loan	3.35% (1M LIBOR + 3.25%)	12/31/2025			2,846	2,814
Smarsh Inc.		1st Lien Term Loan	9.25% (3M LIBOR + 8.25%)	11/20/2025			2,420	2,420	(e)
Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Sophia, L.P.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	10/7/2027				$1,188	$1,188
Sophia, L.P.		2nd Lien Term Loan	9.00% (3M LIBOR + 8.00%)	10/9/2028				10,498	10,498	(e)(f)
Storable, Inc.		2nd Lien Term Loan	7.50% (3M LIBOR + 6.75%)	4/16/2029				7,683	7,606	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Revolver		8/29/2025				458	—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	8/28/2026				2,778	2,778	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan		8/28/2026				495	—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/28/2026				493	493	(e)
The Ultimate Software Group, Inc.		1st Lien Revolver		5/3/2024				1	—	(e)(h)
The Ultimate Software Group, Inc.		2nd Lien Term Loan	8.10% (1M LIBOR + 8.00%)	5/3/2027				2,000	2,000	(e)(f)
ThoughtWorks, Inc.		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	3/24/2028				2,539	2,537
TIBCO Software Inc		1st Lien Term Loan	3.86% (1M LIBOR + 3.75%)	6/30/2026				2,297	2,289
Tiger UK Bidco Ltd	Great Britain	1st Lien Revolver		12/30/2027				£2,000	—	(e)(h)
Tiger UK Bidco Ltd	Great Britain	1st Lien Term Loan		6/30/2028				£1,543	—	(e)(h)
Tiger UK Bidco Ltd	Great Britain	1st Lien Term Loan		12/30/2027				£814	—	(e)(h)
Tiger UK Bidco Ltd	Great Britain	1st Lien Term Loan	6.37% (SONIA + 5.87%)	6/30/2028				£5,529	7,648	(e)(f)(i)
Tiger UK Bidco Ltd	Great Britain	1st Lien Term Loan	6.37% (SONIA + 5.87%)	12/30/2027				£1,114	1,541	(e)(f)(i)
Visolit Finco AS	Norway	1st Lien Term Loan		7/2/2026			NOK	11,181	—	(e)(h)
Visolit Finco AS	Norway	1st Lien Term Loan	6.19% (6M NIBOR + 5.77%)	7/2/2026			NOK	31,437	3,651	(e)(g)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
WebPT, Inc.		1st Lien Revolver	7.75% (3M LIBOR + 6.75%)	8/28/2024			$216	$65	(e)(h)
WebPT, Inc.		1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	8/28/2024			2,042	2,042	(e)
WebPT, Inc.		1st Lien Delayed Draw Term Loan		8/28/2024			255	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Revolver		1/20/2027			504	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	1/20/2027			2,804	2,804	(e)(f)
WorkWave Intermediate II, LLC		1st Lien Revolver		6/29/2027			460	(9	)(e)(h)
WorkWave Intermediate II, LLC		1st Lien Term Loan	8.00% (3M LIBOR + 7.25%)	6/29/2027			3,918	3,918	(e)
WorkWave Intermediate II, LLC		1st Lien Delayed Draw Term Loan		6/29/2027			1,306	—	(e)(h)
								340,126		24.74%
Technology Hardware & Equipment
CPI Holdco, LLC		1st Lien Revolver		11/4/2024			3,435	—	(e)(h)
DRB Holdings, LLC		1st Lien Revolver		10/6/2023			1	—	(e)(h)
DRB Holdings, LLC		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	10/6/2023			1,925	1,925	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolver		2/22/2027			1,312	(23	)(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	2/22/2028			7,438	7,364	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Delayed Draw Term Loan		2/22/2028			1,017	(10	)(e)(h)
Ingram Micro Inc.		1st Lien Term Loan		6/30/2028			2,306	2,309	(i)
Micromeritics Instrument Corp.		1st Lien Revolver		12/18/2025			331	(10	)(e)(h)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Micromeritics Instrument Corp.		1st Lien Term Loan	6.00% (6M LIBOR + 5.00%)	12/18/2025			$2,599	$2,521	(e)(f)
Repairify, Inc.		1st Lien Revolver		6/14/2027			766	(15	)(e)(h)
Repairify, Inc.		1st Lien Term Loan	6.00% (6M LIBOR + 5.00%)	6/14/2027			3,580	3,544	(e)(f)
Sorenson Communications, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.50%)	3/17/2026			289	291
TGG TS Acquisition Company		1st Lien Term Loan	6.59% (1M LIBOR + 6.50%)	12/14/2025			1,543	1,543	(i)
Wildcat BuyerCo, Inc.		1st Lien Revolver		2/27/2026			255	—	(e)(h)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	2/27/2026			2,038	2,038	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	6.00% (3M LIBOR + 5.00%)	2/27/2026			1,076	388	(e)(h)
								21,865		1.59%
Telecommunication Services
CB-SDG LIMITED	Great Britain	1st Lien Term Loan		4/3/2026			£317	(44	)(e)(h)
CB-SDG LIMITED	Great Britain	1st Lien Term Loan	7.88% (3M GBP LIBOR + 7.13%)	4/3/2026			£2,799	3,485	(e)(f)(g)
Commify Limited	Great Britain	1st Lien Term Loan		9/14/2026			€761	—	(e)(h)
Commify Limited	Great Britain	1st Lien Term Loan	7.42% (6M EURIBOR + 7.17%)	9/14/2026			€2,771	3,286	(e)(f)
Iridium Satellite LLC		1st Lien Term Loan	3.75% (1M LIBOR + 2.75%)	11/4/2026			2,989	2,992
Zayo Group Holdings, Inc.		1st Lien Term Loan	3.10% (1M LIBOR + 3.00%)	3/9/2027			2,631	2,601
								12,320		0.90%
Transportation
AAdvantage Loyality IP, Ltd.		1st Lien Term Loan	5.50% (3M LIBOR + 4.75%)	4/20/2028			3,796	3,955

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Commercial Trailer Leasing, Inc.		1st Lien Revolver		1/19/2026			$741	$(15	)(e)(h)
Commercial Trailer Leasing, Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	1/19/2026			12,432	12,308	(e)(f)
Commercial Trailer Leasing, Inc.		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	1/19/2026			1,477	672	(e)(h)
Commercial Trailer Leasing, Inc.		2nd Lien Term Loan	13.00% (3M LIBOR + 13.00%)	1/19/2027			2,222	2,199	(e)(f)
Grab Holdings, Inc.	Singapore	1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	1/29/2026			5,115	5,188	(i)
Neovia Logistics, LP		1st Lien Term Loan	6.69% (3M LIBOR + 6.50%)	5/8/2024			689	687	(e)
Neovia Logistics, LP		2nd Lien Term Loan	11.44% (3M LIBOR + 11.25%)	11/8/2024			1,333	1,347	(e)(g)
Shur-Co Acquisition, Inc.		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	6/30/2027			441	79	(e)(h)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	6/30/2027			2,390	2,366	(e)(f)(i)
United AirLines, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	4/21/2028			3,117	3,155
								31,941		2.32%
Utilities
Astoria Energy LLC		1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	12/10/2027			746	744
CQP Holdco L.P.		1st Lien Term Loan	4.25% (3M LIBOR + 3.75%)	6/5/2028			1,881	1,872
								2,616		0.19%
Total Senior Loans (Cost $1,293,948)								1,316,035		95.74%
Subordinated Loans(b)(c)(d)(e)
Commercial & Professional Services
Visual Edge Technology, Inc.		Subordinated Notes	16.00%	9/3/2024			216	198	(g)
								198		0.01%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Subordinated Loans(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Mezzanine Term Loan	10.00% (3M LIBOR + 10.00%)	1/20/2027			$7,668	$7,101	(g)
								7,101		0.52%
Diversified Financials
eCapital Finance Corp.	Canada	Subordinated Term Loan	9.00% (1M LIBOR + 7.50%)	1/31/2025			2,873	2,873
eCapital Finance Corp.	Canada	Subordinated Delayed Draw Term Loan	10.00% (1M LIBOR + 8.50%)	1/31/2025			3,380	3,380
eCapital Finance Corp.	Canada	Subordinated Delayed Draw Term Loan	9.00% (1M LIBOR + 7.50%)	1/31/2025			602	602
								6,855		0.50%
Health Care Equipment & Services
Air Medical Group Holdings Inc		Unsecured Term Loan	8.88% (6M LIBOR + 7.88%)	3/13/2026			794	794
								794		0.06%
Insurance
Ardonagh Midco 2 PLC	Great Britain	Unsecured Notes	11.50%	1/15/2027			34	34	(g)
								34		—%
Software & Services
AffiniPay Intermediate Holdings, LLC		Subordinated Notes	12.75%	2/28/2028			2,783	2,783	(g)
								2,783		0.20%
Total Subordinated Loans (Cost $17,482)								17,765		1.29%
Corporate Bonds
Automobiles & Components
Ford Motor Company			8.50%	4/21/2023			275	307
								307		0.02%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Banks
United Shore Financial Services LLC			5.50%	11/15/2025			$2,505	$2,594	(d)
								2,594		0.19%
Capital Goods
Assemblin Financing AB	Sweden		4.46% (3M EURIBOR + 5.00%)	5/15/2025			€2,000	2,399
Cargo Aircraft Management, Inc.			4.75%	2/1/2028			2,647	2,699	(d)
Core & Main LP			6.13%	8/15/2025			1,844	1,881	(d)
Pike Corporation			5.50%	9/1/2028			276	287	(d)
PowerTeam Services LLC			9.03%	12/4/2025			1,505	1,655	(d)
Specialty Building Products Holdings LLC			6.38%	9/30/2026			2,340	2,444	(d)
Tutor Perini Corporation			6.88%	5/1/2025			2,753	2,832	(d)
								14,197		1.03%
Commercial & Professional Services
Neighborly Issuer LLC			3.58%	4/30/2051			25	26	(d)(e)
								26		—%
Consumer Services
Ab Issuer Llc			3.73%	7/30/2051			25	25	(d)(e)
Caesars Entertainment, Inc.			6.25%	7/1/2025			275	292	(d)
Gamma Bidco Spa	Italy		6.00% (3M EURIBOR + 6.00%)	7/15/2025			€2,000	2,381
Gamma Bidco Spa	Italy		6.25%	7/15/2025			€2,000	2,501
ServiceMaster Funding LLC			3.34%	1/30/2051			25	26	(d)(e)
								5,225		0.38%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Diversified Financials
LBM Acquisition LLC			6.25%	1/15/2029			$2,156	$2,173	(d)(i)(l)
Veritas US Inc			10.50%	2/1/2024			550	565	(d)
								2,738		0.20%
Energy
Ascent Resources— Utica LLC			9.00%	11/1/2027			688	951	(d)
Blue Racer Midstream LLC			7.63%	12/15/2025			1,652	1,788	(d)
Cheniere Energy Partners LP			4.00%	3/1/2031			300	314	(d)
Citgo Holding, Inc.			9.25%	8/1/2024			1,300	1,326	(d)
Exterran Energy Solutions LP			8.13%	5/1/2025			4,100	3,628
Great Western Petroleum LLC			12.00%	9/1/2025			399	397	(d)
Laredo Petroleum, Inc.			9.50%	1/15/2025			373	393
NGL Energy Operating LLC			7.50%	2/1/2026			928	974	(d)
NGL Energy Partners LP			6.13%	3/1/2025			1,773	1,609
Summit Midstream Holdings LLC			5.75%	4/15/2025			596	547
Tervita Corporation	Canada		11.00%	12/1/2025			1,856	2,078	(d)
								14,005		1.02%
Food & Beverage
JBS USA LUX SA			5.50%	1/15/2030			550	615	(d)
Triton Water Holdings, Inc.			6.25%	4/1/2029			100	100	(d)
								715		0.05%
Health Care Equipment & Services
Air Methods Corporation			8.00%	5/15/2025			6,431	6,077	(d)
HCA, Inc.			3.50%	9/1/2030			269	287

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Lifepoint Health Inc			4.38%	2/15/2027			$1,613	$1,627	(d)
Team Health Holdings, Inc.			6.38%	2/1/2025			800	761	(d)
								8,752		0.64%
Insurance
NFP Corp.			6.88%	8/15/2028			2,624	2,762	(d)
								2,762		0.20%
Materials
Constellium SE	France		5.63%	6/15/2028			1,000	1,073	(d)
Constellium SE	France		5.88%	2/15/2026			250	257	(d)
Kraton Polymers LLC			4.25%	12/15/2025			1,132	1,155	(d)
Venator Materials LLC	Luxembourg		5.75%	7/15/2025			2,980	2,928	(d)
Venator Materials LLC	Luxembourg		9.50%	7/1/2025			287	323	(d)
								5,736		0.42%
Media & Entertainment
CCO Holdings LLC			4.25%	2/1/2031			969	987	(d)
CSC Holdings LLC			3.38%	2/15/2031			4,000	3,780	(d)
CSC Holdings LLC			4.50%	11/15/2031			870	875	(d)
CSC Holdings LLC			4.63%	12/1/2030			2,000	1,962	(d)
Dolya Holdco 18 DAC	Ireland		5.00%	7/15/2028			3,000	3,060	(d)
Telenet Finance Luxembourg Notes Sarl	Luxembourg		5.50%	3/1/2028			400	421	(d)
								11,085		0.81%
Real Estate
HAT Holdings I LLC			3.75%	9/15/2030			1,880	1,835	(d)
Iron Mountain, Inc.			5.25%	7/15/2030			1,125	1,191	(d)
								3,026		0.22%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Retailing
Carvana Co.			5.50%	4/15/2027			$840	$868	(d)
HSE Finance Sarl	Luxembourg		5.75% (3M EURIBOR + 5.75%)	10/15/2026			€4,034	4,815
								5,683		0.41%
Software & Services
Avaya Inc.			6.13%	9/15/2028			1,302	1,394	(d)
Castle US Holding Corp.			9.50%	2/15/2028			594	619	(d)
Clarivate Science Holdings Corp.			3.88%	6/30/2028			735	739	(d)
CommScope Technologies LLC			6.00%	6/15/2025			373	381	(d)
Insightful Science Intermediate I, LLC			10.50%	4/28/2032			1,279	1,266	(e)
Sabre GLBL, Inc.			7.38%	9/1/2025			1,967	2,139	(d)
								6,538		0.48%
Technology Hardware & Equipment
Viasat, Inc.			6.50%	7/15/2028			2,790	2,975	(d)
								2,975		0.22%
Telecommunication Services
Consolidated Communications, Inc.			5.00%	10/1/2028			614	622	(d)
Consolidated Communications, Inc.			6.50%	10/1/2028			2,044	2,199	(d)
Telesat Canada	Canada		6.50%	10/15/2027			2,002	1,907	(d)
								4,728		0.34%
Utilities
Calpine Corp.			4.50%	2/15/2028			1,750	1,785	(d)
NRG Energy, Inc.			3.63%	2/15/2031			600	590	(d)
								2,375		0.17%
Total Corporate Bonds (Cost $90,951)								93,467		6.80%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(c)(d)(e)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
AMMC CLO XI, Ltd.	Cayman Islands		5.99% (3M LIBOR + 5.80%)	4/30/2031			$1,500	$1,426
AMMC CLO XXI, Ltd.	Cayman Islands		6.68% (3M LIBOR + 6.50%)	11/2/2030			100	96
AMMC CLO XXII, Ltd.	Cayman Islands		5.68% (3M LIBOR + 5.50%)	4/25/2031			750	725
Apidos CLO XX, Ltd.	Cayman Islands		8.88% (3M LIBOR + 8.70%)	7/16/2031			250	225
Atlas Senior Loan Fund VII, Ltd.	Cayman Islands		8.19% (3M LIBOR + 8.05%)	11/27/2031			1,750	1,430
Bain Capital Credit CLO 2017-2, Ltd.	Cayman Islands		6.53% (3M LIBOR + 6.35%)	7/25/2030			250	250
Barings CLO, Ltd. 2019-II	Cayman Islands		6.94% (3M LIBOR + 6.78%)	4/15/2036			800	797
Canyon Capital CLO 2016-1, Ltd.	Cayman Islands		5.93% (3M LIBOR + 5.75%)	7/15/2031			250	239
Canyon Capital CLO 2018-1, Ltd.	Cayman Islands		5.93% (3M LIBOR + 5.75%)	7/15/2031			850	814
Carlyle Global Market Strategies CLO, Ltd. 2019-2	Cayman Islands		6.78% (3M LIBOR + 6.60%)	7/15/2032			3,000	2,965
CBAM 2017-3, Ltd.	Cayman Islands		6.69% (3M LIBOR + 6.50%)	10/17/2029			512	508
CIFC Funding 2015-II, Ltd.	Cayman Islands		6.99% (3M LIBOR + 6.81%)	4/15/2030			3,000	3,000
Crestline Denali CLO XIV, Ltd.	Cayman Islands		6.52% (3M LIBOR + 6.35%)	10/23/2031			750	677
Crestline Denali CLO XIV, Ltd.	Cayman Islands		8.27% (3M LIBOR + 8.10%)	10/23/2031			250	214
Crestline Denali CLO XVI, Ltd.	Cayman Islands		2.79% (3M LIBOR + 2.60%)	1/20/2030			1,500	1,432
Denali Capital CLO XII, Ltd.	Cayman Islands		6.08% (3M LIBOR + 5.90%)	4/15/2031			750	672

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(c)(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
Dryden 55 Senior Loan Fund	Cayman Islands		5.58% (3M LIBOR + 5.40%)	4/15/2031			$375	$362
Dryden 57 Senior Loan Fund	Cayman Islands		5.36% (3M LIBOR + 5.20%)	5/15/2031			500	476
Dryden 58 Senior Loan Fund	Cayman Islands		5.54% (3M LIBOR + 5.35%)	7/17/2031			1,000	962
Elmwood CLO VIII, Ltd.	Cayman Islands		8.12% (3M LIBOR + 8.00%)	1/20/2034			750	745
Goldentree Loan Opportunities X, Ltd.	Cayman Islands		5.84% (3M LIBOR + 5.65%)	7/20/2031			750	742
ICG U.S. CLO, Ltd. 2018-1	Cayman Islands		5.34% (3M LIBOR + 5.15%)	4/21/2031			500	451
INGIM, Ltd. 2013-3	Cayman Islands		6.09% (3M LIBOR + 5.90%)	10/18/2031			1,250	1,176
KKR CLO 34, Ltd.	Cayman Islands		7.00% (3M LIBOR + 6.85%)	7/15/2034			600	594
Madison Park Funding XIV, Ltd.	Cayman Islands		7.95% (3M LIBOR + 7.77%)	10/22/2030			1,000	875
Madison Park Funding XXIII, Ltd.	Cayman Islands		6.43% (3M LIBOR + 6.25%)	7/27/2030			500	493
Madison Park Funding XXXVI, Ltd.	Cayman Islands		7.43% (3M LIBOR + 7.25%)	1/15/2033			833	834
Madison Park Funding XXXVII, Ltd.	Cayman Islands		6.73% (3M LIBOR + 6.55%)	7/15/2032			1,000	1,000
Northwoods Capital XII-B, Ltd.	Cayman Islands		5.91% (3M LIBOR + 5.79%)	6/15/2031			750	666
Octagon Investment Partners 35, Ltd.	Cayman Islands		5.39% (3M LIBOR + 5.20%)	1/20/2031			1,500	1,420
OHA Credit Funding 3, Ltd.	Cayman Islands		5.69% (3M LIBOR + 5.50%)	7/20/2032			2,500	2,500
OHA Loan Funding 2016-1, Ltd.	Cayman Islands		6.54% (3M LIBOR + 6.35%)	1/20/2033			4,000	3,976

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(c)(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
Venture 36A CLO, Ltd.	Cayman Islands		7.11% (3M LIBOR + 6.92%)	4/20/2032			$300	$297
Venture 37A CLO, Ltd.	Cayman Islands		7.13% (3M LIBOR + 6.95%)	7/15/2032			3,000	2,886
Voya CLO 2019-2, Ltd.	Cayman Islands		6.79% (3M LIBOR + 6.60%)	7/20/2032			500	500
Wellfleet CLO 2018-3, Ltd.	Cayman Islands		6.44% (3M LIBOR + 6.25%)	1/20/2032			250	239
Total Collateralized Loan Obligations — Debt (Cost $37,231)								36,664	2.67%
Collateralized Loan Obligations — Equity(d)(e)
AIMCO CLO XI, Ltd.	Cayman Islands		18.10%	10/15/2031			6,877	6,391
Allegro CLO VII, Ltd. 2018-2A	Cayman Islands		15.72%	7/15/2031			2,150	1,325
AMMC CLO XXI, Ltd.	Cayman Islands		18.62%	11/2/2030			500	300
AMMC CLO XXII, Ltd.	Cayman Islands		13.88%	4/25/2031			1,500	1,039
Anchorage Credit Funding 3, Ltd.	Cayman Islands		2.64%	1/28/2039			520	478
Atlas Senior Loan Fund III, Ltd.	Cayman Islands			11/17/2027			250	35
Atrium XV	Cayman Islands		13.52%	1/23/2031			4,080	2,980
Avery Point VI CLO, Ltd.	Cayman Islands		45.37%	8/5/2027			314	58
Bain Capital Credit CLO 2017-2, Ltd.	Cayman Islands		10.05%	7/25/2030			4,825	1,567
Bain Capital Credit CLO 2018-1, Ltd.	Cayman Islands		19.25%	4/23/2031			1,420	1,006
Bain Capital Credit CLO 2019-1, Ltd.	Cayman Islands		11.95%	4/18/2032			1,400	1,105
Bain Capital Credit CLO 2019-2, Ltd.	Cayman Islands		5.86%	10/17/2032			810	594
Bain Capital Credit CLO 2020-1, Ltd.	Cayman Islands		17.99%	4/18/2033			1,250	1,073

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Bain Capital Credit CLO 2020-2, Ltd.	Cayman Islands		16.78%	7/21/2031			$800	$757
Bardot CLO, Ltd.	Cayman Islands		12.40%	10/22/2032			2,250	1,992
BCC 2017-2A SUBR	Cayman Islands		10.05%	7/25/2030			1,591	1,273	(i)(l)
Canyon Capital CLO 2016-1, Ltd.	Cayman Islands		11.25%	7/15/2031			1,000	759
Canyon Capital CLO 2019-1, Ltd.	Cayman Islands		6.14%	4/15/2032			2,798	1,966
Carlyle Global Market Strategies CLO, Ltd. 2013-1	Cayman Islands		11.84%	8/14/2030			500	194
Carlyle Global Market Strategies CLO, Ltd. 2018-3	Cayman Islands		12.39%	10/15/2030			750	454
Carlyle Global Market Strategies CLO, Ltd. 2018-4	Cayman Islands		15.81%	1/20/2031			2,310	1,736
Carlyle Global Market Strategies CLO, Ltd. 2019-3	Cayman Islands		11.45%	10/20/2032			3,875	3,078
Cedar Funding CLO V, Ltd.	Cayman Islands		10.05%	7/17/2031			2,300	2,097
Cedar Funding CLO VIII, Ltd.	Cayman Islands		3.54%	10/17/2030			250	132
CIFC Funding 2015-IV, Ltd.	Cayman Islands		10.05%	4/20/2034			1,607	792
CIFC Funding 2018-II, Ltd.	Cayman Islands		32.72%	4/20/2031			250	183
CIFC Funding 2018-V, Ltd.	Cayman Islands		17.60%	1/15/2032			625	462
CIFC Funding 2019-I, Ltd.	Cayman Islands		12.74%	4/20/2032			1,500	1,181
CIFC Funding, Ltd.	Cayman Islands		10.05%	7/15/2034			5,200	4,550	(i)(l)
Dryden 28 Senior Loan Fund	Cayman Islands		16.21%	8/15/2030			1,406	494

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
Dryden 43 Senior Loan Fund	Cayman Islands		19.39%	7/20/2029			$1,610	$1,147
Dryden 58 Senior Loan Fund	Cayman Islands		16.22%	7/17/2031			3,125	2,460
Dryden 65 Senior Loan Fund	Cayman Islands		18.23%	7/18/2030			700	524
Dryden 68 Senior Loan Fund	Cayman Islands		13.50%	7/15/2049			500	371
Dryden 78 Senior Loan Fund	Cayman Islands		17.38%	4/17/2033			10,625	9,504
Eastland Investors Corp	Cayman Islands			5/1/2022			—	192
Elmwood CLO I, Ltd.	Cayman Islands		16.75%	10/20/2033			1,450	1,148
Elmwood CLO V, Ltd.	Cayman Islands		20.02%	7/24/2031			2,875	2,967
ICG U.S. CLO, Ltd. 2018-2	Cayman Islands		14.11%	7/22/2031			1,650	1,203
ICG U.S. CLO, Ltd. 2020-1	Cayman Islands		16.85%	10/22/2031			500	417
ICG U.S. CLO, Ltd. 2021-1	Cayman Islands		10.05%	4/17/2034			2,100	1,850
Invesco CLO Ltd	Cayman Islands		10.05%	7/15/2034			484	352
LCM XVIII LP	Cayman Islands		17.53%	4/20/2031			1,400	515
Madison Park Funding XXII, Ltd.	Cayman Islands		8.18%	1/15/2033			7,400	5,923
Madison Park Funding XXVII, Ltd.	Cayman Islands		12.21%	1/20/2047			250	213
Madison Park Funding XXVIII, Ltd.	Cayman Islands		16.09%	7/15/2030			3,000	2,327
Madison Park Funding XXXI, Ltd.	Cayman Islands		14.30%	1/23/2048			4,250	3,499
Madison Park Funding XXXII, Ltd.	Cayman Islands		16.07%	1/22/2048			1,885	1,694
Madison Park Funding XXXVII, Ltd.	Cayman Islands		12.57%	7/15/2049			7,500	7,018

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
Magnetite VI, Ltd.	Cayman Islands			9/15/2023			$1,241	$—
Magnetite XXVIII, Ltd.	Cayman Islands		13.37%	10/25/2031			5,250	4,988
Neuberger Berman CLO XXIII, Ltd.	Cayman Islands		95.53%	10/17/2027			29	3
Newark BSL CLO 1, Ltd.	Cayman Islands		52.33%	7/25/2030			250	157
Oaktree CLO 2018-1, Ltd.	Cayman Islands		8.61%	10/20/2030			2,250	1,268
Oaktree CLO 2019-2, Ltd.	Cayman Islands		1.37%	4/15/2031			3,860	2,403
Oaktree CLO 2019-3, Ltd.	Cayman Islands		6.91%	7/20/2031			4,750	3,367
OHA Credit Partners XV, Ltd.	Cayman Islands		14.76%	1/20/2030			1,360	973
OHA Loan Funding 2013-1, Ltd.	Cayman Islands		14.90%	7/23/2031			876	438
OHA Loan Funding 2016-1, Ltd.	Cayman Islands		15.61%	1/20/2033			8,800	6,743
OZLM XVI, Ltd.	Cayman Islands		11.04%	5/16/2030			563	232
OZLM XXI, Ltd.	Cayman Islands		3.60%	1/20/2031			1,500	844
Reese Park CLO, Ltd	Cayman Islands			10/15/2032			703	—
Reese Park CLO, Ltd	Cayman Islands		15.00%	10/15/2032			703	528
RR 4, Ltd.	Cayman Islands		13.74%	4/15/2118			1,000	886
RR 6, Ltd.	Cayman Islands		10.05%	4/15/2036			1,000	1,073
RR 8, Ltd.	Cayman Islands		10.05%	4/15/2120			550	517
Signal Peak CLO 5, Ltd.	Cayman Islands		14.03%	4/25/2031			2,500	1,691
Signal Peak CLO 6, Ltd.	Cayman Islands		21.76%	7/28/2031			500	329
Signal Peak CLO 8, Ltd.	Cayman Islands		15.45%	4/20/2033			6,350	5,761
Steele Creek CLO, Ltd. 2017-1	Cayman Islands		6.74%	10/15/2030			250	127
Symphony CLO XI Ltd	Cayman Islands			1/17/2025			1	—

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
THL Credit Wind River 2018-3 CLO, Ltd.	Cayman Islands		11.33%	1/20/2031			$250	$199
THL Credit Wind River 2018-3 CLO, Ltd.	Cayman Islands		20.55%	1/20/2031			3,875	3,083
Venture XVIII CLO, Ltd.	Cayman Islands		2.59%	10/15/2029			250	69
Voya CLO 2020-1, Ltd.	Cayman Islands		16.56%	7/16/2034			1,067	1,127
Wellfleet CLO 2017-3, Ltd.	Cayman Islands		12.18%	1/17/2031			250	165
Wellfleet CLO 2018-3, Ltd.	Cayman Islands		12.30%	1/20/2032			2,400	1,640
Wellfleet CLO 2020-1, Ltd.	Cayman Islands		14.95%	4/15/2033			5,955	4,640
Wellman Park CLO, Ltd.	Cayman Islands		10.05%	7/15/2034			7,650	2,228
York CLO-7, Ltd.	Cayman Islands		10.98%	1/22/2033			4,000	3,305
Total Collateralized Loan Obligations — Equity (Cost $120,558)								132,159		9.61%
Common Stocks(d)
Automobiles & Components
Automotive Keys Investor, LLC		Class A			11/6/2020	37,749		2	(e)(k)
GB Auto Service Holdings, LLC					10/19/2018	23,724		147	(e)(k)
Highline PPC Blocker LLC					11/4/2020	500		46	(e)(k)
Metis Topco, LP					5/4/2021	50		50	(e)(k)
								245		0.02%
Capital Goods
Dynamic NC Investment Holdings, LP					12/30/2020	50,000		43	(e)(k)
Kene Holdings, L.P.		Class A			8/8/2019	50,000		50	(e)(k)
Tutor Perini Corporation						1,900		26	(k)
								119		0.01%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Commercial & Professional Services
Bedrock Parent Holdings, LP		Class A			4/22/2021	500		$50	(e)(k)
Capstone Parent Holdings, LP		Class A			11/12/2020	50		61	(e)
IRI Parent, L.P.		Class A-1			11/29/2018	250		66	(e)(k)
North American Fire Ultimate Holdings, LLC					5/19/2021	50,000		50	(e)(k)
RC V Tecmo Investor LLC					8/14/2020	50,000		113	(e)
SSE Parent, LP		Class A-1			6/30/2020	25		37	(e)(k)
SSE Parent, LP		Class A-2			6/30/2020	25		37	(e)(k)
								414		0.03%
Consumer Durables & Apparel
Centric Brands L.P.					10/9/2020	9,495		194	(e)(k)
DRS Holdings I, Inc.					11/1/2019	50		57	(e)(k)
								251		0.02%
Consumer Services
OMERS Mahomes Investment Holdings LLC		Class A			11/16/2020	15		61	(e)(k)
								61		—%
Diversified Financials
Apollo Tactical Income Fund Inc						811		13
Blackstone Strategic Credit Fund						3,073		43
Blackstone/ GSO Long- Short Credit Income Fund						70		1
Owl Rock Capital Corp						2,500		36
Sera 2021 LLC		Class A			3/30/2021	3		—	(e)(k)
The Ultimus Group Aggregator, LP		Class A			2/1/2019	—		—	(e)(k)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
The Ultimus Group Aggregator, LP		Class B			2/1/2019	182		$—	(e)(k)
The Ultimus Group, LLC		Class B			2/1/2019	1,609		—	(e)(k)
								93		0.01%
Energy
Extraction Oil & Gas Inc						3,294		181	(k)
Sundance Energy					4/23/2018	2,602		1,355	(e)(k)
Vine Energy Inc						21,500		335	(k)
								1,871		0.14%
Food & Staples Retailing
KCAKE Holdings Inc.					5/14/2021	50		50	(e)(k)
								50		—%
Health Care Equipment & Services
Bearcat Parent, Inc.					7/9/2019	51		115	(e)(k)
Olympia TopCo, L.P.		Class A			9/24/2019	50,000		18	(e)(k)
OMERS Bluejay Investment Holdings LP		Class A			7/10/2018	25		47	(e)(k)
OMERS Wildcats Investment Holdings LLC		Class A			10/31/2019	169		71	(e)(k)
SiroMed Equity Holdings, LLC					3/26/2018	3,703		3	(e)(k)
Virence Holdings LLC		Class A			2/11/2019	—		58	(e)(k)
								312		0.02%
Insurance
High Street HoldCo LLC		Series A			4/16/2021	50,000		50	(e)
High Street HoldCo LLC		Series C			4/16/2021	241,231		241	(e)
								291		0.02%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Materials
Berry Global Group Inc						4,487		$292	(k)
KNPAK Holdings, LP		Class A			7/2/2019	100,000		74	(e)(k)
Novipax Parent Holding Company, L.L.C.		Class C			12/1/2020	50		12	(e)(k)
Plaskolite PPC Blocker LLC					12/14/2018	10		2	(e)(k)
								380		0.03%
Media & Entertainment
Storm Investment S.a.r.l.	Luxembourg	Class A			6/24/2021	491,621		214	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class B			6/24/2021	491,621		214	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class C			6/24/2021	491,621		214	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class D			6/24/2021	491,621		214	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class E			6/24/2021	491,621		214	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class F			6/24/2021	491,621		214	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class G			6/24/2021	491,621		214	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class H			6/24/2021	491,621		214	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class I			6/24/2021	491,621		214	(e)(k)
Storm Investment S.a.r.l.	Luxembourg				6/24/2021	590		1	(e)(k)
								1,927		0.14%
Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Pharmaceuticals, Biotechnology & Life Sciences
Coherus Biosciences Inc						2,456		$34	(k)
								34		—%
Retailing
ARKO Corp.					12/22/2020	106		1	(e)(k)
Fastsigns Holdings Inc.					3/13/2019	50		73	(e)(k)
Marcone Yellowstone Holdings, LLC		Class A			6/23/2021	50		50	(e)(k)
								124		0.01%
Software & Services
APG Holdings, LLC		Class A			1/3/2020	50,000		69	(e)(k)
Astorg VII Co— Invest ERT	Luxembourg				1/31/2020	1,208,500		2,054	(e)(k)
Consilio Investment Holdings L.P.					5/28/2021	50,000		50	(e)(k)
Cority Parent, Inc.	Canada	Class B-1			7/2/2019	47,536		62	(e)(k)
Destiny Digital Holdings L.P.					5/27/2021	3,076		50	(e)(k)
EQT IX Co— Investment (E) SCSP					4/16/2021	5,000		50	(e)(k)
Frontline Technologies Parent, LLC		Class B			9/18/2017	2,728		22	(e)(k)
H&F Unite Partners, L.P.					5/1/2019	50,032		58	(e)(k)
Insight PDI Holdings, LLC		Class A			3/19/2019	26,548		36	(e)(k)
Magic Topco, L.P.		Class B			9/21/2020	12,975		15	(e)(k)
PS Co-Invest, L.P.					3/5/2021	50,000		50	(e)(k)
Rocket Parent, LLC		Class A			12/17/2018	50,000		45	(e)(k)
Skywalker TopCo, LLC					11/20/2020	14,925		53	(e)(k)
								2,614		0.19%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Technology Hardware & Equipment
Repairify Holdings, LLC					6/14/2021	1,655		$50	(e)(k)
Wildcat Parent, LP					2/27/2020	535		79	(e)(k)
								129		0.01%
Transportation
Shur-Co HoldCo, Inc.					6/30/2021	50,000		50	(e)(k)
								50		—%
Utilities
FirstEnergy Corp						5,000		186
								186		0.01%
Total Common Stocks (Cost $7,154)								9,151		0.66%
Preferred Stocks(d)(e)
Automobiles & Components
Automotive Keys Investor, LLC			9.00%		11/6/2020	37,749		40	(g)
Metis Holdco, Inc.			7.00%		5/4/2021	7,959		7,804	(g)
								7,844		0.57%
Commercial & Professional Services
IRI Group Holdings, Inc.		Series A-1	11.50 LIBOR + 10.50%)% (6M		11/29/2018	25		33	(g)
Marmic Topco, L.P.			8.00%		3/5/2021	50,000		50	(g)
								83		0.01%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00%		10/15/2020	50,000		59	(g)
Redwood Services Holdco, LLC		Series D	8.00%		12/31/2020	27,076		40	(g)
								99		0.01%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stocks(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Diversified Financials
The Ultimus Group, LLC		Class A			6/21/2021	1		$1	(k)
								1		—%
Energy
Ferrellgas, L.P.			8.96%		3/30/2021	8,734		8,734	(g)
								8,734		0.64%
Food & Beverage
Watermill Express Holdings, LLC			8.00%		4/20/2021	5,000		51	(g)
								51		—%
Health Care Equipment & Services
Symplr Software Intermediate Holdings, Inc.		Series C	11.00%		12/22/2020	6,030		6,270	(g)
Teligent, Inc.					12/11/2018	1,797		—	(k)
								6,270		0.46%
Insurance
High Street HoldCo LLC		Series A	10.00%		4/16/2021	4,687,848		4,451	(g)
								4,451		0.32%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00%		12/1/2020	50		50	(g)
								50		—%
Media & Entertainment
PRG III, LLC		Class A			10/6/2020	2,250		51	(k)
								51		—%
Pharmaceuticals, Biotechnology & Life Sciences
Cardinal Topco Holdings, L.P.		Class A	8.00%		9/15/2020	100		188	(g)
								188		0.01%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stocks(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Software & Services
Appriss Health Intermediate Holdings, Inc.			11.00%		5/6/2021	3,657		$3,657	(g)
Cority Parent, Inc.	Canada	Class A-1	9.00%		7/2/2019	50		59	(g)
DCert Preferred Holdings, Inc.			10.50%		5/25/2021	22,284		22,284	(g)
Diligent Preferred Issuer Inc.			10.50%		4/6/2021	1,476		1,512	(g)
EZ Elemica Holdings, Inc.					9/18/2019	50		60	(k)
Frontline Technologies Parent, LLC		Class A	9.00%		9/18/2017	25		35	(g)
GSV PracticeTek Holdings, LLC		Class A	8.00%		3/31/2021	50,000		50	(g)
Insightful Science Holdings, LLC			14.00%		4/28/2021	62,340		1,721	(g)
Magic Topco, L.P.		Class A	9.00%		9/21/2020	58		61	(g)
Packers Software Intermediate Holdings, Inc.		Series A	11.20% (3M LIBOR + 11.00%)		11/12/2020	50		54	(g)
Packers Software Intermediate Holdings, Inc.		Series A-2	11.20% (3M LIBOR + 11.00%)		12/23/2020	18		19	(g)
Peachtree Parent, Inc.		Series A	13.25%		3/19/2019	25		34	(g)
Project Essential Super Parent, Inc.			10.50% (3M LIBOR + 9.50%)		4/20/2021	2,963		2,934	(g)
Titan DI Preferred Holdings, Inc.			13.50%		2/11/2020	—		60	(g)
								32,540		2.37%
Total Preferred Stocks (Cost $59,398)								60,362		4.39%
Private Asset-Backed Debt(c)(d)(e)(h)
Diversified Financials
Affirm Operational Loans VI Trust		1st Lien Revolver	10.36% (1M LIBOR + 9.76%)	12/17/2026			$500	204	(g)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Private Asset-Backed Debt(c)(d)(e)(h) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
ARM Funding 2019-1, LLC		1st Lien Revolver	8.95% (1M LIBOR + 7.95%)	2/29/2024				$2,500	$1,384
BFS Receivables I LLC		1st Lien Revolver	9.50% (1M LIBOR + 9.00%)	3/14/2025				1,250	5
DFC Global Facility Borrower III LLC		1st Lien Revolver	8.00% (1M CDOR + 7.50%)	6/28/2026			CAD	17,164	9,651	(o)(p)
Finance Ireland Loan and Treasury DAC	Ireland	1st Lien Delayed Draw Term Loan	9.25% (1M EURIBOR + 9.25%)	6/28/2026				€2,500	1,022
NSF Funding 2020 Limited	Great Britain	1st Lien Revolver		6/10/2026				£11,500	—
Reliant SPV, LLC		1st Lien Revolver	7.00% (1M LIBOR + 6.00%)	5/28/2024				500	281
SAVOYSPECIAL LLC		1st Lien Revolver		7/1/2024				750	(6)
Sera 2021 LLC		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.75%)	3/30/2026				1,498	629
Spring Oaks Capital SPV, LLC		1st Lien Revolver	9.50% (1M LIBOR + 8.50%)	11/12/2025				9,000	301
Woodchester Funding Limited	Great Britain	1st Lien Revolver	6.80% (1M GBP LIBOR + 6.55%)	3/15/2026				£2,182	1,009	(m)
									14,480		1.05%
Retailing
Tricolor Funding SPV 3 LLC		1st Lien Revolver	8.50% (1M LIBOR + 7.50%)	8/6/2027				2,273	1,812	(n)
									1,812		0.13%
Total Private Asset-Backed Debt (Cost $15,304)									16,292		1.18%
Real Estate Debt(c)(d)(e)
Real Estate
285 Mezz LLC		Mezzanine Term Loan	16.28% (1M LIBOR + 14.00%)	5/5/2023				2,898	2,389	(g)(h)
285 Mezz LLC		Mezzanine Term Loan	20.00%	5/5/2023				1,082	1,082	(g)
Mandarin Oriental Honolulu		Mezzanine Term Loan	14.00%	8/5/2021				1,776	1,776
Total Real Estate Debt (Cost $5,241)									5,247		0.38%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Warrants(d)(e)(l)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
Commercial & Professional Services
Visual Edge Technology, Inc.		Common			3/22/2018	8,166		$—
Visual Edge Technology, Inc.		Preferred			3/22/2018	7,489		—
								—	—%
Consumer Services
KeyStone Sub— Debt HoldCo, LLC		Common			1/20/2021	4		497
								497	0.04%
Health Care Equipment & Services
Air Medical Buyer Corp		Common			3/14/2018	122		2
Teligent, Inc.		Common			4/6/2020	11,342		—
Teligent, Inc.		Common			7/20/2020	2,834		—
								2	—%
Media & Entertainment
MMax Investment Partners, Inc.		Common			1/19/2021	115,111		62
								62	—%
Retailing
ARKO Corp.		Common			12/22/2020	55		—
								—	—%
Transportation
Neovia Logistics Holdings Ltd.		Common			4/26/2019	194,454		8
								8	—%
Total Warrants (Cost $614)								569	0.04%
Total Investments (Cost $1,647,881)								1,687,711	122.76%
Liabilities in Excess of Other Assets								(312,951)	(22.76)%
Net Assets								$1,374,760	100.00%

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

(a)  Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

(b)  Variable rate loans bear interest at a rate that may be determined by reference to either the London Interbank Offered Rate ("LIBOR") or an alternate base rate such as the Bank Bill Swap Bid Rate ("BBSY"), Canadian Dollar Offered Rate ("CDOR"), Copenhagen Interbank Offered Rate ("CIBOR"), Euro Interbank Offered Rate ("EURIBOR"), Norwegian Interbank Offered Rate ("NIBOR"), Prime Rate ("PRIME"), Sterling Overnight Index Average ("SONIA"), or Stockholm Interbank Offered Rate ("STIBOR"), at the borrower's option. Stated interest rates in this schedule represents the "all-in" rate as of June 30, 2021.

(c)  Variable rate coupon rate shown as of June 30, 2021.

(d)  These investments, which as of June 30, 2021 represented 121.3% of the Fund's net assets or 91.3% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for securities that may be subject to legal restrictions on sales.

(e)  Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 4 of the Notes to Financial Statements).

(f)  These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility (see "Note 6 — Debt").

(g)  Includes a payment-in-kind provision.

(h)  As of June 30, 2021, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
285 Mezz LLC	Mezzanine Term Loan	$2,898	$(2,389)	$509
A.U.L. Corp.	1st Lien Revolver	1	—	1
AffiniPay Midco, LLC	1st Lien Revolver	766	—	766
Affirm Operational Loans VI Trust	1st Lien Revolver	500	(204)	296
AMCP Clean Intermediate, LLC	1st Lien Revolver	1	—	1
American Residential Services L.L.C.	1st Lien Revolver	1	—	1
Anaqua Parent Holdings, Inc.	1st Lien Revolver	231	—	231
Anaqua Parent Holdings, Inc.	1st Lien Delayed Draw Term Loan	523	—	523
APG Intermediate Holdings Corporation	1st Lien Revolver	1	—	1
APG Intermediate Holdings Corporation	1st Lien Delayed Draw Term Loan	804	(60)	744
Appriss Health, LLC	1st Lien Revolver	212	—	212
AQ Sunshine, Inc.	1st Lien Revolver	213	(85)	128
AQ Sunshine, Inc.	1st Lien Delayed Draw Term Loan	1,623	—	1,623
ARM Funding 2019-1, LLC	1st Lien Revolver	2,500	(1,384)	1,116
ASG Bidco Limited	1st Lien Term Loan	764	—	764
Athenahealth, Inc.	1st Lien Revolver	232	—	232
Atlas Intermediate III L.L.C.	1st Lien Revolver	264	—	264
Atlas Intermediate III L.L.C.	1st Lien Delayed Draw Term Loan	406	(321)	85
Banyan Software Holdings, LLC	1st Lien Revolver	265	—	265
Banyan Software Holdings, LLC	1st Lien Delayed Draw Term Loan	1,529	—	1,529
Bearcat Buyer, Inc.	1st Lien Revolver	580	—	580
Bearcat Buyer, Inc.	1st Lien Delayed Draw Term Loan	1	(1)	—
Bearcat Buyer, Inc.	2nd Lien Delayed Draw Term Loan	1,306	(184)	1,122
BFS Receivables I LLC	1st Lien Revolver	1,250	(5)	1,245
CabinCo Limited	1st Lien Term Loan	156	—	156
Canopy Bidco Limited	1st Lien Term Loan	695	(182)	513

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Capnor Connery Bidco A/S	1st Lien Term Loan	$7,330	$(1,005)	$6,325
Capstone Acquisition Holdings, Inc.	1st Lien Revolver	1,150	(89)	1,061
Capstone Acquisition Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,681	—	1,681
Capstone Acquisition Holdings, Inc.	2nd Lien Delayed Draw Term Loan	531	(1)	530
Cardinal Parent, Inc.	1st Lien Revolver	1	—	1
CB-SDG LIMITED	1st Lien Term Loan	439	—	439
CC Fly Holding II A/S	1st Lien Term Loan	442	(430)	12
Centric Brands LLC	1st Lien Revolver	269	(115)	154
CEP V I 5 UK Limited	1st Lien Term Loan	6,346	—	6,346
Commercial Trailer Leasing, Inc.	1st Lien Revolver	740	—	740
Commercial Trailer Leasing, Inc.	1st Lien Delayed Draw Term Loan	1,477	(687)	790
Commify Limited	1st Lien Term Loan	902	—	902
Comprehensive EyeCare Partners, LLC	1st Lien Revolver	1	—	1
Comprehensive EyeCare Partners, LLC	1st Lien Delayed Draw Term Loan	271	(31)	240
Concert Golf Partners Holdco LLC	1st Lien Revolver	764	—	764
Confirmasoft AB	1st Lien Term Loan	1,785	—	1,785
Consilio Midco Limited	1st Lien Revolver	1	—	1
Consilio Midco Limited	1st Lien Delayed Draw Term Loan	2,572	—	2,572
Continental Acquisition Holdings, Inc.	1st Lien Revolver	1	(1)	—
Continental Acquisition Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,461	—	1,461
Cority Software Inc.	1st Lien Revolver	231	—	231
CPI Holdco, LLC	1st Lien Revolver	3,435	—	3,435
Creation Holdings Inc.	1st Lien Revolver	545	(454)	91
CVP Holdco, Inc.	1st Lien Revolver	326	—	326
CVP Holdco, Inc.	1st Lien Delayed Draw Term Loan	10,389	(2,065)	8,324
DecoPac, Inc.	1st Lien Revolver	2,382	(340)	2,042
DFC Global Facility Borrower III LLC	1st Lien Revolver	13,847	(9,789)	4,058
Diligent Corporation	1st Lien Revolver	513	(1)	512
Diligent Corporation	1st Lien Delayed Draw Term Loan	877	—	877
DRB Holdings, LLC	1st Lien Revolver	1	—	1
DRS Holdings III, Inc.	1st Lien Revolver	173	—	173
DS Admiral Bidco, LLC	1st Lien Revolver	358	—	358
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolver	1,296	—	1,296
Eleda BidCo AB	1st Lien Term Loan	935	—	935
Elemica Parent, Inc.	1st Lien Revolver	1,426	(286)	1,140
Elevation Services Parent Holdings, LLC	1st Lien Revolver	386	(167)	219
EPS NASS Parent, Inc.	1st Lien Revolver	158	—	158
EPS NASS Parent, Inc.	1st Lien Delayed Draw Term Loan	585	—	585
eResearch Technology, Inc.	2nd Lien Delayed Draw Term Loan	1,343	(672)	671

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Essential Services Holding Corporation	1st Lien Revolver	$1,560	$—	$1,560
Essential Services Holding Corporation	1st Lien Delayed Draw Term Loan	11,676	(6,773)	4,903
EuroParcs Topholding B.V.	1st Lien Term Loan	969	(968)	1
Finance Ireland Loan and Treasury DAC	1st Lien Delayed Draw Term Loan	2,964	(1,071)	1,893
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolver	1,312	—	1,312
FL Hawk Intermediate Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,017	—	1,017
Floss Bidco Limited	1st Lien Term Loan	1,667	(558)	1,109
Flow Control Solutions, Inc.	1st Lien Revolver	373	—	373
Flow Control Solutions, Inc.	1st Lien Delayed Draw Term Loan	1,599	(1,125)	474
Fluid-Flow Products, Inc.	1st Lien Delayed Draw Term Loan	320	—	320
Foundation Consumer Brands, LLC	1st Lien Revolver	389	—	389
Foundation Risk Partners, Corp.	1st Lien Revolver	3	—	3
Foundation Risk Partners, Corp.	1st Lien Delayed Draw Term Loan	1,160	(282)	878
Foundation Risk Partners, Corp.	2nd Lien Delayed Draw Term Loan	766	—	766
FWR Holding Corporation	1st Lien Revolver	1	—	1
FWR Holding Corporation	1st Lien Delayed Draw Term Loan	4	—	4
GB Auto Service, Inc.	1st Lien Revolver	264	(101)	163
GB Auto Service, Inc.	1st Lien Delayed Draw Term Loan	10,537	(6,582)	3,955
GraphPAD Software, LLC	1st Lien Revolver	2	—	2
Hammersmith Bidco Limited	1st Lien Term Loan	4,354	(1,403)	2,951
HH-Stella, Inc.	1st Lien Revolver	444	—	444
HH-Stella, Inc.	1st Lien Delayed Draw Term Loan	1,979	—	1,979
High Street Buyer, Inc.	1st Lien Revolver	687	—	687
High Street Buyer, Inc.	1st Lien Delayed Draw Term Loan	9,108	(2,760)	6,348
Highline Aftermarket Acquisition, LLC	1st Lien Revolver	1	—	1
Hometown Food Company	1st Lien Revolver	1	—	1
Indigo IT Bidco Limited	1st Lien Term Loan	897	—	897
IntraPac International LLC	1st Lien Revolver	415	(167)	248
Invoice Cloud, Inc.	1st Lien Revolver	255	—	255
Ivanti Software, Inc.	1st Lien Revolver	460	—	460
Jim N Nicks Management LLC	1st Lien Revolver	1	(1)	—
Kellermeyer Bergensons Services, LLC	1st Lien Delayed Draw Term Loan	539	(165)	374
Kene Acquisition, Inc.	1st Lien Revolver	676	—	676
Laboratories Bidco LLC	1st Lien Revolver	881	(327)	554
Lavatio Midco Sarl	1st Lien Term Loan	1,164	(726)	438
LBM Acquisition LLC	1st Lien Delayed Draw Term Loan	539	(360)	179
LGDN Finco Limited	1st Lien Revolver	138	—	138
LGDN Finco Limited	1st Lien Term Loan	1,383	—	1,383
LivaNova USA Inc.	1st Lien Revolver	1	—	1

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Majesco	1st Lien Revolver	$624	$—	$624
Marcone Yellowstone Buyer Inc.	1st Lien Delayed Draw Term Loan	2,790	—	2,790
Marmic Purchaser, LLC	1st Lien Revolver	287	—	287
Marmic Purchaser, LLC	1st Lien Delayed Draw Term Loan	1,196	—	1,196
Maverick Acquisition, Inc.	1st Lien Delayed Draw Term Loan	1,915	—	1,915
Mavis Tire Express Services Topco Corp.	1st Lien Revolver	1	—	1
Micromeritics Instrument Corp.	1st Lien Revolver	331	—	331
Monica Holdco (US), Inc.	1st Lien Revolver	1,009	—	1,009
MRI Software LLC	1st Lien Revolver	508	—	508
MRI Software LLC	1st Lien Delayed Draw Term Loan	1,109	—	1,109
National Mentor Holdings, Inc.	1st Lien Delayed Draw Term Loan	99	—	99
Nelipak European Holdings Cooperatief U.A.	1st Lien Revolver	690	—	690
Nelipak Holding Company	1st Lien Revolver	605	(363)	242
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolver	333	(267)	66
North American Fire Holdings, LLC	1st Lien Revolver	411	—	411
North American Fire Holdings, LLC	1st Lien Delayed Draw Term Loan	2,462	—	2,462
North American Science Associates, LLC	1st Lien Revolver	706	—	706
North American Science Associates, LLC	1st Lien Delayed Draw Term Loan	916	—	916
NSF Funding 2020 Limited	1st Lien Revolver	15,908	—	15,908
NueHealth Performance, LLC	1st Lien Delayed Draw Term Loan	607	(394)	213
Oakley Ekomid Limited	1st Lien Term Loan	889	(560)	329
Olympia Acquisition, Inc.	1st Lien Revolver	641	(598)	43
OMH-HealthEdge Holdings, LLC	1st Lien Revolver	1	—	1
OneDigital Borrower LLC	1st Lien Delayed Draw Term Loan	46	—	46
Optio Group Limited	1st Lien Term Loan	827	(387)	440
P27 BIDCO LIMITED	1st Lien Term Loan	450	(90)	360
PDI TA Holdings, Inc.	1st Lien Revolver	205	—	205
PDI TA Holdings, Inc.	2nd Lien Delayed Draw Term Loan	138	—	138
People Corporation	1st Lien Revolver	446	—	446
People Corporation	1st Lien Delayed Draw Term Loan	1,894	(1,201)	693
Petroleum Service Group LLC	1st Lien Revolver	2,106	—	2,106
Petroleum Service Group LLC	1st Lien Delayed Draw Term Loan	1,313	(107)	1,206
Pluralsight, Inc.	1st Lien Revolver	1,204	—	1,204
Practicetek Purchaser, LLC	1st Lien Revolver	138	—	138
Practicetek Purchaser, LLC	1st Lien Delayed Draw Term Loan	888	(396)	492
Premise Health Holding Corp.	1st Lien Revolver	1	—	1
ProfitSolv Purchaser, Inc.	1st Lien Revolver	608	—	608
ProfitSolv Purchaser, Inc.	1st Lien Delayed Draw Term Loan	2,555	—	2,555
Project Essential Bidco, Inc.	1st Lien Revolver	121	—	121

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Proofpoint, Inc.	1st Lien Revolver	$240	$—	$240
PROTON JVCO S.A R.L.	1st Lien Term Loan	988	—	988
QF Holdings, Inc.	1st Lien Revolver	1	—	1
QF Holdings, Inc.	1st Lien Delayed Draw Term Loan	263	—	263
Radius Aerospace Europe Limited	1st Lien Revolver	257	—	257
Radius Aerospace, Inc.	1st Lien Revolver	429	—	429
Raptor Technologies, LLC	1st Lien Revolver	1	(1)	—
Rawlings Sporting Goods Company, Inc	1st Lien Revolver	1	—	1
Reddy Ice LLC	1st Lien Revolver	955	—	955
Reddy Ice LLC	1st Lien Delayed Draw Term Loan	551	(55)	496
Redstone Holdco 2 LP	1st Lien Delayed Draw Term Loan	368	—	368
Redwood Services, LLC	1st Lien Revolver	158	—	158
Redwood Services, LLC	1st Lien Delayed Draw Term Loan	1,069	(128)	941
Relativity ODA LLC	1st Lien Revolver	1	—	1
Reliant SPV, LLC	1st Lien Revolver	500	(288)	212
Repairify, Inc.	1st Lien Revolver	766	—	766
Right Choice Holdings Limited	1st Lien Term Loan	922	(369)	553
RSC Acquisition, Inc.	1st Lien Revolver	1	—	1
RSK Group Limited	1st Lien Term Loan	519	(199)	320
Rugby Australia Ltd	1st Lien Delayed Draw Term Loan	937	—	937
Safe Home Security, Inc.	1st Lien Delayed Draw Term Loan	287	—	287
SaintMichelCo Limited	1st Lien Term Loan	3,320	(221)	3,099
Saldon Holdings, Inc.	1st Lien Revolver	381	(95)	286
SAVOYSPECIAL LLC	1st Lien Revolver	750	—	750
SCM Insurance Services Inc.	1st Lien Revolver	1	—	1
SelectQuote, Inc.	1st Lien Delayed Draw Term Loan	2,455	—	2,455
Sera 2021 LLC	1st Lien Delayed Draw Term Loan	1,498	(654)	844
Service Logic Acquisition, Inc.	1st Lien Revolver	1,007	—	1,007
Service Logic Acquisition, Inc.	1st Lien Delayed Draw Term Loan	1,290	—	1,290
SFE Intermediate HoldCo LLC	1st Lien Revolver	2	—	2
Shur-Co Acquisition, Inc.	1st Lien Revolver	441	(88)	353
Sigma Electric Manufacturing Corporation	1st Lien Revolver	1	—	1
SiroMed Physician Services, Inc.	1st Lien Revolver	1	—	1
Spectra Finance, LLC	1st Lien Revolver	1	(1)	—
Spring Insurance Solutions, LLC	1st Lien Delayed Draw Term Loan	1,151	—	1,151
Spring Oaks Capital SPV, LLC	1st Lien Revolver	9,000	(301)	8,699
SSE Buyer, Inc.	1st Lien Revolver	3	(2)	1
SSE Buyer, Inc.	1st Lien Delayed Draw Term Loan	189	—	189
Stealth Holding LLC	1st Lien Delayed Draw Term Loan	989	(79)	910

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Sunshine Sub, LLC	1st Lien Revolver	$144	$—	$144
Symbol Bidco I Limited	1st Lien Term Loan	593	(205)	388
Symplr Software Inc.	1st Lien Revolver	1	(1)	—
TA/WEG Holdings, LLC	1st Lien Revolver	801	(200)	601
TA/WEG Holdings, LLC	1st Lien Delayed Draw Term Loan	10,864	(2,401)	8,463
TCP Hawker Intermediate LLC	1st Lien Revolver	458	—	458
TCP Hawker Intermediate LLC	1st Lien Delayed Draw Term Loan	495	—	495
Teligent, Inc.	1st Lien Revolver	1	(1)	—
Teligent, Inc.	2nd Lien Delayed Draw Term Loan	64	(21)	43
TGP Holdings III LLC	1st Lien Delayed Draw Term Loan	76	—	76
The Ultimate Software Group, Inc.	1st Lien Revolver	1	—	1
The Ultimus Group Midco, LLC	1st Lien Revolver	396	(226)	170
Therapy Brands Holdings LLC	2nd Lien Delayed Draw Term Loan	1,284	—	1,284
Tiger UK Bidco Ltd	1st Lien Revolver	2,767	—	2,767
Tiger UK Bidco Ltd	1st Lien Term Loan	3,261	—	3,261
Tricolor Funding SPV 3 LLC	1st Lien Revolver	2,273	(1,812)	461
True Potential LLP	1st Lien Term Loan	2,987	(971)	2,016
Turbo Acquisitions 10 Bidco Limited	1st Lien Term Loan	931	—	931
TWH Infrastructure Industries, Inc.	1st Lien Revolver	464	(232)	232
United Digestive MSO Parent, LLC	1st Lien Revolver	511	—	511
United Digestive MSO Parent, LLC	1st Lien Delayed Draw Term Loan	1,023	(283)	740
Veterinary Practice Partners, LLC	1st Lien Revolver	193	—	193
Veterinary Practice Partners, LLC	1st Lien Delayed Draw Term Loan	2,265	(478)	1,787
Visolit Finco AS	1st Lien Term Loan	1,299	—	1,299
VLS Recovery Services, LLC	1st Lien Revolver	1	—	1
VLS Recovery Services, LLC	1st Lien Delayed Draw Term Loan	1,070	(214)	856
Watermill Express, LLC	1st Lien Revolver	275	—	275
Watermill Express, LLC	1st Lien Delayed Draw Term Loan	219	—	219
WebPT, Inc.	1st Lien Revolver	216	(65)	151
WebPT, Inc.	1st Lien Delayed Draw Term Loan	255	—	255
Wellness AcquisitionCo, Inc.	1st Lien Revolver	504	—	504
Wildcat BuyerCo, Inc.	1st Lien Revolver	255	—	255
Wildcat BuyerCo, Inc.	1st Lien Delayed Draw Term Loan	1,076	(388)	688
Woodchester Funding Limited	1st Lien Revolver	3,018	(1,029)	1,989
WorkWave Intermediate II, LLC	1st Lien Revolver	460	—	460
WorkWave Intermediate II, LLC	1st Lien Delayed Draw Term Loan	1,306	—	1,306
WSHP FC Acquisition LLC	1st Lien Revolver	89	(41)	48
WSHP FC Acquisition LLC	1st Lien Delayed Draw Term Loan	351	(184)	167
Total		$266,517	$(59,913)	$206,604

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

(i)  This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)  Loan or bond was on non-accrual status as of June 30, 2021.

(k)  Non-income producing security as of June 30, 2021.

(l)  When-Issued or delayed delivery security based on typical market settlement convention for such security.

(m)  The Fund sold a participating interest of £409 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with U.S. generally accepted accounting principles ("GAAP"), the Fund recorded a corresponding secured borrowing of $576 at fair value, included in "accrued expenses and other payables" in the accompanying consolidated statement of assets and liabilities. As of June 30, 2021, the interest rate in effect for the secured borrowing was 4.25%.

(n)  The Fund sold a participating interest of $816 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $816 at fair value, included in "accrued expenses and other payables" in the accompanying consolidated statement of assets and liabilities. As of June 30, 2021, the interest rate in effect for the secured borrowing was 4.70%.

(o)  The Fund sold a participating interest of CAD 2,730 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $2,213 at fair value, included in "accrued expenses and other payables" in the accompanying consolidated statement of assets and liabilities. As of June 30, 2021, the interest rate in effect for the secured borrowing was 4.25%.

(p)  The Fund sold a participating interest of CAD 3,337 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $2,704 at fair value, included in "accrued expenses and other payables" in the accompanying consolidated statement of assets and liabilities. As of June 30, 2021, the interest rate in effect for the secured borrowing was 4.25%.

  As of June 30, 2021, the aggregate cost of securities for Federal income tax purposes was $1,648,448. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$48,230
Gross unrealized depreciation	(9,272)
Net unrealized appreciation	$38,958

Securities sold short as of June 30, 2021 were as follows:

Company	Industry	Interest Rate	Maturity Date	Principal Amount	Value	Percentage of Net Assets
KIK Custom Products, Inc.	Household & Personal Products	7.00%	12/31/2027	$(1,000)	$(1,007)
CoreCivic, Inc.	Commercial & Professional Services	8.25%	4/15/2026	(275)	(286)
Hormel Foods Corp.	Food & Beverage	1.80%	6/11/2030	(390)	(388)
Tenet Healthcare Corporation	Health Care Equipment & Services	6.25%	2/1/2027	(63)	(66)
CommScope, Inc.	Technology Hardware & Equipment	8.25%	3/1/2027	(250)	(268)
Total Corporate Bonds Sold Short (Cost $(1,998))					$(2,015)	(0.15)%

Forward currency contracts as of June 30, 2021 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Forward currency contract	$(533)		£(542)	Goldman Sachs	July 19, 2021	$9	$—
Forward currency contract	$(37)		£(37)	Goldman Sachs	July 19, 2021	—	—
Forward currency contract	$(541)		£(539)	Goldman Sachs	July 22, 2021	—	(1)
Forward currency contract	$(39)		£(39)	Goldman Sachs	July 22, 2021	—	—
Forward currency contract	$(8,985)		£(9,045)	Goldman Sachs	July 23, 2021	59	—
Forward currency contract	$(7,948)		€(8,114)	Goldman Sachs	July 23, 2021	166	—
Forward currency contract	$(5,823)	CAD	(5,806)	Goldman Sachs	July 23, 2021	—	(17)
Forward currency contract	$(4,872)		€(4,907)	Goldman Sachs	July 23, 2021	35	—

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Forward currency contract	$(4,414)	NOK	(4,497)	Goldman Sachs	July 23, 2021	$83	$—
Forward currency contract	$(2,891)		£(2,954)	Goldman Sachs	July 23, 2021	64	—
Forward currency contract	$(2,332)		€(2,357)	Goldman Sachs	July 23, 2021	25	—
Forward currency contract	$(2,127)	SEK	(2,139)	Goldman Sachs	July 23, 2021	12	—
Forward currency contract	$(408)	CAD	(404)	Goldman Sachs	July 23, 2021	—	(3)
Forward currency contract	$(298)	CAD	(306)	Goldman Sachs	July 23, 2021	8	—
Forward currency contract	$(143)		£(144)	Goldman Sachs	July 23, 2021	2	—
Forward currency contract	$(93)	CAD	(93)	Goldman Sachs	July 23, 2021	—	(1)
Forward currency contract	$254	NOK	255	Goldman Sachs	July 23, 2021	—	(2)
Forward currency contract	$2,373		€2,381	Goldman Sachs	July 23, 2021	—	(9)
Forward currency contract	$2,767		£2,770	Goldman Sachs	July 23, 2021	—	(3)
Forward currency contract	$(1,301)		€(1,309)	Goldman Sachs	October 7, 2021	7	—
Total						$470	$(36)

Purchased options outstanding as of June 30, 2021 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$25	8/19/2021	Citigroup Global Markets Inc.	$142	$28	$16
Put-iShares 7-10 Year Treasury Bond ETF	114	9/20/2021	Citigroup Global Markets Inc.	9,239	82	55
Put-Invesco CurrencyShares Japanese Yen Trust	86	1/24/2022	Barclays	1,957	19	49
Put-Invesco Senior Loan ETF	22	7/19/2021	Citigroup Global Markets Inc.	935	22	4
Total Purchased Options					$151	$124

Written options outstanding as of June 30, 2021 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$35	8/19/2021	Citigroup Global Markets Inc.	$(142)	$(16)	$(8)
Call-Invesco Senior Loan ETF	22	7/19/2021	Citigroup Global Markets Inc.	(935)	(24)	(8)
Put-iShares 7-10 Year Treasury Bond ETF	112	9/20/2021	Citigroup Global Markets Inc.	(9,239)	(41)	(19)
Total Written Options					$(81)	$(35)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Swap Agreements outstanding as of June 30, 2021 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AXL CDS USD SR 5Y	Q	5.00%	June 20, 2025	ICE	$250	$(19)	$(2)	$(17)
CDX.NA.HY S35 5Y	Q	5.00%	December 20, 2025	ICE	5,873	(604)	(564)	(40)
KSS CDS USD SR 5Y	Q	1.00%	December 20, 2025	ICE	62	—	7	(7)
Total Swap Agreements — Buy Protection: Centrally Cleared or Exchange Traded						$(623)	$(559)	$(64)

Credit Default Swaps on Credit Indices — Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TSLA CDS USD SR 5Y	Q	1.00%	June 20, 2026	ICE	$275	$(9)	$7	$(16)
Total Swap Agreements — Sell Protection: Centrally Cleared or Exchange Traded						$(9)	$7	$(16)

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S35 5Y Tranche 15-25	Q	5.00%	December 20, 2025	Goldman Sachs	$2,784	$(231)	$(172)	$(59)
CMBX.NA.BBB—S9	M	3.00%	September 17, 2058	Goldman Sachs	1,030	79	246	(167)
JWN CDS USD SR 5Y	Q	1.00%	June 20, 2024	Goldman Sachs	210	1	12	(11)
Total Swap Agreements — Buy Protection: Over the Counter						$(151)	$86	$(237)
Total Swap Agreements						$(783)	$(466)	$(317)

(1)  If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)  The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

The average notional amounts of derivative contracts outstanding as of June 30, 2021 which are indicative of the volume of the derivative types were as follows:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Total
Forward Foreign Currency Contracts (Buy)	$—	$—	$899	$899
Forward Foreign Currency Contracts (Sell)	$—	$—	$30,519	$30,519
Purchased Options	$1,250	$41,921	$—	$43,171
Written Options	$—	$38,710	$—	$38,710
Credit Default Swaps	$8,621	$—	$—	$8,621

Abbreviations:

144A  Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO  Collateralized Loan Obligation

Currencies:

€  Euro Currency

£  British Pounds

$  U.S. Dollars

AUD  Australian Dollars

CAD  Canadian Dollars

DKK  Danish Krone

GBP  British Pound

NOK  Norwegian Krone

SEK  Swedish Krone

USD  U.S. Dollars

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities

June 30, 2021 (Unaudited)
(in thousands)

Assets:
Investments in unaffiliated issuers, at fair value (cost $1,647,881)	$1,687,711
Derivatives	674
Cash	37,683
Cash denominated in foreign currency, at value (cost $14,888)	14,835
Due from brokers	7,803
Receivable for common shares issued by the Fund	43,402
Receivable for securities sold	23,256
Interest and principal receivable	8,557
Other assets	3,194
Total assets	1,827,115
Liabilities:
Debt	303,621
Securities sold short (cost $1,998)	2,015
Derivatives	934
Payable for securities purchased	125,804
Interest and facility fees payable	415
Payable for expense support recoupment	120
Accrued expenses and other payables	19,446
Total liabilities	452,355
Commitments and contingencies (See Note 2)
Net assets	$1,374,760
Net assets consist of:
Paid-in capital	$1,350,536
Distributable earnings accumulated gain	24,224
Net assets	$1,374,760

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2021 (Unaudited)
(in thousands, except per share data)

Common shares:
Class A:
Net Assets	$60,948
Shares Outstanding ($.001 par value; unlimited shares authorized)	2,386
Net Asset Value Per Share	$25.54
Maximum Offering Price Per Share	$27.10
Class C:
Net Assets	$74,397
Shares Outstanding ($.001 par value; unlimited shares authorized)	2,921
Net Asset Value Per Share	$25.47
Class I:
Net Assets	$899,872
Shares Outstanding ($.001 par value; unlimited shares authorized)	34,989
Net Asset Value Per Share	$25.72
Class L:
Net Assets	$9,360
Shares Outstanding ($.001 par value; unlimited shares authorized)	366
Net Asset Value Per Share	$25.59
Maximum Offering Price Per Share	$26.73
Class U:
Net Assets	$268,014
Shares Outstanding ($.001 par value; unlimited shares authorized)	10,453
Net Asset Value Per Share	$25.64
Class U-2:
Net Assets	$22,707
Shares Outstanding ($.001 par value; unlimited shares authorized)	886
Net Asset Value Per Share	$25.62
Maximum Offering Price Per Share	$26.28
Class W:
Net Assets	$39,462
Shares Outstanding ($.001 par value; unlimited shares authorized)	1,532
Net Asset Value Per Share	$25.76
Maximum Offering Price Per Share	$26.56

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Statement of Operations

For the six months ended June 30, 2021 (Unaudited)
(in thousands)

Investment income:
Interest	$53,166
Dividend	842
Total investment income	54,008
Expenses:
Management fee (Note 3)	8,576
Incentive fee (Note 3)	1,308
Interest and credit facility fees (Note 6)	2,839
Shareholder service expense and distribution fees (Note 3)	1,393
Other expenses	3,790
Total operating expenses	17,906
Tax expenses	113
Expense support recoupment (Note 3)	529
Total expenses	18,548
Net investment income	35,460
Realized and unrealized gains (losses) on investments, foreign currency and derivative contracts
Net realized gains on investments	9,403
Net realized losses on securities sold short	(7)
Net realized losses on derivative contracts	(905)
Net realized gains on foreign currency	30
Net unrealized gains on investments	6,470
Net unrealized losses on securities sold short	(1)
Net unrealized gains on derivative contracts	687
Net translation of assets and liabilities denominated in foreign currencies	2,043
Net realized and unrealized gains on investments, foreign currency and derivative contracts	17,720
Net increase in net assets resulting from operations	$53,180

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase (decrease) in net assets from operations:
Net investment income	$35,460	$43,413
Net realized gains (losses) on investments and foreign currency	8,521	(26,916)
Net unrealized gains (losses) on investments and foreign currency	9,199	19,461
Net increase from operations	53,180	35,958
Distributions to shareholders from (Note 2):
Distributable earnings — Class A	(1,585)	(3,171)
Distributable earnings — Class C	(1,920)	(3,680)
Distributable earnings — Class I	(19,533)	(25,067)
Distributable earnings — Class L	(242)	(373)
Distributable earnings — Class U	(6,029)	(6,939)
Distributable earnings — Class U-2	(450)	(153	)(a)
Distributable earnings — Class W	(1,073)	(2,162)
Total distributions	(30,832)	(41,545)
Increase (decrease) in net assets from operations and distributions	22,348	(5,587)
Share transactions:
Class A:
Proceeds of shares issued	6,771	16,609
Value of distributions reinvested	481	1,067
Cost of shares redeemed	(6,159)	(17,200)
Net increase from share transactions	1,093	476
Class C:
Proceeds of shares issued	7,979	12,311
Value of distributions reinvested	956	1,876
Cost of shares redeemed	(3,757)	(9,732)
Net increase from share transactions	5,178	4,455
Class I:
Proceeds of shares issued	312,001	299,889
Value of distributions reinvested	6,887	10,193
Cost of shares redeemed	(37,355)	(56,812)
Net increase from share transactions	281,533	253,270
Class L:
Proceeds of shares issued	2,083	2,402
Value of distributions reinvested	179	250
Cost of shares redeemed	(427)	(1,444)
Net increase from share transactions	1,835	1,208
Class U:
Proceeds of shares issued	69,112	151,704
Value of distributions reinvested	5,000	5,937
Cost of shares redeemed	(9,421)	(4,230)
Net increase from share transactions	64,691	153,411

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Class U-2:
Proceeds of shares issued	10,138	11,418	(a)
Value of distributions reinvested	299	82	(a)
Cost of shares redeemed	(71)	—	(a)
Net increase from share transactions	10,366	11,500	(a)
Class W:
Proceeds of shares issued	—	—
Value of distributions reinvested	753	1,620
Cost of shares redeemed	(1,881)	(311)
Net increase from share transactions	(1,128)	1,309
Total increase in net assets	385,916	420,042
Net Assets, beginning of period	988,844	568,802
Net Assets, end of period	$1,374,760	$988,844

(a) Period from April 13, 2020, date operations commenced, through December 31, 2020.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Statement of Cash Flows

For the six months ended June 30, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)

Operating activities:
Net increase in net assets resulting from operations	$53,180
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(830,626)
Proceeds from the sale of investments	333,380
Proceeds from securities sold short	2,428
Purchases to cover securities sold short	(1,166)
Purchases of derivative contracts	(1,381)
Proceeds from derivative contracts	1,057
Amortization and accretion of discounts and premiums, net	(1,888)
Net realized gains on investments	(9,403)
Net realized losses on securities sold short	7
Net realized losses on derivative contracts	905
Net unrealized gains on investments	(6,470)
Net unrealized losses on securities sold short	1
Net unrealized gains on derivative contracts	(687)
Effect of exchange rate changes on line of credit	(960)
Amortization of debt issuance cost	468
Payment-in-kind interest	(1,725)
Collections of payment-in-kind interest	297
Changes in operating assets and liabilities:
Due from brokers	(5,173)
Receivable for securities sold	(8,676)
Interest and principal receivable	837
Other assets	131
Payable for securities purchased	70,311
Interest and facility fees payable	103
Payable for expense support	37
Accrued expenses and other payables	6,736
Net cash used in operating activities	(398,277)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Consolidated Statement of Cash Flows (continued)

For the six months ended June 30, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)

Financing activities:
Borrowings on line of credit	$439,272
Paydowns of line of credit	(323,000)
Deferred debt issuance costs	(1,850)
Proceeds of shares issued	398,596
Cost of shares redeemed	(59,071)
Distributions to shareholders	(29,377)
Value of distributions reinvested	14,555
Net cash provided by financing activities	439,125
Change in Cash	40,848
Cash, Beginning of Period	11,670
Cash, End of Period	$52,518
Supplemental disclosure of cash flow information:
Interest paid during the period	$1,879
Taxes paid during the period	$235

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Financial Highlights

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Period from January 26, 2017 to October 31, 2017
Class A
Per share data:
Net asset value, beginning of period	$25.13		$25.93	$25.44		$25.80	$25.25	$25.00
Income from investment operations:
Net investment income(a)	0.74		1.40	0.23		1.39	1.52	0.86
Net realized and unrealized gains (losses)	0.36		(0.80)	0.49		(0.36)	0.42	0.44
Total income from investment operations	1.10		0.60	0.72		1.03	1.94	1.30
Less distributions declared to shareholders:
From net investment income	(0.69)		(1.40)	(0.23)		(1.39)	(1.39)	(0.86)
From net realized gains on investments	—		—	—		—	—	(0.12)
From net unrealized gains on investments and foreign currency	—		—	—		—	—	(0.07)
Total distributions	(0.69)		(1.40)	(0.23)		(1.39)	(1.39)	(1.05)
Net asset value, end of period	$25.54		$25.13	$25.93		$25.44	$25.80	$25.25
Total return, excluding expense support(b)	4.83%		3.61%	2.86	%(c)	4.37%	(2.44)%	(37.12	)%(c)
Total return, including expense support(d)	4.44%		2.77%	2.86	%(c)	4.10%	7.91%	5.32	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$60,948		$58,881	$60,203		$54,386	$37,915	$12,865
Including interest expense:
Expenses, excluding expense support(e)(h)	2.97%		3.44%	4.01	%(f)	4.03%	5.98%	58.85	%(f)
Expenses, including expense support(e)(g)(h)	3.76%		4.28%	4.01	%(f)	4.30%	0.34%	0.00	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	2.47%		2.90%	3.33	%(f)	3.38%	5.97%	58.85	%(f)
Expenses, including expense support(g)(h)	3.26%		3.73%	3.33	%(f)	3.65%	0.33%	0.00	%(f)
Net investment income(e)	5.89%		5.86%	5.27	%(f)	5.56%	5.91%	4.48	%(f)
Portfolio turnover rate	21.60	%(c)	59.77%	5.42	%(c)	63.58%	28.36%	164.09	%(c)

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2021, the ratio of operating expenses to average net assets consisted of 1.52% of base management fees, 0.50% of the cost of borrowing, 0.79% of net expense support and 0.95% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.54% of the cost of borrowing, 0.84% of net expense support and 1.35% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.68% of the cost of borrowing, 0.00% of net expense support and 1.77% of other operating expenses. For the year ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.47% of base management fees, 0.65% of the cost of borrowing, 0.27% of net expense support and 1.91% of other operating expenses. For the year ended October 31, 2018, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.00% of the cost of borrowing, (5.91)% of net expense support and 4.76% of other operating expenses. For the period ended October 31, 2017, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.00% of the cost of borrowing, (56.68)% of net expense support and 55.19% of other operating expenses.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Period from July 12, 2017 (commencement of operations) to October 31, 2017
Class C
Per share data:
Net asset value, beginning of period	$25.05		$25.90	$25.44		$25.80	$25.25	$24.95
Income from investment operations:
Net investment income(a)	0.74		1.35	0.19		1.39	1.52	0.39
Net realized and unrealized gains (losses)	0.37		(0.80)	0.50		(0.36)	0.42	0.33
Total income from investment operations	1.11		0.55	0.69		1.03	1.94	0.72
Less distributions declared to shareholders:
From net investment income	(0.69)		(1.40)	(0.23)		(1.39)	(1.39)	(0.39)
From net realized gains on investments	—		—	—		—	—	(0.02)
From net unrealized gains on investments and foreign currency	—		—	—		—	—	(0.01)
Total distributions	(0.69)		(1.40)	(0.23)		(1.39)	(1.39)	(0.42)
Net asset value, end of period	$25.47		$25.05	$25.90		$25.44	$25.80	$25.25
Total return, excluding expense support(b)	4.51%		2.81%	2.74	%(c)	3.70%	(3.19)%	(3.56	)%(c)
Total return, including expense support(d)	4.49%		2.57%	2.74	%(c)	4.10%	7.91%	2.95	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$74,397		$68,039	$65,779		$59,912	$29,868	$3,898
Including interest expense:
Expenses, excluding expense support(e)	3.72%		4.18%	4.76	%(f)	4.82%	6.73%	25.59	%(f)
Expenses, including expense support(e)(g)	3.75%		4.41%	4.76	%(f)	4.42%	0.34%	0.00	%(f)
Excluding interest expense:
Expenses, excluding expense support	3.22%		3.64%	4.07	%(f)	4.15%	6.72%	22.59	%(f)
Expenses, including expense support(g)	3.25%		3.88%	4.07	%(f)	3.75%	0.33%	0.00	%(f)
Net investment income(e)	5.92%		5.66%	4.52	%(f)	5.48%	5.91%	5.17	%(f)
Portfolio turnover rate	21.60	%(c)	59.77%	5.42	%(c)	63.58%	28.36%	164.09	%(c)

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2021, the ratio of operating expenses to average net assets consisted of 1.53% of base management fees, 0.50% of the cost of borrowing, 0.03% of net expense support and 1.69% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.52% of the cost of borrowing, 0.24% of net expense support and 2.09% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.68% of the cost of borrowing, 0.00% of net expense support and 2.52% of other operating expenses. For the year ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.47% of base management fees, 0.67% of the cost of borrowing, (0.40)% of net expense support and 2.67% of other operating expenses. For the year ended October 31, 2018, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.00% of the cost of borrowing, (6.20)% of net expense support and 5.05% of other operating expenses. For the period ended October 31, 2017, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.00% of the cost of borrowing, (33.93)% of net expense support and 32.44% of other operating expenses.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Period from July 12, 2017 (commencement of operations) to October 31, 2017
Class I
Per share data:
Net asset value, beginning of period	$25.22		$25.93	$25.44		$25.80	$25.25	$24.95
Income from investment operations:
Net investment income(a)	0.81		1.49	0.23		1.39	1.52	0.40
Net realized and unrealized gains (losses)	0.38		(0.80)	0.49		(0.36)	0.42	0.32
Total income from investment operations	1.19		0.69	0.72		1.03	1.94	0.72
Less distributions declared to shareholders:
From net investment income	(0.69)		(1.40)	(0.23)		(1.39)	(1.39)	(0.40)
From net realized gains on investments	—		—	—		—	—	(0.01)
From net unrealized gains on investments and foreign currency	—		—	—		—	—	(0.01)
Total distributions	(0.69)		(1.40)	(0.23)		(1.39)	(1.39)	(0.42)
Net asset value, end of period	$25.72		$25.22	$25.93		$25.44	$25.80	$25.25
Total return, excluding expense support(b)	4.82%		3.55%	2.88	%(c)	4.78%	(2.19)%	(2.49	)%(c)
Total return, including expense support(d)	4.78%		3.12%	2.86	%(c)	4.10%	7.91%	2.95	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$899,872		$603,536	$354,144		$298,481	$111,705	$6,048
Including interest expense:
Expenses, excluding expense support(e)(h)	3.10%		3.50%	3.74	%(f)	3.87%	5.73%	18.62	%(f)
Expenses, including expense support(e)(g)(h)	3.18%		3.93%	3.87	%(f)	4.55%	0.34%	0.00	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	2.59%		2.97%	3.06	%(f)	3.17%	5.71%	18.62	%(f)
Expenses, including expense support(g)(h)	2.67%		3.39%	3.19	%(f)	3.85%	0.32%	0.00	%(f)
Net investment income(e)	6.45%		6.24%	5.44	%(f)	5.38%	5.91%	5.19	%(f)
Portfolio turnover rate	21.60	%(c)	59.77%	5.42	%(c)	63.58%	28.36%	164.09	%(c)

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2021, the ratio of operating expenses to average net assets consisted of 1.53% of base management fees, 0.36% of incentive fees, 0.51% of the cost of borrowing, 0.08% of net expense support and 0.70% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.59% of base management fees, 0.25% of incentive fee, 0.53% of the cost of borrowing, 0.43% of net expense support and 1.14% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.68% of the cost of borrowing, 0.13% of net expense support and 1.51% of other operating expenses. For the year ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.48% of base management fees, 0.71% of the cost of borrowing, 0.68% of net expense support and 1.68% of other operating expenses. For the year ended October 31, 2018, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.00% of the cost of borrowing, (4.79)% of net expense support and 3.64% of other operating expenses. For the period ended October 31, 2017, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.00% of the cost of borrowing, (29.81)% of net expense support and 28.33% of other operating expenses.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Period from November 2, 2017 (commencement of operations) to October 31, 2018
Class L
Per share data:
Net asset value, beginning of period	$25.14		$25.92	$25.44		$25.80	$25.23
Income from investment operations:
Net investment income(a)	0.77		1.44	0.19		1.39	1.52
Net realized and unrealized gains (losses)	0.37		(0.82)	0.52		(0.36)	0.43
Total income from investment operations	1.14		0.62	0.71		1.03	1.95
Less distributions declared to shareholders:
From net investment income	(0.69)		(1.40)	(0.23)		(1.39)	(1.38)
Total distributions	(0.69)		(1.40)	(0.23)		(1.39)	(1.38)
Net asset value, end of period	$25.59		$25.14	$25.92		$25.44	$25.80
Total return, excluding expense support(b)	4.71%		3.27%	2.82	%(c)	4.32%	(2.69	)%(c)
Total return, including expense support(d)	4.60%		2.85%	2.82	%(c)	4.10%	7.96	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$9,360		$7,364	$6,325		$5,536	$1,933
Including interest expense:
Expenses, excluding expense support(e)(h)	3.25%		3.82%	4.24	%(f)	4.38%	6.23	%(f)
Expenses, including expense support(e)(g)(h)	3.47%		4.24%	4.24	%(f)	4.60%	0.34	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	2.74%		3.27%	3.56	%(f)	3.67%	6.21	%(f)
Expenses, including expense support(g)(h)	2.96%		3.69%	3.56	%(f)	3.89%	0.32	%(f)
Net investment income(e)	6.18%		6.04%	4.47	%(f)	5.35%	5.19	%(f)
Portfolio turnover rate	21.60	%(c)	59.77%	5.42	%(c)	63.58%	28.36	%(c)

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2021, the ratio of operating expenses to average net assets consisted of 1.53% of base management fees, 0.03% of incentive fees, 0.50% of the cost of borrowing, 0.22% of net expense support and 1.19% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.58% of base management fees, 0.02% of incentive fees, 0.55% of the cost of borrowing, 0.42% of net expense support and 1.68% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.68% of the cost of borrowing, 0.00% of net expense support and 2.01% of other operating expenses. For the year ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.72% of the cost of borrowing, 0.21% of net expense support and 2.18% of other operating expenses. For the period ended October 31, 2018, the ratio of operating expenses to average net assets consisted of 1.48% of base management fees, 0.00% of the cost of borrowing, (4.71)% of net expense support and 3.57% of other operating expenses.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Period from July 26, 2019 (commencement of operations) to October 31, 2019
Class U
Per share data:
Net asset value, beginning of period	$25.18		$25.92	$25.44		$25.86
Income from investment operations:
Net investment income(a)	0.77		1.42	0.20		0.40
Net realized and unrealized gains (losses)	0.38		(0.76)	0.51		(0.45)
Total income from investment operations	1.15		0.66	0.71		(0.05)
Less distributions declared to shareholders:
From net investment income	(0.69)		(1.40)	(0.23)		(0.37)
Total distributions	(0.69)		(1.40)	(0.23)		(0.37)
Net asset value, end of period	$25.64		$25.18	$25.92		$25.44
Total return, excluding expense support(b)(c)	4.63%		3.01%	2.74%		1.60%
Total return, including expense support(c)(d)	4.63%		2.99%	2.82%		(0.14)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$268,014		$199,175	$42,902		$10,434
Including interest expense:
Expenses, excluding expense support(e)(f)(h)	3.47%		4.00%	4.31%		4.85%
Expenses, including expense support(e)(f)(g)(h)	3.47%		4.02%	3.83%		6.59%
Excluding interest expense:
Expenses, excluding expense support(f)(h)	2.96%		3.51%	3.66%		3.88%
Expenses, including expense support(f)(g)(h)	2.96%		3.54%	4.48%		5.62%
Net investment income(e)(f)	6.18%		5.98%	5.39%		12.08%
Portfolio turnover rate	21.60	%(c)	59.77%	5.42	%(c)	63.58	%(c)

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2021, the ratio of operating expenses to average net assets consisted of 1.53% of base management fees, 0.51% of the cost of borrowing and 1.43% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.60% of base management fees, 0.48% of the cost of borrowing, 0.02% of net expense support and 1.92% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.65% of the cost of borrowing, (0.47)% of net expense support and 2.10% of other operating expenses. For the period ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.61% of base management fees, 0.89% of the cost of borrowing, 1.74% of net expense support and 2.35% of other operating expenses.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period from April 13, 2020 to December 31, 2020
Class U-2
Per share data:
Net asset value, beginning of period	$25.17	$21.79
Income from investment operations:
Net investment income(a)	0.76	0.76
Net realized and unrealized gains	0.38	3.62
Total income from investment operations	1.14	4.38
Less distributions declared to shareholders:
From net investment income	(0.69)	(1.00)
Total distributions	(0.69)	(1.00)
Net asset value, end of period	$25.62	$25.17
Total return, excluding expense support(b)(c)	4.59%	19.71%
Total return, including expense support(d)(c)	4.59%	19.71%
Ratios to average net assets/supplemental data:
Net assets, end of period	$22,707	$12,018
Including interest expense:
Expenses, excluding expense support(e)(f)(h)	3.50%	4.10%
Expenses, including expense support(e)(f)(g)(h)	3.50%	4.10%
Excluding interest expense:
Expenses, excluding expense support(f)(h)	2.99%	3.69%
Expenses, including expense support(f)(g)(h)	2.99%	3.69%
Net investment income(e)(f)	6.10%	4.48%
Portfolio turnover rate(c)	21.60%	59.77%

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2021, the ratio of operating expenses to average net assets consisted of 1.54% of base management fees, 0.51% of the cost of borrowing and 1.45% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.54% of base management fees, 0.39% of the cost of borrowing, 0.00% of net expense support and 2.17% of other operating expenses.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Period from December 21, 2018 (commencement of operations) to October 31, 2019
Class W
Per share data:
Net asset value, beginning of period	$25.27		$25.92	$25.44		$25.03
Income from investment operations:
Net investment income(a)	0.81		1.50	0.25		1.23
Net realized and unrealized gains (losses)	0.37		(0.75)	0.46		0.38
Total income from investment operations	1.18		0.75	0.71		1.61
Less distributions declared to shareholders:
From net investment income	(0.69)		(1.40)	(0.23)		(1.20)
Total distributions	(0.69)		(1.40)	(0.23)		(1.20)
Net asset value, end of period	$25.76		$25.27	$25.92		$25.44
Total return, excluding expense support(b)(c)	4.73%		3.35%	2.82%		7.00%
Total return, including expense support(c)(d)	4.73%		3.35%	2.82%		6.25%
Ratios to average net assets/supplemental data:
Net assets, end of period	$39,462		$39,831	$39,449		$38,423
Including interest expense:
Expenses, excluding expense support(e)(f)(g)	3.26%		3.65%	4.28%		4.73%
Expenses, including expense support(e)(f)(g)(h)	3.26%		3.65%	4.28%		5.47%
Excluding interest expense:
Expenses, excluding expense support(f)(h)	2.75%		3.14%	3.59%		3.65%
Expenses, including expense support(f)(g)(h)	2.75%		3.14%	3.59%		4.39%
Net investment income(e)(f)	6.43%		6.23%	4.97%		5.14%
Portfolio turnover rate	21.60	%(c)	59.77%	5.42	%(c)	63.58	%(c)

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2021, the ratio of operating expenses to average net assets consisted of 1.52% of base management fees, 0.06% of incentive fees, 0.50% of the cost of borrowing and 1.18% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.54% of base management fees, 0.03% of incentive fees, 0.50% of the cost of borrowing, 0.00% of net expense support and 1.58% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.68% of the cost of borrowing, 0.00% of net expense support and 2.03% of other operating expenses. For the period ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.57% of base management fees, 0.91% of the cost of borrowing, 0.74% of net expense support and 2.24% of other operating expenses.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

Information about the Fund's senior securities as of June 30, 2021, December 31, 2020, December 31, 2019 and October 31, 2019 is shown in the following table.

	Total Amount Outstanding Exclusive of Treasury Securities(a)	Asset Coverage Per Unit(b)	Involuntary Liquidating Preference Per Unit(c)	Average Market Value Per Unit(d)
Class and Period Ended*
Revolving Credit Facility (Wells Fargo Bank, N.A.)
June 30, 2021	$92,768	$5,436	—	N/A
December 31, 2020	77,025	6,233	—	N/A
December 31, 2019	19,054	5,383	—	N/A
October 31, 2019	19,397	3,847	—	N/A
Revolving Credit Facility (State Street Bank and Trust Company)
June 30, 2021	$210,853	$5,436	—	N/A
December 31, 2020	111,283	6,233	—	N/A
December 31, 2019	110,387	5,383	—	N/A
October 31, 2019	144,357	3,847	—	N/A

*  There were no senior securities outstanding as of October 31, 2018 and October 31, 2017.

(a)  Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(b)  The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the "Asset Coverage Per Unit''.

(c)  The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The "—" in this column indicates that the Securities and Exchange Commission expressly does not require this information to be disclosed for certain types of senior securities.

(d)  Not applicable to senior securities outstanding as of period end.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(1) Organization

CION Ares Diversified Credit Fund (the "Fund") is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the "Investment Company Act"). The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund's investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the "Adviser") pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940 (the "Advisers Act") on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation ("Ares Management"), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC ("CION") and is controlled by Ares Management. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC ("Ares Operations"), a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

Fiscal Year End Change

On September 25, 2019, the Board of trustees (the "Board") approved a change to the fiscal year end of the Fund from October 31 to December 31. Accordingly, the Fund's financial statements and related notes include information as of and for the year ended December 31, 2020, the two month period ended December 31, 2019 and the year ended October 31, 2019.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles ("GAAP"), and include the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting

Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, that, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Fund looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Board in accordance with the Fund's valuation policy (the "Valuation Policy"). The Valuation Policy is reviewed and approved at least annually by the Board. The Adviser has been authorized by the Board to utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the Valuation Policy and a consistently applied valuation process.

As part of the valuation process for investments that do not have readily available market prices, the Adviser may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. All investments in securities are recorded at their fair value. See Note 4 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind ("PIK") interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund's judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Collateralized loan obligation ("CLO") equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

Dividend income on preferred equity securities is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity securities contain PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity security. PIK dividends added to the principal balance are generally collected upon redemption of the equity security.

Foreign Currency Transactions and Forward Currency Contracts

The Fund's books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

within the net realized and unrealized gain (loss) on investments in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward currency contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in "net realized and unrealized gains (losses) on investments, from forward currency and derivative contracts" in the consolidated statement of operations.

Debt Issuance Costs

Debt issuance costs are amortized over the life of the related debt instrument using the straight line method.

Income Taxes

The Fund has elected to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and operates in a manner so as to qualify for the tax treatment applicable to RICs. To qualify as a RIC, the Fund must (among other requirements) meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders all or substantially all of its investment company taxable income, as defined by the Code, for each year. The Fund has made and intends to continue to make the requisite distributions to its shareholders, which will generally relieve the Fund from U.S. federal corporate-level income taxes.

Depending on the level of taxable income earned in a tax year, the Fund may choose to carry forward taxable income in excess of current year dividend distributions from such current year taxable income into the next tax year and pay a 4% excise tax on such income, as required. To the extent that the Fund determines that its estimated current year taxable income will be in excess of estimated dividend distributions for the current year from such income, the Fund accrues excise tax, if any, on estimated excess taxable income as such taxable income is earned.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the Consolidated Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Distributions to Shareholders

The Fund records distributions from net investment income daily. These distributions may be reinvested or paid monthly to shareholders. The Fund intends to pay common shareholders at least annually all or substantially all of its taxable income. The Fund intends to pay any capital gains distributions at least annually.

The Fund may make distributions, without limitation, from offering proceeds or borrowings, which may constitute a return of capital, as well as net investment income from operations, capital and non-capital gains from the sale of assets, and dividends or distributions from equity investments. Furthermore, a portion of the Fund's distributions may be derived from expense support payments made by the Adviser, which are subject to repayment by the Fund within three years pursuant to the Expense Support and Conditional Reimbursement Agreement (the "Expense Support Agreement"). The purpose of such expense support payments is to ensure that the Fund bears an appropriate level of expenses. As such, the Fund's distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or the Adviser continues to make such expense support payments. Any future repayments of expenses by the Fund will reduce cash otherwise potentially available for distributions. There can be no assurance that sufficient performance will be achieved in order to sustain the current level of the Fund's distributions. After the expiration of the current term of the Expense Support Agreement on July 31, 2022, the Adviser has no obligation to make expense support payments in future periods. If the Adviser did not make any expense support payments during such period, all or a portion of the Fund's distributions would have been a return of capital which would reduce the available capital for investment. The sources of the Fund's distributions may vary periodically. Please refer to the Financial Highlights table for the sources of distributions.

Shareholders' Allocations

The Fund currently offers Class A, Class C, Class I, Class L, Class U, Class U-2 and Class W share classes (See Note 5). Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates and such differences may be material.

Recent Accounting Pronouncement

In October 2020, the Financial Accounting Standard Board ("FASB") issued Accounting Standards Update No. 2020-08 ("ASU 2020-08"), "Receivables — Nonrefundable Fees and Other Costs (Codification Improvements Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities." ASU 2020-08 is an update of ASU 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Fund has adopted ASU 2020-08.

In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2020-04, "Reference Rate Reform (Topic 848)," which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts, hedging relationships, and other transactions that reference London Interbank Offered Rate ("LIBOR") or another reference rate expected to be discontinued because of reference rate reform. In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848), which expanded the scope of Topic 848 to include derivative instruments impacted by discounting transition. ASU 2020-04 and ASU 2021-01 are effective for all entities as of March 12, 2020 through December 31, 2022. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The Fund is currently evaluating the impact of adopting ASU 2020-04 and 2021-01 on the Fund's consolidated financial statements.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(3) Investment Advisory and Other Agreements

The Adviser is registered as an investment adviser under the Advisers Act. The Adviser is an affiliate of Ares Management and leverages Ares Management's entire investment platform and benefits from the significant capital markets, trading and research expertise of all of Ares Management's investment professionals.

Pursuant to the investment advisory agreement, dated December 6, 2016 (the "Investment Advisory Agreement") (most recently amended and restated as of May 22, 2020), by and between the Fund and the Adviser, the Adviser provides certain investment advisory and administrative services to the Fund and in consideration of the advisory services provided, the Adviser is entitled to a fee consisting of two components — a base management fee (the "Management Fee") and an incentive fee (the "Incentive Fee"). Pursuant to the investment sub-advisory agreement, dated as of December 6, 2016 (the "Investment Sub-Advisory Agreement"), by and between the Adviser and the Fund, the Adviser pays Ares Capital Management II LLC (the "Sub-Adviser") 40% of the Management Fee and Incentive Fee actually received and retained and not otherwise used to support expenses.

Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay the Adviser the Management Fee at an annual rate of 1.25% of the average daily value of the Fund's total assets (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund's liabilities other than liabilities relating to indebtedness. During the six months ended June 30, 2021, the Fund incurred $8,576 of Management Fees.

The Incentive Fee is calculated and payable quarterly in arrears based upon each share class's "pre-incentive fee net investment income" for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on each share class's "average daily net asset value," equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. For this purpose, "pre-incentive fee net investment income" means interest income, dividend income and any other income accrued during the calendar quarter, minus each share class's operating expenses for the quarter and taking into account the Expense Support Agreement. For such purposes, each share class's operating expenses will include the Management Fee, expenses reimbursed to the Adviser under the administration agreement, dated as of December 6, 2016 (the "Adviser Administration Agreement"), by and between the Fund and the Adviser, and any interest expense and distributions paid on any issued and outstanding preferred shares, but will exclude the Incentive Fee.

The "catch-up" provision is intended to provide the Adviser with an Incentive Fee of 15% on each share class's pre-incentive fee net investment income when the share class's pre-incentive fee net investment income reaches 1.765% of average daily net asset value in any calendar quarter. During the six months ended June 30, 2021, Class I, Class L and Class W incurred a total of $1,308 of Incentive Fees.

Prior to May 22, 2020, the Incentive Fee was calculated and payable quarterly in arrears based upon the Fund's (rather than each class's) "pre-incentive fee net investment income" for the immediately preceding quarter, and was subject to a hurdle rate, expressed as a rate of return on the Fund's "adjusted capital," equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. "Adjusted Capital" previously was defined as the cumulative gross proceeds received by the Fund from the sale of the Fund's shares (including pursuant to the Fund's DRIP (as defined below), reduced by amounts paid in connection with purchases of the Fund's shares pursuant to the Fund's share repurchase program and further reduced by distribution representing a return of capital. In calculating any Incentive Fee, "pre-incentive fee net investment income" means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund's operating expenses for the quarter.

The Adviser is obligated to pay expenses associated with providing the investment services stated in the Investment Advisory Agreement and Investment Sub-Advisory Agreement, including expenses associated with office space for their officers and employees, investment and economic research, trading and investment management of the Fund.

Under the Expense Support Agreement, the Adviser may at its discretion, through the period ending July 31, 2022, reimburse the Fund's operating expenses to the extent that aggregate distributions made to each class' shareholders during the applicable quarter exceed Available Operating Funds (as defined below). Additionally, during the term of the Expense Support Agreement, the Adviser may reimburse the Fund's operating expenses to the extent that it otherwise deems appropriate such that the Fund bears an appropriate level of expenses (each such payment, an "Expense Payment"). "Available Operating Funds" means the sum attributable to the applicable class of (i) the Fund's net investment Fund taxable income (including net short-term capital gains reduced by net long term capital losses); (ii) the Fund's net capital gains (including the excess of net long-term capital gains over net short-term capital losses); and (iii) dividends and other distributions paid to or otherwise earned by the Fund on

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

account of investments in portfolio companies (to the extend such amounts listed in clause (iii) are not included under clauses (i) and (ii) above).

In consideration of the Adviser's agreement to reimburse the Fund's operating expenses, the Fund has agreed to repay the Adviser in the amount of any Fund expenses reimbursed subject to the limitation that a reimbursement (an "Adviser Reimbursement") will be made only if and to the extent that (i) it is payable not more than three years from the last business day of the calendar quarter in which the applicable Expense Payment was made by the Adviser; (ii) the Adviser Reimbursement does not cause other fund operating expenses attributable to the applicable class (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the percentage of the Fund's average net assets attributable to common shares represented by other fund operating expenses allocable to the applicable class (as defined below) (on an annualized basis) during the quarter in which the applicable Expense Payment from the Adviser was made; and (iii) the distributions per share declared by the Fund for the applicable class at the time of the applicable Expense Payment are less than the effective rate of distributions per share for the applicable class at the time the Adviser Reimbursement would be paid. Other fund operating expenses is defined as, the Fund's total Operating Expenses (as defined below), excluding the Management Fees, the Incentive Fees, offering expenses, financing fees and costs, interest expense and extraordinary expenses. "Operating Expenses" means all operating costs and expenses incurred by the Fund, as determined in accordance with GAAP for investment companies. The Expense Support Agreement was renewed for another year in May 2021 and is set to expire on July 31, 2022, unless renewed by the mutual agreement of the Adviser and the Board. The Expense Support Agreement may be terminated only by the Board on notice to the Adviser. For the six months ended June 30, 2021, the Adviser did not provide any expense support and the Fund incurred $529 in Adviser Reimbursement.

The table below presents a summary of all expenses supported by the Adviser for each of the following three month periods in which the Fund received expense support from the Adviser and associated dates through which such expenses are eligible for reimbursement from the Fund.

Fund Level Expense Support

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
January 31, 2017	335	335	—	—	68.82	—	January 31, 2020
April 30, 2017	820	820	—	—	54.97	1.39	April 30, 2020
July 31, 2017	738	738	—	—	37.93	1.39	July 31, 2020
Total	1,893	1,893	—	—

Class A

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	193	193	—	—	9.01	1.39	July 31, 2020
October 31, 2017	592	291	301	—	7.68	1.39	October 31, 2020
January 31, 2018	412	229	183	—	5.42	1.39	January 31, 2021
April 30, 2018	307	—	307	—	4.43	1.39	April 30, 2021
July 31, 2018	282	—	—	282	3.86	1.39	July 31, 2021
October 31, 2018	351	—	—	351	3.15	1.39	October 31, 2021
January 31, 2019	113	—	—	113	1.21	1.39	January 31, 2022
April 30, 2019	10	—	—	10	1.29	1.39	April 30, 2022
Total	2,260	713	791	756

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Class C

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	99	99	—	—	5.32	1.39	October 31, 2020
January 31, 2018	174	66	108	—	6.07	1.39	January 31, 2021
April 30, 2018	206	—	206	—	4.94	1.39	April 30, 2021
July 31, 2018	264	—	—	264	4.33	1.39	July 31, 2021
October 31, 2018	313	—	—	313	3.66	1.39	October 31, 2021
January 31, 2019	163	—	—	163	1.96	1.39	January 31, 2022
April 30, 2019	84	—	—	84	2.03	1.39	April 30, 2022
Total	1,303	165	314	824

Class I

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	172	172	—	—	4.81	1.39	October 31, 2020
January 31, 2018	246	246	—	—	5.03	1.39	January 31, 2021
April 30, 2018	369	369	—	—	3.84	1.39	April 30, 2021
July 31, 2018	521	521	—	—	3.19	1.39	July 31, 2021
October 31, 2018	779	779	—	—	2.45	1.39	October 31, 2021
January 31, 2019	281	281	—	—	0.96	1.39	January 31, 2022
April 30, 2019	—	—	—	—	—	1.39	April 30, 2022
Total	2,368	2,368	—	—

Class L

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	—	—	—	—	—	—	October 31, 2020
January 31, 2018	—	—	—	—	5.49	1.39	January 31, 2021
April 30, 2018	4	4	—	—	3.54	1.39	April 30, 2021
July 31, 2018	9	9	—	—	3.23	1.39	July 31, 2021
October 31, 2018	16	16	—	—	2.62	1.39	October 31, 2021
January 31, 2019	7	7	—	—	1.46	1.39	January 31, 2022
April 30, 2019	2	2	—	—	1.54	1.39	April 30, 2022
Total	38	38	—	—

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Class U

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
December 31, 2019	27	27	—	—	1.72	1.39	December 31, 2022
Total	27	27	—	—

(a) Other Fund Operating Expenses is defined as, the Fund's total Operating Expenses (as defined below), excluding the management fees and Incentive fees, offering expenses, financing fees and costs, interest expense and extraordinary expenses. "Operating Expenses" means all operating costs and expenses incurred by the Fund, as determined in accordance with generally accepted accounting principles for investment companies.

(b) The Annualized Distribution Rate per Share equals the projected annualized distribution amount which is calculated based on the average regular cash distributions per share that were declared during record dates in the applicable Expense Support Payment Quarter.

Pursuant to the Adviser Administration Agreement, the Adviser furnishes the Fund with office equipment and clerical, bookkeeping and record keeping services at the Adviser's office facilities. Under the Adviser Administration Agreement, the Fund is obligated to reimburse the Adviser, at cost, based upon the Fund's allocable portion of the Adviser's overhead and other expenses (including travel expenses) incurred by the Adviser in performing its obligations under the Adviser Administration Agreement, including the Fund's allocable portion of the compensation, rent and other expenses of certain of its officers (including but not limited to the chief compliance officer, chief financial officer, chief accounting officer, general counsel, treasurer and assistant treasurer) and their respective staffs. The Adviser Administration Agreement may be terminated by either party without penalty upon 60 days' written notice to the other party. The total of such expenses incurred for the six months ended June 30, 2021 was $969.

Pursuant to an administration agreement between ALPS Fund Services, Inc. ("ALPS") and the Fund, ALPS performs, or administers the performance of, certain of the Fund's required administrative services, which include, among other things, providing assistance in accounting, legal, compliance, and operations, preparing the financial records that the Fund is required to maintain and preparing reports to the Fund's shareholders and reports filed with the SEC. In addition, ALPS coordinates the preparation and filing of the Fund's tax returns and generally coordinates the payment of the Fund's expenses and the performance of administrative and professional services rendered to the Fund by others. The Fund pays ALPS for these services. The total of such expenses incurred by the Fund for the six months ended June 30, 2021 was $557.

Pursuant to a transfer agent agreement between DST Systems, Inc. ("DST") and the Fund, DST performs transfer agency services for the Fund. DST maintains the shareholder accounting records for the Fund. The Fund pays DST for these services. The total of such expenses incurred for the six months ended June 30, 2021 was $253.

Shareholder Service Expenses

The Fund has adopted a "Shareholder Services Plan" with respect to its Class A, Class C, Class L and Class U-2 Shares under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to Class A, Class C, Class L and Class U-2 Shares, may incur expenses on an annual basis equal to 0.25% of its average net assets attributable to Class A, Class C, Class L and Class U-2 Shares, respectively.

Distribution Plan

The Fund, with respect to its Class C, Class L, Class U, Class W and Class U-2 Shares, is authorized under a "Distribution Plan" to pay to ALPS Distributor, Inc. (the "Distributor") a distribution fee for certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of Class C, Class L, Class U, Class W and Class U-2 shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the Investment Company

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the Investment Company Act which permits it to offer multiple classes of shares. Under the Distribution Plan, the Fund pays the Distributor a distribution fee at an annual rate of 0.75% of average daily net assets attributable to Class C Shares, 0.25% of the average daily net assets attributable to Class L Shares, 0.50% of the average daily net assets attributable to Class W Shares and Class U-2 Shares, and 0.75% of the average daily net assets attributable to Class U Shares. Some or all of such distribution fees may be paid by the Distributor to certain financial intermediaries.

The Fund may be limited in its ability to declare any cash distribution on its capital stock or purchase its capital stock unless, at the time of such declaration or purchase, the Fund has an asset coverage (on its indebtedness) of at least 300% after deducting the amount of such distribution or purchase price, as applicable. For non-public indebtedness issued by the Fund or its subsidiaries (for example, the State Street Credit Facility and the Wells Credit Facility, both as defined below), the Fund may be able to continue to pay distributions on its capital stock or purchase its capital stock even if the asset coverage ratio on its indebtedness falls below 300%.

(4) Fair Value of Financial Instruments

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•  Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Fund continues to employ a Valuation Policy that is approved by the Board that is consistent with the provisions of ASC 820-10 (See Note 2 for more information). Consistent with the Fund's Valuation Policy, it evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund's Valuation Policy considers the fact that because there may not be a readily available market value for the investments in the Fund's portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

two different valuation techniques. The first valuation technique is an analysis of the enterprise value ("EV") of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Fund may also employ other valuation multiples to determine EV, such as revenues. The Fund may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

The following is a summary of the inputs used as of June 30, 2021, in valuing the Fund's investments carried at fair value:

	Level 1 — Quoted Prices ($)	Level 2 — Other Significant Observable Inputs ($)	Level 3 — Significant Unobservable Inputs ($)	Total ($)
Senior Loans	—	433,249	882,786	1,316,035
Subordinated Loans	—	—	17,765	17,765
Corporate Bonds	—	92,124	1,343	93,467
Collateralized Loan Obligations	—	—	168,823	168,823
Common Stocks	1,147	—	8,004	9,151

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

	Level 1 — Quoted Prices ($)	Level 2 — Other Significant Observable Inputs ($)	Level 3 — Significant Unobservable Inputs ($)	Total ($)
Preferred Stocks	—	—	60,362	60,362
Private Asset-Backed Debt	—	—	16,292	16,292
Real Estate Debt	—	—	5,247	5,247
Warrants	—	—	569	569
Total Investments	1,147	525,373	1,161,191	1,687,711
Derivative assets:
Forward Currency Contracts	—	470	—	470
	Level 1 — Quoted Prices ($)	Level 2 — Other Significant Observable Inputs ($)	Level 3 — Significant Unobservable Inputs ($)	Total ($)
Purchased Equity Options	124	—	—	124
Credit Default Swaps	—	80	—	80
Derivative liabilities:
Corporate Bonds Sold Short	—	(2,015)	—	(2,015)
Forward Currency Contracts	—	(36)	—	(36)
Written Equity Options	(35)	—	—	(35)
Credit Default Swaps	—	(863)	—	(863)

The following is a reconciliation of the Fund's investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended June 30, 2021:

	Senior Loans ($)	Subordinated Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations ($)	Common Stocks ($)	Preferred Stocks ($)	Private Asset Backed Debt ($)	Real Estate Debt ($)	Warrants ($)	Total ($)
Balance as of December 31, 2020	600,554	10,693	2,811	168,707	2,624	926	9,067	5,999	558	801,939
Purchases	380,668	7,152	1,596	23,270	3,945	58,673	15,688	368	602	491,962
Sales and principal redemptions	(97,087)	(205)	(321)	(23,478)	(62)	(294)	(10,193)	(1,220)	(966)	(133,826)
Net realized and unrealized gains (losses)	8,244	110	190	293	1,497	1,057	(167)	89	375	11,688
Accrued discounts (premiums)	1,117	15	20	31	—	—	8	11	—	1,202
Transfers in to Level 3(a)	2,820	—	—	—	—	—	1,889	—	—	4,709
Transfers out of Level 3(a)	(13,530)	—	(2,953)	—	—	—	—	—	—	(16,483)
Balance as of June 30, 2021	882,786	17,765	1,343	168,823	8,004	60,362	16,292	5,247	569	1,161,191
Net change in unrealized appreciation (depreciation) from investments held at June 30, 2021	8,774	105	20	483	1,474	911	(80)	67	(42)	11,712

(a) Investments were transferred into and out of Level 3 during the six months ended June 30, 2021. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table summarizes the quantitative inputs and assumptions used for investments in securities at fair value categorized as Level 3 in the fair value hierarchy as of June 30, 2021.

	Fair Value ($)	Primary Valuation Techniques	Inputs	Estimated Range		Weighted Average(a)
Assets Investment in securities
Senior Loans	857,231	Yield Analysis	Market Yield	3.4 44.8%	% -	7.6%
Senior Loans	13,995	Other	Recent Transaction Price	$99 - $100		$100
Senior Loans	11,560	Broker Quotes	N/A	N/A		N/A
Subordinated Loans	17,765	Yield Analysis	Market Yield	8.9 19.6%	% -	11.7%
Corporate Bonds	1,343	Yield Analysis	Market Yield	10.9 11.3%	% -	11.0%
Collateralized Loan Obligations	159,826	Broker Quotes	N/A	N/A		N/A
Collateralized Loan Obligations	8,997	Other	Recent Transaction Price	$0 - $99		$87
Common Stocks	8,004	EV Market Multiple Analysis	EBITDA Multiplier	4.5 26.7x	x -	11.2	x
Preferred Stocks	60,362	EV Market Multiple Analysis	EBITDA Multiplier	8.0 35.0x	x -	16.9	x
Private Asset-Backed Debt	11,878	Other	Recent Transaction Price	$98 - $100		$99
Private Asset-Backed Debt	4,414	Income (Other)	Constant Default Rate (CDR), Constant Prepayment Rate (CPR), Recovery Rate	6.3 44.2% 0.0% - 20.0% 0.0% - 60.0%	% -	6.3 44.2% 0.0% - 20.0% 0.0% - 60.0%% -
Real Estate Debt	5,247	Yield Analysis	Market Yield	14.0 20.0%	% -	18.0%
Warrants	569	EV Market Multiple Analysis	EBITDA Multiplier	7.3 9.5x	x -	7.7	x
Total Level 3 Investments	1,161,191

(a) Weighted averages are calculated based on fair value of investments.
Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund's investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund's investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

The following are the carrying and fair values of the Fund's debt obligations as of June 30, 2021 for which the Fund has determined would be categorized as Level 2 in the fair value hierarchy.

	As of June 30, 2021
	Carrying Value(a) ($)	Fair Value ($)
Wells Credit Facility	92,768	92,768
State Street Credit Facility	210,853	210,853
	303,621	303,621

(a) The Wells Credit Facility and the State Street Credit Facility carrying values are the same as the principal amounts outstanding.

(5) Common Stock

The Fund, pursuant to an exemptive order granted by the SEC on July 11, 2017, offers multiple classes of shares. On July 11, 2017, the Fund's registration statement offering Class A, Class C, and Class I shares became effective. On November 2, 2017, the Fund's registration statement offering Class L shares became effective. On November 15, 2018, the Fund's registration statement offering Class U shares became effective and on November 30, 2018 the Fund's registration statement offering Class W shares became effective. On March 31, 2020, the Fund's registration statement offering Class U-2 shares became effective. The maximum sales load

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

imposed on purchases, maximum contingent deferred sales charges, shareholder servicing and/or distribution fees charged will vary depending on each share class.

Common share transactions were as follows:

Class A	For the Six Months Ended June 30, 2021
	Shares	Amount ($)
Common shares outstanding — beginning of period	2,343	59,555
Common shares issued	268	6,771
Reinvestment of distributions	19	481
Common shares redeemed	(244)	(6,159)
Common shares outstanding — end of period	2,386	60,648
Class C	For the Six Months Ended June 30, 2021
	Shares	Amount ($)
Common shares outstanding — beginning of period	2,716	69,404
Common shares issued	317	7,979
Reinvestment of distributions	38	956
Common shares redeemed	(150)	(3,757)
Common shares outstanding — end of period	2,921	74,582
Class I	For the Six Months Ended June 30, 2021
	Shares	Amount ($)
Common shares outstanding — beginning of period	23,927	603,397
Common shares issued	12,266	312,001
Reinvestment of distributions	271	6,887
Common shares redeemed	(1,475)	(37,355)
Common shares outstanding — end of period	34,989	884,930
Class L	For the Six Months Ended June 30, 2021
	Shares	Amount ($)
Common shares outstanding — beginning of period	293	7,467
Common shares issued	83	2,083
Reinvestment of distributions	7	179
Common shares redeemed	(17)	(427)
Common shares outstanding — end of period	366	9,302
Class U	For the Six Months Ended June 30, 2021
	Shares	Amount ($)
Common shares outstanding — beginning of period	7,909	195,677
Common shares issued	2,720	69,112
Reinvestment of distributions	197	5,000
Common shares redeemed	(373)	(9,421)
Common shares outstanding — end of period	10,453	260,368
Class U-2	For the Six Months Ended June 30, 2021
	Shares	Amount ($)
Common shares outstanding — beginning of period	477	11,500
Common shares issued	400	10,138
Reinvestment of distributions	12	299
Common shares redeemed	(3)	(71)
Common shares outstanding — end of period	886	21,866
Class W	For the Six Months Ended June 30, 2021
	Shares	Amount ($)
Common shares outstanding — beginning of period	1,576	40,494
Common shares issued	—	—
Reinvestment of distributions	30	753
Common shares redeemed	(74)	(1,881)
Common shares outstanding — end of period	1,532	39,366

Repurchase Program

Beginning in the second quarter of 2017, the Fund began offering and currently intends to continue offering, the quarterly repurchase of shares in such amount as may be determined by the Board in accordance with the Fund's fundamental policy to conduct repurchase offers for between 5%-25% of its outstanding shares each quarter.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table summarizes the share repurchases completed during the six months ended June 30, 2021:

Three Months Ended	Repurchase Date	Shares Repurchased	Purchase Price Per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchased Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
December 31, 2020	January 15, 2021	1,226	25.24	$30,934	2,003	5.00%	3.06%
March 31, 2021	April 15, 2021	1,110	25.35	28,137	2,282	5.00%	2.43%
Total		2,336		$59,071

(6) Debt

In accordance with the Investment Company Act, the Fund is allowed to borrow amounts such that its asset coverage, calculated pursuant to the Investment Company Act, is at least 300% after such borrowing.

State Street Credit Facility

The Fund is a party to a senior secured revolving credit facility (as amended, the "State Street Credit Facility"), that allows the Fund to borrow up to $300,000 at any one time outstanding. The State Street Credit Facility stated maturity date is June 16, 2022. Under the State Street Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness and liens, (b) limitations on certain restricted payments and (c) maintaining a ratio of total assets (less total liabilities other than indebtedness) to total indebtedness of the Fund and its consolidated subsidiaries (subject to certain exceptions) of not less than 3:1.0. These covenants are subject to important limitations and exceptions that are described in the documents governing the State Street Credit Facility. Amounts available to borrow under the State Street Credit Facility (and the incurrence of certain other permitted debt) are also subject to compliance with a borrowing base that applies different advance rates to different types of assets in the Fund's portfolio that are pledged as collateral. As of June 30, 2021, the Fund was in compliance in all material respects with the terms of the State Street Credit Facility. See Note 11 for a subsequent event relating to the State Street Credit Facility.

As of June 30, 2021, there was $210,853 outstanding under the State Street Credit Facility. The interest rate charged on the State Street Credit Facility is based on an applicable LIBOR rate plus 1.00% (as defined in the agreements governing the State Street Credit Facility). The Fund is required to pay a commitment fee of 0.25% per annum on any unused portion of the State Street Credit Facility.

For the six months ended June 30, 2021, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the State Street Credit Facility were as follows:

For the Six Months Ended June 30, 2021
Stated interest expense	$917
Unused commitment fees	50
Amortization of debt issuance costs	201
Total interest and credit facility fees expense	$1,168
Average stated interest rate	1.08%
Average outstanding balance	$171,325

Wells Credit Facility

The Fund and the Fund's consolidated subsidiary, CADEX Credit Financing, LLC (the "Financing Sub"), are party to a revolving funding facility (as amended, the "Wells Credit Facility"), that allows the Financing Sub to borrow up to $250,000 at any one time outstanding. The Wells Credit Facility is secured by all of the assets held by, and the membership interest in, the Financing Sub. The end of the reinvestment period and the stated maturity date for the Wells Credit Facility are May 14, 2024 and May 14, 2026, respectively.

Amounts available to borrow under the Wells Credit Facility are subject to a borrowing base that applies different advance rates to different types of assets held by the Financing Sub. The Financing Sub is also subject to limitations with respect to the loans securing the Wells Credit Facility, including restrictions on loan size, borrower domicile, payment frequency and status, collateral interests, and loans with fixed rates, as well as restrictions on portfolio company leverage, which may also affect the borrowing base and therefore amounts available to borrow. The Fund and the Financing Sub are also required to comply with various covenants, reporting requirements and other customary requirements for similar facilities. These covenants are subject to important limitations

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

and exceptions that are described in the agreements governing the Wells Credit Facility. As of June 30, 2021, the Fund and the Financing Sub were in compliance in all material respects with the terms of the Wells Credit Facility.

As of June 30, 2021, there was $92,768 outstanding under the Wells Credit Facility. The interest rate charged on the Wells Credit Facility is based on an applicable LIBOR rate plus spread of 2.10% (as defined in the agreements governing the Wells Credit Facility). The Financing Sub is also required to pay a commitment fee of between 0.50% and 1.375% per annum depending on the size of the unused portion of the Wells Credit Facility.

For the six months ended June 30, 2021, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Wells Credit Facility were as follows:

For the Six Months Ended June 30, 2021
Stated interest expense	$1,064
Unused commitment fees	340
Amortization of debt issuance costs	267
Total interest and credit facility fees expense	$1,671
Average stated interest rate	2.52%
Average outstanding balance	$85,187

(7) Investment Transactions

For the six months ended June 30, 2021, the cost of investments purchased and proceeds from the sale of investments, excluding short obligations, were as follows:

For the Six Months Ended June 30, 2021 $
Cost of investments purchased	830,626
Proceeds from the sale of investments	333,380

(8) Derivative Instruments

The Fund recognizes all of its derivative instruments at fair value as either assets or liabilities in the consolidated statement of assets and liabilities. The changes in the fair value are included in the consolidated statement of operations during the current year. The Fund is exposed to certain risks relating to its ongoing operations; the primary risks managed by using derivative instruments are market risk, credit risk, and foreign exchange risk. Additionally, the Fund holds certain derivative instruments for investment purposes. As of or during the six months ended June 30, 2021, the Fund held the following instruments meeting the definition of a derivative instrument: forward currency contracts, credit default swaps and equity options.

Qualitative Disclosures of Derivative Financial Instruments

The following is a description of the derivatives utilized by the Fund during the reporting period, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

The Fund enters into forward currency contracts from time to time to help mitigate the impact that an adverse change in foreign exchange rates would have on the value of the Fund's investments denominated in foreign currencies. As of June 30, 2021, the counterparty to these forward currency contracts was Goldman Sachs.

Forward currency contracts are considered undesignated derivative instruments.

Equity Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The Fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the Fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The premium received by the Fund for option contracts written is recorded as a liability. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. The Fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized gains or losses occurring during the holding period of purchased options contracts are included in the "net realized gains or losses on purchased options" in the accompanying consolidated statement of operations. Net unrealized gains or

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

losses occurring during the holding period of written options contracts are included in the "net realized gains or losses on written options" in the accompanying consolidated statement of operations.

Credit Default Swaps

The Fund enters into credit default swap contracts for investment purposes and to manage its credit risk. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. The Fund may purchase or sell protection. A seller of protection generally receives an upfront payment or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments received are accrued daily and accounted for as realized gains. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The buyer of protection generally pays an upfront premium or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments paid are accrued daily and accounted for as realized losses.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the consolidated statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

The Fund's derivative contracts are subject to either International Swaps and Derivatives Association Master Agreements, or futures contracts/OTC addendums which contain certain covenants and other provisions that, if violated, may require the Fund to post collateral on derivatives if the Fund is in a net liability position with its counterparties exceeding certain amounts. As of June 30, 2021, there are no derivative instruments with credit-risk-related contingent features that are in a net liability position after taking into effect permissible offsetting. Additionally, OTC derivative counterparties may immediately terminate these agreements and the related derivative contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages or amounts. As of June 30, 2021, the termination values of these derivative contracts were approximately equal to their fair values.

Total Return Swaps

Total return is used as substitutes for owning or shorting the physical securities that comprise a given market index, or to obtain long or short exposure in markets where no physical securities are available, such as an interest rate index. Total return refers to the payment (or receipt) of an index's total return, which is then exchanged for the receipt (or payment) of a floating interest rate. Total return swaps provide the Fund with the additional flexibility of gaining or shedding exposure to a market or sector index by using the most cost-effective vehicle available. To the extent the Fund uses total return swaps to hedge risk, basis risk may cause the hedge to be less effective or ineffective.

Certain information related to the Fund's derivative instruments as of June 30, 2021 is presented below.

	As of June 30, 2021
Derivative Instrument	Notional Amount	Maturity Date	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Foreign currency forward contract	£(542)	7/19/2021	$9	$—	Derivatives
Foreign currency forward contract	£(37)	7/19/2021	—	—	Derivatives
Foreign currency forward contract	£(539)	7/22/2021	—	(1)	Derivatives
Foreign currency forward contract	£(39)	7/22/2021	—	—	Derivatives
Foreign currency forward contract	£(9,045)	7/23/2021	59	—	Derivatives
Foreign currency forward contract	€(8,114)	7/23/2021	166	—	Derivatives

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

	As of June 30, 2021
Derivative Instrument	Notional Amount		Maturity Date	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Foreign currency forward contract	CAD	(5,806)	7/23/2021	$—	$(17)	Derivatives
Foreign currency forward contract		€(4,907)	7/23/2021	35	—	Derivatives
Foreign currency forward contract	NOK	(4,497)	7/23/2021	83	—	Derivatives
Foreign currency forward contract		£(2,954)	7/23/2021	64	—	Derivatives
Foreign currency forward contract		€(2,357)	7/23/2021	25	—	Derivatives
Foreign currency forward contract	SEK	(2,139)	7/23/2021	12	—	Derivatives
Foreign currency forward contract	CAD	(404)	7/23/2021	—	(3)	Derivatives
Foreign currency forward contract	CAD	(306)	7/23/2021	8	—	Derivatives
Foreign currency forward contract		£(144)	7/23/2021	2	—	Derivatives
Foreign currency forward contract	CAD	(93)	7/23/2021	—	(1)	Derivatives
Foreign currency forward contract	NOK	255	7/23/2021	—	(2)	Derivatives
Foreign currency forward contract		€2,381	7/23/2021	—	(9)	Derivatives
Foreign currency forward contract		£2,770	7/23/2021	—	(3)	Derivatives
Foreign currency forward contract		€(1,309)	10/7/2021	7	—	Derivatives
Call-Chicago Board Options Exchange-VIX US		$142	8/19/2021	16	—	Derivatives
Put-iShares 7-10 Year Treasury Bond ETF		$9,239	9/20/2021	55	—	Derivatives
Put-Invesco CurrencyShares Japanese Yen Trust		$1,957	1/24/2022	49	—	Derivatives
Put-Invesco Senior Loan ETF		$935	7/19/2021	4	—	Derivatives
Call-Chicago Board Options Exchange-VIX US		$(142)	8/19/2021	—	(8)	Derivatives
Call-Invesco Senior Loan ETF		$(935)	7/19/2021	—	(8)	Derivatives
Put-iShares 7-10 Year Treasury Bond ETF		$(9,239)	9/20/2021	—	(19)	Derivatives
AXL CDS USD SR 5Y		$250	6/20/2025	—	(19)	Derivatives
CDX.NA.HY S35 5Y		$5,873	12/20/2025	—	(604)	Derivatives
KSS CDS USD SR 5Y		$62	12/20/2025	—	—	Derivatives
TSLA CDS USD SR 5Y		$275	6/20/2026	—	(9)	Derivatives
CDX.NA.HY S35 5Y Tranche 15-25		$2,784	12/20/2025	—	(231)	Derivatives
CMBX.NA.BBB- S9		$1,030	9/17/2058	79	—	Derivatives
JWN CDS USD SR 5Y		$210	6/20/2024	1	—	Derivatives
Total				$674	$(934)

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Net realized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2021 is in the following location in the consolidated statement of operations:

Derivative Instrument	Statement Location	For the Six Months Ended June 30, 2021 ($)
Forward currency contract	Net realized losses on derivative contracts	(176)
Purchased options	Net realized losses on derivative contracts	(730)
Written options	Net realized losses on derivative contracts	411
Credit default swaps	Net realized losses on derivative contracts	(410)
Total		(905)

Net unrealized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2021 is in the following location in the consolidated statement of operations:

Derivative Instrument	Statement Location	For the Six Months Ended June 30, 2021 ($)
Forward currency contract	Net unrealized gains on derivative contracts	529
Purchased options	Net unrealized gains on derivative contracts	24
Written options	Net unrealized gains on derivative contracts	39
Credit default swaps	Net unrealized gains on derivative contracts	95
Total		687

Offsetting Arrangements

Although the Fund generally presents derivative and other financial instruments on a gross basis in the consolidated statement of assets and liabilities, certain derivative and other financial instruments are subject to enforceable master netting arrangements with certain counterparties which allow for the derivative and other financial instruments to be offset.

The following table presents the rights of offset and related arrangements associated with the Fund's derivative instruments:

				Gross Amounts Not Offset in Statement of Assets and Liabilities
Description	Gross Amount of Recognized Assets (Liabilities)	Gross Amount offset in Assets (Liabilities)	Net Amounts of Assets (Liabilities) Presented	Financial Instrument	Collateral (Received) Pledged	Net Amount
Assets:
Goldman Sachs:
Forward Foreign Currency Contracts	$470	$—	$470	$(36)	$—	$434
Total	$470	$—	$470	$(36)	$—	$434
Liabilities:
Goldman Sachs:
Forward foreign currency contracts	$(36)	$—	$(36)	$36	$—	$—
Swap agreements	(237)	—	(237)	—	237	—
Total	$(273)	$—	$(273)	$36	$237	$—

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(9) Income Taxes

The Fund intends to distribute all or substantially all of its taxable income to shareholders and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to RICs. Accordingly, no provision for U.S. federal income taxes is required.

The Fund may elect to incur an excise tax if it is deemed prudent by its Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the six months ended June 30, 2021, the Fund incurred U.S. federal excise taxes of $113.

As of December 31, 2020, which is the end of the Fund's taxable year, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(10) Risk Factors

Senior Loans Risk

Although senior loans ("Senior Loans") are senior and typically secured in a first lien (including "unitranche" loans, which are loans that combine both senior and subordinated debt, generally in a first lien position) or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such Senior Loans are generally similar to the risks of other below investment grade fixed income instruments. Investments in below investment grade Senior Loans are considered speculative because of the credit risk of the issuers of debt instruments (each, a "Borrower"). Such Borrowers are more likely than investment grade Borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the net asset value of the Fund and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which could adversely affect the Senior Loan's value.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower's obligation in the event of nonpayment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a Senior Loan. The collateral securing a Senior Loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. Additionally, a Senior Loan may be "primed" in bankruptcy, which reduces the ability of the holders of the Senior Loan to recover on the collateral.

There may be less readily available information about most Senior Loans and the Borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the "Securities Act") or the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior Loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and, in addition, are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower's credit quality rather than on any available independent sources. Consequently, the Fund will be particularly dependent on the analytical abilities of the Adviser. In certain circumstances, Senior Loans may not be deemed to be securities under certain federal securities laws, other than the Investment Company Act. Therefore, in the event of fraud or misrepresentation by a Borrower or an arranger, the Fund may not have the protection of the antifraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the Senior Loan agreement itself and common law fraud protections under applicable state law.

The secondary trading market for Senior Loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

conditions may mean that the Fund may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.

Subordinated Loans Risk

Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a Subordinated Loan, the first priority lien holder has first claim to the underlying collateral of the loan to the extent such claim is secured. Additionally, an over secured creditor may be entitled to additional interest and other charges in bankruptcy increasing the amount of their allowed claim. Subordinated Loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Loans and may be less liquid.

Corporate Bonds Risk

The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate- and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the Borrower, such as investors' perceptions of the creditworthiness of the Borrower, the Borrower's financial performance, perceptions of the Borrower in the market place, performance of management of the Borrower, the Borrower's capital structure and use of financial leverage and demand for the Borrower's goods and services. There is a risk that the Borrowers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. High yield corporate bonds are often high risk and have speculative characteristics. High yield corporate bonds may be particularly susceptible to adverse Borrower-specific developments.

CLO Securities Risk

CLOs issue securities in tranches with different payment characteristics and different credit ratings. The rated tranches of securities issued by CLOs ("CLO Securities") are generally assigned credit ratings by one or more nationally recognized statistical rating organizations. The subordinated (or residual) tranches do not receive ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO.

The riskiest portion of the capital structure of a CLO is the subordinated (or residual) tranche, which bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the subordinated tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO Securities as a class. The risks of an investment in a CLO depend largely on the collateral and the tranche of the CLO in which the Fund invests.

The CLOs in which the Fund invests may have issued and sold debt tranches that will rank senior to the tranches in which the Fund invests. By their terms, such more senior tranches may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the tranches in which the Fund invests.

Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a CLO, holders of more senior tranches would typically be entitled to receive payment in full before the Fund receives any distribution. After repaying such senior creditors, such CLO may not have any remaining assets to use for repaying its obligation to the Fund. In the case of tranches ranking equally with the tranches in which the Fund invests, the Fund would have to share on an equal basis any

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

distributions with other creditors holding such securities in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant CLO. Therefore, the Fund may not receive back the full amount of its investment in a CLO.

The transaction documents relating to the issuance of CLO Securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO's investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO's investment manager to maximize returns on the CLO Securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO Securities. Furthermore, CLO Securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

Payments to holders of CLO Securities may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on CLO Securities, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the Borrower of the related CLO Securities to pay such deficiency will be extinguished.

The market value of CLO Securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO Securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.

Asset-Backed Securities Risk

Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities' weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many Borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

Investment and Market Risk

An investment in the common shares of the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the common shares of the Fund represents an indirect investment in the portfolio of Senior Loans, Corporate Bonds, CLO Securities and other securities and loans owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably. For instance, during periods of global economic downturn, the secondary markets for Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds may experience sudden and sharp price swings, which can be exacerbated by large or sustained sales by major investors in these markets, a high-profile default by a major Borrower, movements in indices tied to these markets or related securities or investments, or a change in the market's perception of Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds. At any point in time, an investment in the common shares of the Fund may be worth

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

less than the original amount invested, even after taking into account distributions paid by the Fund, if any, and the ability of common shareholders to reinvest dividends. The Fund currently intends to utilize leverage, which will magnify the Fund's risks and, in turn, the risks to the common shareholders.

Interest Rate Risk

The market value of Corporate Bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as rates rise. Accordingly, an increase in market interest rates (which are currently considered low by historic standards) may cause a decrease in the price of a debt security and, therefore, a decline in the net asset value of the Fund's common shares. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Because Senior Loans with floating or variable rates reset their interest rates only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund's common shares. In addition, Senior Loans or similar loans or securities may allow the Borrower to opt between LIBOR-based interest rates and interest rates based on bank prime rates, which may have an effect on the net asset value of the Fund's common shares.

LIBOR Risk

National and international regulators and law enforcement agencies have conducted investigations into a number of rates or indices that are deemed to be "reference rates." Actions by such regulators and law enforcement agencies may result in changes to the manner in which certain reference rates are determined, their discontinuance, or the establishment of alternative reference rates. In particular, on July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (the "FCA"), which regulates the LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, confirmed that it would cease the publication of USD LIBOR on December 31, 2021 for only the one week and two month USD LIBOR tenors, and on June 30, 2023 for all other USD LIBOR tenors. Such announcement indicates that the continuation of LIBOR on the current basis cannot and will not be guaranteed after 2021. It appears highly likely that LIBOR will be discontinued or modified in the near future. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, is considering replacing U.S. dollar LIBOR with a new index calculated by short-term repurchase agreements, backed by Treasury securities. The future of LIBOR at this time is uncertain. Potential changes, or uncertainty related to such potential changes, may adversely affect the market for LIBOR-based securities, including the Fund's portfolio of LIBOR indexed, floating rate debt securities, or the cost of the Fund's borrowings. In addition, changes or reforms to the determination or supervision of LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR, which could have an adverse impact on the market for LIBOR-based securities, including the value of the LIBOR indexed, floating rate debt securities in the Fund's portfolio, or the cost of the Fund's borrowings. Additionally, if LIBOR ceases to exist, the Fund may need to renegotiate the credit agreements extending beyond 2021 with the Fund's lenders and the Fund's portfolio companies that utilize LIBOR as a factor in determining the interest rate to replace LIBOR with the new standard that is established.

Liquidity Risk

The Fund may not be able to readily dispose of illiquid securities or loans at prices that approximate those at which the Fund could sell the securities or loans if they were more widely traded and, as a result of that illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the net asset value of the common shares and ability to make dividend distributions. The Fund's investments may not be readily marketable and may be subject to restrictions on resale. Generally, the Fund's investments are not listed on any national securities exchange and no active trading market may exist. When a secondary market exists, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

Duration and Maturity Risk

The Fund has no fixed policy regarding portfolio maturity or duration. Holding long duration and long maturity investments will expose the Fund to certain additional risks.

When interest rates rise, certain obligations will be paid off by the Borrower more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

interest rates, securities may exhibit additional volatility and may lose value.

When interest rates fall, certain obligations will be paid off by the Borrower more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as Borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Adviser will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Special Situations and Stressed Investments Risk

Although investments in debt and equity securities and other obligations of companies that may be in some level of financial or business distress, including companies involved in, or that have recently completed, bankruptcy or other reorganization and liquidation proceedings ("Stressed Issuers") (such investments, "Special Situation Investments") may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund's original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain information as to the true financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.

The Fund may make investments in Stressed Issuers when the Adviser believes it is reasonably likely that the Stressed Issuer will make an exchange offer or will be the subject to a plan of reorganization pursuant to which the Fund will receive new securities in return for a Special Situation Investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the Special Situation Investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Special Situation Investment, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Special Situation Investments, the Fund's ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by Special Situation Investments will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the Special Situation Investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Special Situation Investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Special Situation Investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.

To the extent that the Fund holds interests in a Stressed Issuer that are different (or more senior or junior) than those held by other funds and/or accounts managed by the Adviser or its affiliates ("Other Accounts"), the Adviser is likely to be presented with decisions involving circumstances where the interests of such Other Accounts may be in conflict with the Fund's interests. Furthermore, it is possible that the Fund's interest may be subordinated or otherwise adversely affected by virtue of such Other Accounts' involvement and actions relating to their investment. In addition, when the Fund and Other Accounts hold investments in the same Stressed Issuer (including in the same level of the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work-outs, renegotiations or other activities related to its investment in the Stressed Issuer absent an exemption due to the fact that Other Accounts hold investments in the same Stressed Issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as Other Accounts in the same or similar situations even if the Adviser believes it would be in the Fund's best economic interests to do so. Also, the Fund may be prohibited by applicable law from investing in a Stressed Issuer (or an

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

affiliate) that Other Accounts are also investing in or currently invest in even if the Adviser believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with Stressed Issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of future prohibited transactions, the Adviser may avoid recommending allocating an investment opportunity to the Fund that it would otherwise recommend, subject to the Adviser's then-current allocation policy and any applicable exemptions.

Below Investment Grade Rating Risk

Debt instruments that are rated below investment grade are often referred to as ("high yield") securities or "junk bonds." Below investment grade instruments are rated "Ba1" or lower by Moody's, "BB+" or lower by S&P or "BB+" or lower by Fitch or, if unrated, are judged by the Adviser to be of comparable credit quality. While generally providing greater income and opportunity for gain, below investment grade debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of an instrument that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the Borrower's financial condition. Below investment grade instruments often are considered to be speculative with respect to the capacity of the Borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some Borrowers issuing such debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade instruments may be less liquid than that for higher rated instruments. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund's ability to achieve its investment objectives will be more dependent on the Adviser's credit analysis than would be the case when the Fund invests in rated securities.

Under normal market conditions, the Fund will invest in debt instruments rated in the lower rating categories ("Caa1" or lower by Moody's, "CCC+" or lower by S&P or "CCC+" or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

European Risk

The Fund may invest a portion of its capital in debt securities issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom (the "UK"). Concerns regarding the sovereign debt of various Eurozone countries and proposals for investors to incur substantial write-downs and reductions in the face value of the sovereign debt of certain countries give rise to concerns about sovereign defaults, the possibility that one or more countries might leave the European Union (the "EU") or the Eurozone and various proposals (still under consideration and unclear in material respects) for support of affected countries and the Euro as a currency. The outcome of any such situation cannot be predicted. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on investments by the Fund in securities of European companies, including but not limited to the availability of credit to support such companies' financing needs, uncertainty and disruption in relation to financing, customer and supply contracts denominated in Euro and wider economic disruption in markets served by those companies, while austerity and other measures that have been introduced in order to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. A number of the Fund's securities may be denominated in the Euro. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone (particularly in the case of investments in securities of companies in affected countries) could also have material adverse effects on the Fund. The UK ceased to be a member state of the EU on January 31, 2020 commonly referred to as "Brexit," and the transition period provided for in the withdrawal agreement entered by the UK and the EU ended on December 31, 2020. In December 2020, the UK and the EU agreed on a trade and cooperation agreement that will apply provisionally after the end of the

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

transition period until it is ratified by the parties to the agreement. On December 31, 2020, the United Kingdom passed legislation giving effect to the trade and cooperation agreement, with the EU expected to formally adopt the agreement in early 2021. The trade and cooperation agreement covers the general objectives and framework of the relationship between the UK and the EU. The impact of Brexit on the UK and EU and the broader global economy is unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit also may lead to greater volatility in the global currency and financial markets, which could adversely affect the Fund. In connection with investments in non-U.S. issuers, the Fund may engage in foreign currency exchange transactions but is not required to hedge its currency exposure. As such, the Fund makes investments that are denominated in British pound sterling or Euros. The Fund's assets are valued in U.S. dollars and the depreciation of the British pound sterling and/or the Euro in relation to the U.S. dollar could adversely affect the Fund's investments denominated in British pound sterling or Euros that are not fully hedged regardless of the performance of the underlying issuer.

Market Disruption Risk

The outbreak of a highly contagious form of a novel coronavirus ("COVID-19") pandemic in early 2020, for which the World Health Organization declared a global pandemic and the United States has declared a national emergency, led to significant and continued volatility in the public and private markets during 2020. Many states, including those in which the Fund's portfolio companies operate, have issued orders requiring the closure of, or certain restrictions on the operation of, non-essential businesses and/or requiring residents to stay at home. The COVID-19 pandemic and restrictive measures taken to contain or mitigate its spread have caused, and are continuing to cause, business shutdowns, or the re-introduction of business shutdowns, cancellations of events and restrictions on travel, significant reductions in demand for certain good and services, reductions in business activity and financial transactions, supply chain interruptions and overall economic and financial market instability both globally and in the United States. Such effects will likely continue for the duration of the pandemic, which is uncertain, and for some period thereafter. Beginning in December 2020, the U.S. Food and Drug Administration authorized the distribution and administration of certain COVID-19 vaccinations. However, it remains unclear how quickly the vaccines will be distributed or when "herd immunity" will be achieved and the restrictions that were imposed to slow the spread of the virus will be lifted entirely. Delay in distributing the vaccines or an actual or perceived failure to achieve "herd immunity" could lead people to continue to refrain from participating in the economy at pre-pandemic levels for a prolonged period of time. Even after the COVID-19 pandemic subsides, the U.S. economy and most other major global economies may continue to experience a recession, and the Fund, as well as its portfolio companies, could be materially adversely affected by a prolonged recession in the U.S. and other major markets.

The COVID-19 pandemic has adversely impacted the fair value of certain of the Fund's investments, including those reported as of June 30, 2021, and the values reported may differ materially from the values that the Fund may ultimately realize with respect to its investments. The impact of the COVID-19 pandemic may not yet be fully reflected in the fair value of the Fund's investments as the Fund's valuations, and particularly valuations of private investments and private companies, are inherently uncertain, may fluctuate over short periods of time and are often based on estimates, comparisons and qualitative evaluations of private information that is often from a time period earlier, generally two to three months, than the quarter for which the Fund is reporting. The valuation of the Fund's investments may not show the complete or the continuing impact of the COVID-19 pandemic and the resulting restrictive measures taken in response thereto. As a result, the Fund may continue to see a negative impact to the fair value of its investments.

(11) Subsequent Events

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements as of and for the six months ended June 30, 2021, except as discussed below:

In July 2021, the Fund authorized the creation, issuance and sale of 2,400 shares of Series A Mandatory Redeemable Preferred Stock (the "Series A MRP Shares"), 3,600 shares of Series B Mandatory Redeemable Preferred Stock (the "Series B MRP Shares") and 6,000 shares of Series C Mandatory Redeemable Preferred Stock (the "Series C MRP Shares" and together with the Series A MRP Shares and Series B MRP Shares, the "MRP Shares"). Each of the MRP Shares has a liquidation preference of $25.00 per share.

The Series A MRP Shares and the Series B MRP Shares have a dividend rate of 2.68% per annum, payable quarterly, and a redemption date of five years from issuance. The Series C MRP Shares have a dividend rate of 3.07% per annum, payable quarterly, and a redemption date of seven years from issuance. The weighted average dividend rate for the MRP Shares is 2.88% per annum. The MRP Shares are subject to optional and mandatory redemption in certain circumstances.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends plus, in some cases, an early redemption premium, which may vary based on the date of redemption. The Fund is subject to certain restrictions relating to the MRP Shares such as maintaining certain asset coverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders and could trigger the mandatory redemption of the MRP Shares.

In July 2021, the Fund issued 2,400 shares of the Series A MRP Shares for gross proceeds of $60,000. The redemption date for the Series A MRP Shares is July 30, 2026. In September 2021, the Fund is expected to issue 3,600 shares of the Series B MRP Shares and 6,000 shares of the Series C MRP Shares for gross proceeds of $90,000 and $150,000, respectively. The redemption dates for the Series B MRP Shares and the Series C MRP Shares are expected to be September 30, 2026 and September 30, 2028, respectively. Following the expected issuance of the Series B MRP Shares and the Series C MRP Shares, the aggregate dollar amount of the MRP Shares will be $300,000.

In July 2021, the Fund entered into an amendment to the State Street Credit Facility which among other things, permitted the Fund to issue the MRP Shares and extended the stated maturity date from July 17, 2022 to July 21, 2023.

The following common share distributions were declared for July and August 2021:

Record Date: daily
Payable Date: July 31, 2021
Per Share Amount: $0.11827337

Record Date: daily
Payable Date: August 31, 2021
Per Share Amount: $0.11827337

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information

June 30, 2021 (Unaudited)

Proxy Information

The policies and procedures used to determine how to vote proxies relating to securities held by the Fund are available (1) without charge, upon request, by calling 1-877-855-3434, or (2) on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available on Form N-PX by August 31 of each year (1) without charge, upon request, by calling 1-877-855-3434, or (2) on the SEC's website at http://www.sec.gov.

Portfolio Information

The Fund files its complete schedule of portfolio holdings for the first quarter and the third quarter of each fiscal year on SEC Form N-PORT. The Fund's Form N-PORT reports are available (1) without charge, upon request, by calling 1-877-855-3434; and (2) on the SEC's website at http://www.sec.gov.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2021 (Unaudited)

Dividend Reinvestment Plan

The Fund will operate under a dividend reinvestment plan, (the "DRIP") administered by DST Systems, Inc. ("DST"). Pursuant to the plan, the Fund's distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to DST. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by the DST 30 days prior to the record date of the distribution or the shareholder will receive such distribution in shares through the DRIP. Under the DRIP, the Fund's distributions to shareholders are automatically reinvested in full and fractional shares as described below.

When the Fund declares a distribution, DST, on the shareholder's behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund's net asset value per share.

DST will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. DST will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those shares purchased pursuant to the DRIP. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. DST will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the DRIP, DST will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the DRIP.

Neither DST nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRIP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. The Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants with regard to purchases under the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

All correspondence concerning the DRIP should be directed to DST at CION Ares Diversified Credit Fund c/o DST Systems, Inc., P.O. Box 219422, Kansas City, MO 64121-9422. Certain transactions can be performed by calling the toll free number 888-729-4266.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2021 (Unaudited)

Plan of Distribution

ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund's principal underwriter and acts as the Distributor of the Fund's shares on a best efforts basis, subject to various conditions. The Fund's shares are offered for sale through the Distributor at net asset value plus the applicable sales load. The Distributor also may enter into agreements with financial intermediaries for the sale and servicing of the Fund's shares. In reliance on Rule 415 of the Securities Act of 1933, the Fund intends to offer to sell up to 80,000,000 of its shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use its best efforts to solicit orders for the purchase of the shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.

The Distributor has entered into a wholesale marketing agreement with CION Securities, a registered broker-dealer and an affiliate of CION. Pursuant to the terms of the wholesale marketing agreement, CION Securities will seek to market and otherwise promote the Fund through various wholesale distribution channels, including regional and independent retail broker-dealers and registered investment advisers.

CION Securities has also entered into a dealer manager agreement with the Fund pursuant to which CION Securities has agreed to provide certain marketing and wholesale services in consideration of its receipt of the dealer manager fee.

The Advisers or its affiliates, in the Adviser's discretion and from their own resources, may pay additional compensation to financial intermediaries in connection with the sale of the Fund's shares. In return for the additional compensation, the Fund may receive certain marketing advantages including access to a financial intermediaries' registered representatives, placement on a list of investment options offered by a financial intermediary, or the ability to assist in training and educating the financial intermediaries. The additional compensation may differ among financial intermediaries in amount or in the manner of calculation: payments of additional compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the financial intermediary, or determined in some other manner. The receipt of additional compensation by a selling financial intermediary may create potential conflicts of interest between an investor and its financial intermediary who is recommending the Fund over other potential investments. Additionally, the Fund pays a servicing fee to the financial intermediaries or financial institution for providing ongoing services in respect of clients holding shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and ongoing liaison services as the Fund or the Adviser may reasonably request.

The Fund and the Adviser have agreed to indemnify the Distributor against certain liabilities, including liabilities under the 1933 Act, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2021 (Unaudited)

Investment Adviser

CION Ares Management, LLC
3 Park Avenue, 36th Floor
New York, NY 10016

Administrator

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent and DRIP Administrator

DST Systems, Inc.
333 W 11th Street
Kansas City, MO 64105

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
725 S. Figueroa Street
Los Angeles, CA 90017

Fund Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2021 (Unaudited)

Privacy Notice

We are committed to maintaining the privacy of our shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, we will not receive any non-public personal information about shareholders of the common stock of the Fund, although certain of our shareholders' non-public information may become available to us. The non-public personal information that we may receive falls into the following categories:

•  Information we receive from shareholders, whether we receive it orally, in writing or electronically. This includes shareholders' communications to us concerning their investment;

•  Information about shareholders' transactions and history with us; or

•  Other general information that we may obtain about shareholders, such as demographic and contact information such as address.

We do not disclose any non-public personal information about shareholders, except:

•  to our affiliates (such as our investment adviser) and their employees that have a legitimate business need for the information;

•  to our service providers (such as our administrator, accountants, attorneys, custodians, transfer agent, underwriter and proxy solicitors) and their employees as is necessary to service shareholder accounts or otherwise provide the applicable service;

•  to comply with court orders, subpoenas, lawful discovery requests, or other legal or regulatory requirements; or

•  as allowed or required by applicable law or regulation.

When the Fund shares non-public shareholder personal information referred to above, the information is made available for limited business purposes and under controlled circumstances designed to protect our shareholders' privacy. The Fund does not permit use of shareholder information for any non-business or marketing purpose, nor does the Fund permit third parties to rent, sell, trade or otherwise release or disclose information to any other party.

The Fund's service providers, such as their adviser, administrator, and transfer agent, are required to maintain physical, electronic, and procedural safeguards to protect shareholder nonpublic personal information; to prevent unauthorized access or use; and to dispose of such information when it is no longer required.

Personnel of affiliates may access shareholder information only for business purposes. The degree of access is based on the sensitivity of the information and on personnel need for the information to service a shareholder's account or comply with legal requirements.

If a shareholder ceases to be a shareholder, we will adhere to the privacy policies and practices as described above. We may choose to modify our privacy policies at any time. Before we do so, we will notify shareholders and provide a description of our privacy policy.

In the event of a corporate change in control resulting from, for example, a sale to, or merger with, another entity, or in the event of a sale of assets, we reserve the right to transfer your non-public personal information to the new party in control or the party acquiring assets.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2021 (Unaudited)

Board of Trustees and Executive Officers

Trustees

Information regarding the members of the Board is set forth below. The Trustees have been divided into two groups — Interested Trustees and Independent Trustees. As set forth in the Fund's declaration of trust, each Trustee's term of office shall continue until his or her death, resignation or removal.

Name, address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Interested Trustees(3)
Mark Gatto 1972	Trustee	2016	Co-Chief Executive Officer and Co-President, CION Investment Group, LLC and Co-Chief Executive Officer CION Investment Corporation; Director and Co-Chief Executive Officer, CION Ares Management, LLC	1	CION Investment Corporation; CION Ares Management, LLC
Mitch Goldstein 1967	Trustee	2016	Partner of Ares Management; Co-President, Ares Capital Corporation	1	None
Michael A. Reisner 1970	Trustee	2016	Co-Chief Executive Officer and Co-President, CION Investment Group, LLC and Co-Chief Executive Officer CION Investment Corporation; Director and Co-Chief Executive Officer, CION Ares Management, LLC	1	CION Investment Corporation; CION Ares Management, LLC
David A. Sachs 1956	Trustee and Chairman of the Board	2016	Partner of Ares Management	1	Terex Corporation; Ares Dynamic Credit Allocation Fund, Inc

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2021 (Unaudited)

Trustees

Name, address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Independent Trustees
Jeffrey Perlowitz 1956	Trustee	2020	Prior to 2016, Managing Director, Citigroup, Inc.	1	PennyMac Financial Services, Inc.
Paula B. Pretlow 1955	Trustee	2016	Prior to 2012, Senior Vice President, The Capital Group Companies	1	The Kresge Foundation; The Harry & Jeanette Weinberg Foundation; Northwestern University; Ares Dynamic Credit Allocation Fund, Inc.
John Joseph Shaw 1951	Trustee	2016	Independent Consultant; prior to 2012, President, Los Angeles Rams	1	Ares Dynamic Credit Allocation Fund, Inc.
Bruce H. Spector 1942	Trustee	2016	Independent Consultant; from 2007 to 2015, Senior Advisor, Apollo Global Management, LLC (private equity)	1	The Private Bank of California (2007-2013); Ares Dynamic Credit Allocation Fund, Inc.
Mark R. Yosowitz 1968	Trustee	2016	From 2014 to present, President, Mentored; from 2014 to present, Adjunct Professor, Brooklyn Law School; from 2008 to present, Senior Vice President, Corporate Development, ThinkEco Inc.	1	None

(1)  The address of each Trustee is care of the Secretary of the Fund at 3 Park Avenue, 36th Floor, New York, NY 10016.

(2)  The term "Fund Complex" means two or more registered investment companies that share the same investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies or hold themselves out to investors as related companies for the purpose of investment and investor services.

(3)  "Interested person," as defined in the Investment Company Act, of the Fund. Mr. Gatto, Mr. Goldstein, Mr. Reisner and Mr. Sachs are interested persons of the Fund due to their affiliation with the Adviser.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2021 (Unaudited)

Executive Officers

Name, address(1) and age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John Atherton 1981	Vice President and Assistant Secretary	2018

Mr. Atherton is a Managing Director and Associate General Counsel, Credit in the Ares Legal Department. Prior to joining Ares in 2018, Mr. Atherton was General Counsel, Private Investment Structures at Schroder Adveq. Previously Mr. Atherton was a Senior Associate in the London and Boston offices of Proskauer Rose LLP, where he focused on private investment funds.

Joshua Bloomstein 1973	Vice President and Assistant Secretary	2016

Mr. Bloomstein serves as a Partner and General Counsel (Credit) and Deputy General Counsel (Corporate) of Ares Management, where he focuses on credit matters. He is General Counsel, Vice President and Secretary of Ares Capital Corporation and Vice President and Assistant Secretary of Ares Commercial Real Estate Corporation. He is also a member of the Ares Enterprise Risk Committee. Mr. Bloomstein joined Ares in 2006.

Michael Dennis 1976	Vice President	2017

Mr. Dennis is a Partner and Co-Head of European Credit, in the Ares Credit Group. Additionally, Mr. Dennis serves as a member of the Management Committee of Ares Management and the Ares Credit Group's European Direct Lending and European Liquid Credit Investment Committees. Mr. Dennis joined Ares in 2007.

Kevin Early 1971	Vice President	2017	Mr. Early is a Partner, European Finance in the Ares Finance Department. Mr. Early joined Ares in 2012.
Anton Feingold 1980	Vice President and Assistant Secretary	2016

Mr. Feingold is a Managing Director and Associate General Counsel (Real Estate) in the Ares Legal Group. He also serves as Vice President and Secretary of Ares Commercial Real Estate Corporation. Mr. Feingold joined Ares in 2014.

Ian Fitzgerald 1975	General Counsel and Secretary Vice President and Assistant Secretary	2019 2017-2019

Mr. Fitzgerald is a Managing Director and Associate General Counsel (Credit) in the Ares Legal Group, where he focuses on credit matters. He also serves as Vice President and Assistant Secretary of Ivy Hill Asset Management, L.P. and Vice President and Assistant Secretary of Ivy Hill Asset Management GP, LLC, Ivy Hill Asset Management's General Partner. Mr. Fitzgerald joined Ares in 2010.

Mark Gatto 1972	Co-President and Co-Chief Executive Officer	2016

Mr. Gatto is Co-Chief Executive Officer and Co-President of CION Investment Group, LLC as well as Co-Chief Executive Officer CION Investment Corp., a business development company focused on middle market loans. Mr. Gatto serves on the investment committee of CIC. In addition, Mr. Gatto is a Director and Co-Chief Executive Officer of CION Ares Management, LLC. Mr. Gatto joined CION in 1999.

Mitch Goldstein 1967	Vice President	2016

Mr. Goldstein is a Partner and Co-Head of the Ares Credit Group and a member of the Management Committee of Ares Management. He additionally serves as Co-President of Ares Capital Corporation. He is a member of the Ares Credit Group's U.S. Direct Lending and Commercial Finance Investment Committees and Ivy Hill Asset Management Investment Committee. Mr. Goldstein joined Ares Management in 2005.

Blair Jacobson 1972	Vice President	2017

Mr. Jacobson is a Partner and Co-Head of European Credit in the Ares Credit Group and a member of the Management Committee of Ares Management. He also serves on the boards of Ares Management Limited and Ares Management UK Limited. Additionally, Mr. Jacobson serves on the Ares Credit Group's European Direct Lending and European Liquid Credit Investment Committees. He joined Ares in 2012.

Keith Kooper 1975	Vice President and Assistant Secretary	2016

Mr. Kooper is a Partner and General Counsel (Real Estate) in the Ares Legal Group. He also serves as Vice President and Assistant Secretary of Ares Commercial Real Estate Corporation. Mr. Kooper additionally serves as a member of the Ares Enterprise Risk Committee. Mr. Kooper joined Ares in 2013.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2021 (Unaudited)

Executive Officers

Name, address(1) and age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Miriam Krieger 1976	Chief Compliance Officer and Anti-Money Laundering Officer	2017

Ms. Krieger is a Partner and Global Chief Compliance Officer and is a member of the Ares Operations Management Group. Ms. Krieger is the firm's Global Anti-Money Laundering Officer and Global Anti-Corruption Officer and also serves as Chief Compliance Officer of several entities affiliated with Ares Management or of investment funds managed by Ares Management and its affiliates, including Ivy Hill Asset Management, L.P.. Ms. Krieger joined Ares in 2010.

Scott Lem 1977	Chief Financial Officer Treasurer	2019 2016-2019

Mr. Lem is a Partner and Chief Accounting Officer, Credit (Direct Lending) in the Ares Finance Department. Mr. Lem additionally serves as Chief Accounting Officer, Vice President and Treasurer of Ares Capital Corporation. Mr. Lem also serves as Chief Financial Officer of ARDC, a NYSE-listed, closed end fund managed by an affiliate of Ares. He may from time to time serve as an officer, director or principal of entities affiliated with Ares Management or investment funds managed by Ares Management and its affiliates. From July 2003 to December 2008, Mr. Lem served as Controller of Ares Management. Mr. Lem joined Ares in 2003.

Greg Margolies 1966	Vice President	2016

Mr. Margolies is a Partner in the Ares Credit Group, the Head of Markets for Ares Management and a member of the Management Committee of Ares Management. Additionally, Mr. Margolies serves as a member of the Ares Credit Group's U.S. Liquid Credit and Global Structured Credit Investment Committees, the Ares Dynamic Credit Allocation Fund, Inc. ("ARDC") Investment Committee and the Ares Private Equity Group's Special Situations Funds Investment Committee. Mr. Margolies joined Ares in 2009.

Michael Reisner 1970	Co-President and Co-Chief Executive Officer	2016

Mr. Reisner is Co-Chief Executive Officer and Co-President of CION Investment Group, LLC as well as Co-Chief Executive Officer CION Investment Corp. ("CIC"), a business development company focused on middle market loans. Mr. Reisner serves on the investment committee of CIC. In addition, Mr. Reisner is a Director and Co-Chief Executive Officer of CION Ares Management, LLC. Mr. Reisner joined CION in 2001.

Penni F. Roll 1965	Treasurer Chief Financial Officer	2019 2016-2019

Ms. Roll is a Partner and the Chief Financial Officer of the Ares Credit Group. She also serves as the Chief Financial Officer of Ares Capital Corporation. She may additionally from time to time serve as an officer, director or principal of entities affiliated with Ares Management or of investment funds managed by Ares Management and its affiliates. Ms. Roll joined Ares in 2010.

Naseem Sagati Aghili 1981	Vice President and Assistant Secretary	2019

Ms. Sagati Aghili is General Counsel and Secretary of Ares Management Corporation. She is a Partner in and Head of the Ares Legal Group and additionally serves on the Ares Executive Management Committee, Business Advisory Group, Enterprise Risk Committee and Communications Committee. She also serves as Vice President of Ares Capital Corporation ("ARCC") and Ares Dynamic Credit Allocation Fund Inc. ("ARDC"). Prior to being named the firm's General Counsel in 2020, Ms. Sagati Aghili served in a variety of roles at Ares, including most recently Co-General Counsel and General Counsel, Private Equity. Ms. Sagati Aghili joined Ares in 2009.

Greg Schill 1981	Vice President	2016	Mr. Schill is Senior Managing Director of CION Investment Group, LLC. Prior to this, he served as Managing Director since 2012. Mr. Schill joined CION in 2001.

(1)  The address of each officer is care of the Secretary of the Fund at 3 Park Avenue, 36th Floor, New York, NY 10016.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 888-729-4266 to request the SAI.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2021 (Unaudited)

Approval of Investment Sub-Advisory Agreement

The Board of Trustees (the "Board") of CION Ares Diversified Credit Fund (the "Fund"), a majority of whom are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund (the "Independent Trustees"), renewed the Investment Sub-Advisory Agreement by and among the CION Ares Management, LLC (the "Adviser"), Ares Capital Management II LLC (the "Sub-Adviser") and the Fund (the "Agreement") at a meeting held on August 10, 2021 (the "Meeting").

The Fund's Board has the responsibility under the 1940 Act to consider the renewal of the Fund's Agreement on an annual basis called for the purpose of voting on such renewal. In addition, the Fund's Board generally receives, reviews and evaluates information concerning the services and personnel of the Sub-Adviser and its affiliates at quarterly meetings of the Board. While particular emphasis might be placed on information concerning the Fund's investment performance, comparability of fees, total expenses and profitability at any meeting at which a renewal of the Agreement is considered, the process of evaluating the Sub-Adviser and the Fund's investment advisory and administrative arrangements is an ongoing one.

In connection with the renewal of the Agreement, the Independent Trustees met with their independent counsel in executive session. Counsel to the Independent Trustees reviewed with the Independent Trustees a memorandum outlining the legal duties of the Board under the 1940 Act and applicable state law and discussed the factors outlined by the federal courts as relevant to a board's consideration of the approval of an investment advisory agreement.

In considering whether to renew the Agreement, the Fund's Board reviewed certain information provided to the Board by the Sub-Adviser in advance of the Meeting, and supplemented orally at the Meeting, including, among other things, information concerning the services rendered to the Fund by the Sub-Adviser, comparative fee, expense and performance information, and other reports of and presentations by representatives of the Sub-Adviser concerning the Fund's and Sub-Adviser's operations, compliance programs and risk management. The Board also reviewed a report prepared by the Sub-Adviser which included information comparing (1) the Fund's performance with the performance of a group of comparable funds (the "Performance Group") for various periods ended June 30, 2021 and (2) the Fund's total expenses with those of a group of comparable funds (the "Expense Group"), which was identical to the Performance Group, the information for which was derived in part from Bloomberg and fund financial statements available to the Sub-Adviser as of the date of their analysis.

In determining whether to renew the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

(a) The nature, extent and quality of services to be provided by the Sub-Adviser — With respect to the nature, extent and quality of services to be provided by the Sub-Adviser, the Board reviewed the information regarding the types of services to be provided under the Agreement and information describing the Sub-Adviser's organization and business, including the quality of the investment research capabilities of the Sub-Adviser and the other resources dedicated to performing services for the Fund. The Board noted the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Sub-Adviser involved with the Fund, including the portfolio management team's expertise in managing securities in which the Fund invests, the integrated platforms of the Sub-Adviser and its affiliates and the benefits, resources and opportunities of the platforms that the Sub-Adviser is able to access. Fund management discussed the size and experience of the Sub-Adviser's staff, the experience of their key personnel in providing investment management services, including the members of the allocation committee, the systems used by the Sub-Adviser's personnel and the ability of the Sub-Adviser to attract and retain capable personnel. The quality of administrative and other services were also considered. The Board also noted the reputation and track record of the Sub-Adviser's organization as a leading manager of credit assets.

(b) Investment performance of the Fund and the Sub-Adviser — With respect to investment performance of the Fund and the Sub-Adviser, the Board reviewed statistical information concerning the Fund's investment performance in relation to its stated objective, as well as comparative data with respect to the performance of unaffiliated closed-end funds operating as interval funds that engage in similar investing, underwriting and origination activity provided by the Sub-Adviser. Representatives of the Sub-Adviser reviewed with the Board the Fund's performance. In connection with its review, the Board discussed the results of the performance comparisons provided by the Sub-Adviser.

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2021 (Unaudited)

In reviewing the Sub-Adviser's report, the Board took into consideration that the Sub-Adviser identified primarily interval funds that focused on global credit as the peer categories the Sub-Adviser believed were most comparable to the Fund given the Fund's flexible mandate and focus on a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments. The Board noted that the Fund's total return performance, on a net asset value basis, had outperformed the average return of the Performance Group in the year-to-date, trailing one-year and inception to date periods ended June 30, 2021.

Representatives of the Sub-Adviser noted that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the Fund and comparable funds, highlighting, in particular, the difficulty in finding an appropriate universe of comparable funds. In discussing the Fund's performance, they noted, among other things, the outperformance may be attributable to its relative value-focused direct origination strategy which yields a defensive investment posture, strong security selection and an overweight allocation to directly originated investments.

(c) Cost of the services to be provided and profits to be realized by the Sub-Adviser from the relationship with the Fund — The Board considered information about the profitability of the Fund to the Sub-Adviser, as well as the costs of services provided by the Sub-Adviser to the Fund. The Board received and reviewed information relating to the financial condition of the Sub-Adviser and its affiliates. Representatives of the Sub-Adviser reviewed the expenses allocated and profit received by the Sub-Adviser and its affiliates and the resulting profitability percentage for managing the Fund and the method used to determine the expenses and profit. The Board also considered that the Adviser pays the Sub-Adviser a portion of its advisory fee as compensation for the sub-advisory services.

(d) Economies of scale and whether fee levels reflect these economies of scale — The Board considered the extent to which economies of scale are expected to be realized and whether fee levels reflect these economies of scale. The Trustees noted that while the Sub-Adviser is not currently experiencing any economies of scale in servicing the Fund there is a possibility that modest economies of scale related to administrative costs could be realized as asset levels increase.

(e) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment Sub-Adviser or other clients — In evaluating the management fees and expenses, the Board considered the Fund's management fees and the Fund's expense ratios in absolute terms and as compared with the fees and expenses of the Expense Group. Based upon the comparative fee information provided, the Board noted that the Fund's advisory fees were generally in line with those of comparable funds in the Expense Group identified by the Sub-Adviser. The Board considered that the Agreement provides that the Sub-Adviser may earn a portion of the incentive fee and, to the extent the fee is earned and paid, would effectively result in a higher rate of total compensation from the Fund to the Sub-Adviser than the base-management fee rate stated in the Agreement. In addition, the Board also noted the reputation and track record of the Sub-Adviser's organization as a leading manager of credit assets.

In discussing the Fund's management fees and expenses, representatives of the Sub-Adviser noted, among other things, that the Sub-Adviser believes the management fees and expenses are reasonable when compared to, and are consistent with, other similar funds and portfolios, particularly in light of the Fund's performance. The previous decrease of the management fee to 1.25% of managed assets and of the incentive fee to 15% of pre-incentive fee net investment income was also noted. Representatives of the Sub-Adviser also noted that the Fund's investment strategy of investing in a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments requires additional expertise and expense related to trade support, pricing and valuation, marketing, investor education and regulatory monitoring. In addition, representatives of the Sub-Adviser noted that the Fund's size is smaller than the average and median of the peer group, and thus has a smaller capital base over which to spread fixed costs.

(f) Benefits derived or to be derived by the Sub-Adviser from their relationship with the Fund — The Board also considered the extent to which benefits other than the fees and reimbursement amounts might accrue to the Sub-Adviser and its affiliates from their relationships with the Fund. The Board noted in this regard that, while certain funds

Semi-Annual Report 2021

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2021 (Unaudited)

and accounts managed by the Sub-Adviser engage from time to time in cross trade and co-investment transactions with the Fund as permitted by the 1940 Act, neither the Adviser or its affiliate execute portfolio transactions on behalf of the Fund, and that the Sub-Adviser had confirmed that the Fund does not invest in securities issued by affiliates of the Sub-Adviser, including collateralized loan obligations sponsored by the Sub-Adviser. However, the Board recognized that the Sub-Adviser might derive reputational and other benefits from their association with the Fund, including access to a different investor base than historically serviced by the Sub-Advisor and its affiliates.

Conclusion

At the conclusion of these discussions, the Board agreed that it had been furnished with information sufficiently responsive to allow it to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations at the Meeting, and in reliance on information received on a routine and regular basis through the year relating to the operations of the Fund and the investment management and other services provided under the Agreement, the Board, including the Independent Trustees, supported the approval of the renewal of the Agreement for an additional one-year period ending November 1, 2022.

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Semi-Annual Report 2021

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for this filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this filing.

Item 6. Investments.

(a)            Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)            Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable for this filing.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for this filing.

(a)(2) Not applicable for this filing.

(a)(3) Not applicable for this filing.

(a)(4) Not applicable for this filing.

(b) There have been no changes to the portfolio managers identified in the most recently filed annual report on Form N-CSR (File Nos. 333-212323 and 811-23165) for CION Ares Diversified Credit Fund (the “Fund”).

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None during the period covered by this Form N-CSR filing pursuant to a plan or program.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees during the period covered by this Form N-CSR filing.

Item 11. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this filing.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION ARES DIVERSIFIED CREDIT FUND

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Chief Executive Officer

Date:	September 7, 2021

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Chief Executive Officer

Date:	September 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer

Date:	September 7, 2021

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer

Date:	September 7, 2021

By:	/s/ Scott C. Lem
Scott C. Lem
Chief Financial Officer

Date:	September 7, 2021